MML Aggressive Allocation Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 87.2%
Invesco Oppenheimer V.I. International Growth Fund, Series I	59,904	$187,501
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	18,006	2,165,176
Invesco V.I. Global Fund, Series I	12,082	705,120
Invesco V.I. Main Street Fund, Series I	7,772	269,932
MML Blue Chip Growth Fund, Initial Class (a)	737,195	15,451,613
MML Equity Income Fund, Initial Class (a)	821,273	9,485,706
MML Equity Index Fund, Class III (a)	9,921	314,194
MML Focused Equity Fund, Class II (a)	2,289,609	17,080,483
MML Foreign Fund, Initial Class (a)	609,661	6,456,312
MML Fundamental Equity Fund, Class II (a)	1,055,962	12,059,090
MML Fundamental Value Fund, Class II (a)	723,302	9,829,679
MML Global Fund, Class I (a)	1,257,607	17,619,067
MML Income & Growth Fund, Initial Class (a)	837,158	9,685,916
MML International Equity Fund, Class II (a)	755,854	8,080,082
MML Large Cap Growth Fund, Initial Class (a)	560,841	7,924,684
MML Mid Cap Growth Fund, Initial Class (a)	525,362	8,395,282
MML Mid Cap Value Fund, Initial Class (a)	556,591	6,534,376
MML Small Cap Growth Equity Fund, Initial Class (a)	155,392	2,293,712
MML Small Company Value Fund, Class II (a)	244,301	4,062,728
MML Small/Mid Cap Value Fund, Initial Class (a)	134,869	1,842,316
MML Strategic Emerging Markets Fund, Class II (a)	310,699	3,423,906
		143,866,875
Fixed Income Funds — 12.9%
Invesco V.I. Global Strategic Income Fund, Series I	268,579	1,259,637
MML Dynamic Bond Fund, Class II (a)	333,085	3,354,163
MML High Yield Fund, Class II (a)	65,452	649,936
MML Inflation-Protected and Income Fund, Initial Class (a)	86,995	946,505
MML Managed Bond Fund, Initial Class (a)	633,698	8,249,813
MML Short-Duration Bond Fund, Class II (a)	265,945	2,592,964
MML Total Return Bond Fund, Class II (a)	398,255	4,169,726
		21,222,744

TOTAL MUTUAL FUNDS (Cost $152,392,261)		165,089,619

TOTAL LONG-TERM INVESTMENTS (Cost $152,392,261)		165,089,619

TOTAL INVESTMENTS — 100.1% (Cost $152,392,261) (b)		165,089,619

Other Assets/(Liabilities) — (0.1)%		(130,597)

NET ASSETS — 100.0%		$164,959,022

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds Core Allocation Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 64.6%
American Funds Insurance Series® Growth-Income Fund, Class 1	3,841,692	$240,528,346
American Funds Insurance Series® Washington Mutual Investors Fund, Class 1	15,068,638	246,522,914
American Funds Insurance Series® International Fund, Class 1	4,539,830	109,682,300
		596,733,560
Fixed Income Funds — 35.5%
American Funds Insurance Series® The Bond Fund of America, Class 1	28,858,929	327,260,253

TOTAL MUTUAL FUNDS (Cost $788,164,997)		923,993,813

TOTAL LONG-TERM INVESTMENTS (Cost $788,164,997)		923,993,813

TOTAL INVESTMENTS — 100.1% (Cost $788,164,997) (a)		923,993,813

Other Assets/(Liabilities) — (0.1)%		(1,017,059)

NET ASSETS — 100.0%		$922,976,754

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds Growth Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 100.1%
American Funds Insurance Series Growth Fund, Class 1	2,358,393	$279,988,391

TOTAL MUTUAL FUNDS (Cost $191,112,050)		279,988,391

TOTAL INVESTMENTS — 100.1% (Cost $191,112,050) (a)		279,988,391

Other Assets/(Liabilities) — (0.1)%		(328,349)

NET ASSETS — 100.0%		$279,660,042

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds International Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%

Equity Funds — 100.2%
American Funds Insurance Series International Fund, Class 1	2,507,219	$60,574,406

TOTAL MUTUAL FUNDS (Cost $48,302,311)		60,574,406

TOTAL INVESTMENTS — 100.2% (Cost $48,302,311) (a)		60,574,406

Other Assets/(Liabilities) — (0.2)%		(99,260)

NET ASSETS — 100.0%		$60,475,146

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML Balanced Allocation Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 47.5%
Invesco Oppenheimer V.I. International Growth Fund, Series I	181,925	$569,425
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	4,363	524,696
Invesco V.I. Global Fund, Series I	3,633	212,018
Invesco V.I. Main Street Fund, Series I	15,693	545,024
MML Blue Chip Growth Fund, Initial Class (a)	1,167,842	24,477,975
MML Equity Income Fund, Initial Class (a)	1,370,578	15,830,175
MML Equity Index Fund, Class III (a)	16,739	530,139
MML Focused Equity Fund, Class II (a)	3,524,214	26,290,640
MML Foreign Fund, Initial Class (a)	1,011,496	10,711,740
MML Fundamental Equity Fund, Class II (a)	1,621,902	18,522,116
MML Fundamental Value Fund, Class II (a)	1,058,700	14,387,733
MML Global Fund, Class I (a)	2,235,217	31,315,384
MML Income & Growth Fund, Initial Class (a)	1,263,243	14,615,721
MML International Equity Fund, Class II (a)	1,309,123	13,994,525
MML Large Cap Growth Fund, Initial Class (a)	891,282	12,593,818
MML Mid Cap Growth Fund, Initial Class (a)	805,732	12,875,603
MML Mid Cap Value Fund, Initial Class (a)	887,344	10,417,424
MML Small Cap Growth Equity Fund, Initial Class (a)	112,103	1,654,731
MML Small Company Value Fund, Class II (a)	303,587	5,048,657
MML Small/Mid Cap Value Fund, Initial Class (a)	215,286	2,940,805
MML Strategic Emerging Markets Fund, Class II (a)	444,141	4,894,431
		222,952,780
Fixed Income Funds — 52.6%
Invesco V.I. Global Strategic Income Fund, Series I	2,189,469	10,268,610
MML Dynamic Bond Fund, Class II (a)	4,867,422	49,014,943
MML High Yield Fund, Class II (a)	354,746	3,522,623
MML Inflation-Protected and Income Fund, Initial Class (a)	1,455,479	15,835,611
MML Managed Bond Fund, Initial Class (a)	6,787,999	88,369,717
MML Short-Duration Bond Fund, Class II (a)	2,241,201	21,851,705
MML Total Return Bond Fund, Class II (a)	5,573,206	58,351,467
		247,214,676

TOTAL MUTUAL FUNDS (Cost $437,216,895)		470,167,456

TOTAL LONG-TERM INVESTMENTS (Cost $437,216,895)		470,167,456

TOTAL INVESTMENTS — 100.1% (Cost $437,216,895) (b)		470,167,456

Other Assets/(Liabilities) — (0.1)%		(381,564)

NET ASSETS — 100.0%		$469,785,892

MML Balanced Allocation Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Blue Chip Growth Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 98.9%
Basic Materials — 0.3%
Chemicals — 0.3%
Linde PLC	5,422	$1,590,707
The Sherwin-Williams Co.	1,395	390,223
		1,980,930

Communications — 38.4%
Internet — 37.7%
Alibaba Group Holding Ltd. Sponsored ADR (a)	18,524	2,742,478
Alphabet, Inc. Class A (a)	3,545	9,477,629
Alphabet, Inc. Class C (a)	15,552	41,450,901
Amazon.com, Inc. (a)	17,977	59,055,164
Booking Holdings, Inc. (a)	1,452	3,446,859
Coupang, Inc. (a)	38,613	1,075,372
Delivery Hero SE (a) (b)	7,511	961,822
DoorDash, Inc., Class A (a)	28,764	5,924,809
Facebook, Inc. Class A (a)	119,880	40,686,073
Netflix, Inc. (a)	21,418	13,072,262
Pinterest, Inc. Class A (a)	91,298	4,651,633
Roku, Inc. (a)	2,642	827,871
Sea Ltd. ADR (a)	50,148	15,983,672
Shopify, Inc. Class A (a)	3,371	4,570,334
Snap, Inc. Class A (a)	185,589	13,709,460
Spotify Technology SA (a)	8,887	2,002,597
Tencent Holdings Ltd.	107,600	6,309,042
		225,947,978
Media — 0.5%
The Walt Disney Co. (a)	18,802	3,180,734
Telecommunications — 0.2%
T-Mobile US, Inc. (a)	11,151	1,424,652
		230,553,364
Consumer, Cyclical — 6.3%
Apparel — 0.8%
NIKE, Inc. Class B	34,601	5,025,103
Distribution & Wholesale — 0.3%
Copart, Inc. (a)	11,789	1,635,370
Retail — 5.2%
Carvana Co. (a) (c)	28,285	8,529,059

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Chipotle Mexican Grill, Inc. (a)	2,901	$5,272,626
Dollar General Corp.	20,025	4,248,103
Lululemon Athletica, Inc. (a)	13,653	5,525,369
Ross Stores, Inc.	44,794	4,875,827
Starbucks Corp.	13,969	1,540,920
The TJX Cos., Inc.	17,120	1,129,578
		31,121,482

Consumer, Non-cyclical — 16.8%
Biotechnology — 0.0%
Exact Sciences Corp. (a)	721	68,819
Commercial Services — 6.6%
Affirm Holdings, Inc. (a)	30,702	3,657,529
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $775,038) (a) (d) (e) (f)	138,153	744,645
Cintas Corp.	1,756	668,439
CoStar Group, Inc. (a)	31,851	2,741,097
Equifax, Inc.	3,148	797,766
Global Payments, Inc.	33,265	5,241,899
PayPal Holdings, Inc. (a)	54,819	14,264,452
S&P Global, Inc.	10,160	4,316,882
Square, Inc. Class A (a)	24,151	5,792,376
Toast, Inc., Class A (a)	2,505	125,125
TransUnion	9,171	1,029,995
		39,380,205
Health Care – Products — 5.2%
Align Technology, Inc. (a)	1,709	1,137,220
Danaher Corp.	25,001	7,611,304
Dentsply Sirona, Inc.	25,315	1,469,536
Intuitive Surgical, Inc. (a)	10,758	10,695,066
Stryker Corp.	18,753	4,945,541
Teleflex, Inc.	4,357	1,640,628
Thermo Fisher Scientific, Inc.	6,778	3,872,475
		31,371,770
Health Care – Services — 3.0%
HCA Healthcare, Inc.	22,600	5,485,472
Humana, Inc.	4,781	1,860,526
UnitedHealth Group, Inc.	27,111	10,593,352
		17,939,350
Pharmaceuticals — 2.0%
AstraZeneca PLC Sponsored ADR	25,340	1,521,921
Eli Lilly & Co.	28,544	6,595,091
Zoetis, Inc.	18,865	3,662,451
		11,779,463
		100,539,607

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 7.5%
Banks — 1.1%
The Goldman Sachs Group, Inc.	17,990	$6,800,760
Diversified Financial Services — 5.9%
The Charles Schwab Corp.	40,378	2,941,134
Mastercard, Inc. Class A	36,458	12,675,717
Visa, Inc. Class A	87,255	19,436,051
		35,052,902
Insurance — 0.5%
Chubb Ltd.	10,303	1,787,364
Marsh & McLennan Cos., Inc.	7,227	1,094,385
		2,881,749
		44,735,411
Industrial — 0.5%
Electronics — 0.2%
TE Connectivity Ltd.	8,276	1,135,633
Miscellaneous - Manufacturing — 0.3%
General Electric Co.	19,333	1,991,879
		3,127,512
Technology — 29.1%
Computers — 5.7%
Apple, Inc.	208,614	29,518,881
Crowdstrike Holdings, Inc. Class A (a)	3,500	860,230
Fortinet, Inc. (a)	13,372	3,905,159
		34,284,270
Semiconductors — 5.5%
Advanced Micro Devices, Inc. (a)	59,826	6,156,095
ASML Holding NV	7,669	5,714,249
Marvell Technology, Inc.	40,357	2,433,931
Monolithic Power Systems, Inc.	4,387	2,126,291
NVIDIA Corp.	51,322	10,631,865
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR Sponsored ADR	18,692	2,086,962
Texas Instruments, Inc.	17,783	3,418,070
		32,567,463
Software — 17.9%
Atlassian Corp. PLC Class A (a)	8,304	3,250,352
Bill.com Holdings, Inc. (a)	9,201	2,456,207
Canva, Inc. (Acquired 8/16/21, Cost $163,600) (a) (d) (e) (f)	96	163,600
Coupa Software, Inc. (a)	6,355	1,392,889
Datadog, Inc. Class A (a)	10,328	1,459,863
DocuSign, Inc. (a)	13,966	3,595,267
Fidelity National Information Services, Inc.	12,144	1,477,682
Fiserv, Inc. (a)	47,762	5,182,177
Intuit, Inc.	24,172	13,041,036

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Microsoft Corp.	120,955	$34,099,633
MongoDB, Inc. (a)	8,938	4,214,356
MSCI, Inc.	1,426	867,493
Paycom Software, Inc. (a)	1,360	674,220
Roper Technologies, Inc.	6,358	2,836,494
salesforce.com, Inc. (a)	6,950	1,884,979
ServiceNow, Inc. (a)	25,121	15,632,045
Snowflake, Inc. Class A (a)	4,020	1,215,769
Synopsys, Inc. (a)	19,868	5,948,678
Twilio, Inc. Class A (a)	3,486	1,112,208
Veeva Systems, Inc. Class A (a)	7,240	2,086,351
Zoom Video Communications, Inc. Class A (a)	18,476	4,831,474
		107,422,773
		174,274,506

TOTAL COMMON STOCK (Cost $329,198,103)		592,993,285

PREFERRED STOCK — 0.6%
Consumer, Cyclical — 0.4%
Auto Manufacturers — 0.4%
Rivian Automotive, Inc., Series F (Acquired 1/19/21, Cost $1,248,073) (a) (d) (e) (f)	33,869	2,405,715
Technology — 0.2%
Software — 0.2%
Databricks, Inc., Series G (Acquired 2/01/21, Cost $172,224) (a) (d) (e) (f)	971	214,059
Databricks, Inc., Series H (Acquired 8/31/21, Cost $542,974) (a) (d) (e) (f)	2,463	542,974
Gusto, Inc., Series E (Acquired 7/13/21, Cost $254,865) (a) (d) (e) (f)	8,385	254,865
		1,011,898

TOTAL PREFERRED STOCK (Cost $2,218,136)		3,417,613

TOTAL EQUITIES (Cost $331,416,239)		596,410,898

	Principal Amount
BONDS & NOTES — 0.2%
CORPORATE DEBT — 0.2%
Consumer, Cyclical — 0.2%
Auto Manufacturers — 0.2%
Rivian Automotive, Inc., Promissory Note (Acquired 7/23/21, Cost $1,614,700) (a) (d) (e) (f)	$1,614,700	1,614,700

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL CORPORATE DEBT (Cost $1,614,700)		$1,614,700

TOTAL BONDS & NOTES (Cost $1,614,700)		1,614,700

TOTAL LONG-TERM INVESTMENTS (Cost $333,030,939)		598,025,598

	Number of Shares
SHORT-TERM INVESTMENTS — 0.4%

Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	100	100

	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (g)	$2,400,138	2,400,138

TOTAL SHORT-TERM INVESTMENTS (Cost $2,400,238)		2,400,238

TOTAL INVESTMENTS — 100.1% (Cost $335,431,177) (h)		600,425,836

Other Assets/(Liabilities) — (0.1)%		(759,218)

NET ASSETS — 100.0%		$599,666,618

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $961,822 or 0.16% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $5,052,899 or 0.84% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $5,155,663 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2021, these securities amounted to a value of $5,940,558 or 0.99% of net assets.
(f)	Restricted security. Certain securities are restricted as to resale. At September 30, 2021, these securities amounted to a value of $5,940,558 or 0.99% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Maturity value of $2,400,138. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $2,448,190.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MML Conservative Allocation Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 39.7%
Invesco Oppenheimer V.I. International Growth Fund, Series I	88,581	$277,258
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	5,148	619,085
Invesco V.I. Global Fund, Series I	2,298	134,107
Invesco V.I. Main Street Fund, Series I	31,013	1,077,065
MML Blue Chip Growth Fund, Initial Class (a)	804,645	16,865,365
MML Equity Income Fund, Initial Class (a)	992,220	11,460,145
MML Equity Index Fund, Class III (a)	9,212	291,729
MML Focused Equity Fund, Class II (a)	2,627,549	19,601,517
MML Foreign Fund, Initial Class (a)	718,008	7,603,706
MML Fundamental Equity Fund, Class II (a)	1,172,337	13,388,087
MML Fundamental Value Fund, Class II (a)	810,234	11,011,077
MML Global Fund, Class I (a)	1,462,014	20,482,817
MML Income & Growth Fund, Initial Class (a)	935,322	10,821,672
MML International Equity Fund, Class II (a)	703,932	7,525,037
MML Large Cap Growth Fund, Initial Class (a)	605,546	8,556,360
MML Mid Cap Growth Fund, Initial Class (a)	601,084	9,605,321
MML Mid Cap Value Fund, Initial Class (a)	592,225	6,952,725
MML Small Cap Growth Equity Fund, Initial Class (a)	68,716	1,014,303
MML Small Company Value Fund, Class II (a)	241,431	4,015,003
MML Small/Mid Cap Value Fund, Initial Class (a)	152,680	2,085,605
MML Strategic Emerging Markets Fund, Class II (a)	359,494	3,961,622
		157,349,606
Fixed Income Funds — 60.4%
Invesco V.I. Global Strategic Income Fund, Series I	2,291,417	10,746,744
MML Dynamic Bond Fund, Class II (a)	4,659,163	46,917,767
MML High Yield Fund, Class II (a)	325,042	3,227,669
MML Inflation-Protected and Income Fund, Initial Class (a)	1,402,494	15,259,138
MML Managed Bond Fund, Initial Class (a)	6,610,786	86,062,666
MML Short-Duration Bond Fund, Class II (a)	2,116,168	20,632,642
MML Total Return Bond Fund, Class II (a)	5,393,006	56,464,770
		239,311,396

TOTAL MUTUAL FUNDS (Cost $375,888,474)		396,661,002

TOTAL LONG-TERM INVESTMENTS (Cost $375,888,474)		396,661,002

TOTAL INVESTMENTS — 100.1% (Cost $375,888,474) (b)		396,661,002

Other Assets/(Liabilities) — (0.1)%		(327,917)

NET ASSETS — 100.0%		$396,333,085

MML Conservative Allocation Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Income Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 97.3%
Basic Materials — 5.5%
Chemicals — 3.8%
Akzo Nobel NV	13,446	$1,464,146
CF Industries Holdings, Inc.	142,924	7,978,018
DuPont de Nemours, Inc.	25,450	1,730,345
International Flavors & Fragrances, Inc.	31,027	4,148,930
PPG Industries, Inc.	4,369	624,811
		15,946,250
Forest Products & Paper — 1.7%
International Paper Co.	133,566	7,469,011
		23,415,261
Communications — 5.5%
Media — 4.4%
Comcast Corp. Class A	123,317	6,897,120
Fox Corp. Class B	83,126	3,085,637
News Corp. Class A	211,384	4,973,866
The Walt Disney Co. (a)	21,090	3,567,795
		18,524,418
Telecommunications — 1.1%
AT&T, Inc.	54,286	1,466,265
Cisco Systems, Inc.	48,027	2,614,109
Verizon Communications, Inc.	12,082	652,549
		4,732,923
		23,257,341
Consumer, Cyclical — 4.7%
Airlines — 0.3%
Southwest Airlines Co. (a)	23,600	1,213,748
Auto Manufacturers — 1.5%
PACCAR, Inc.	22,733	1,794,088
Volkswagen AG ADR	199,630	4,511,638
		6,305,726
Lodging — 0.7%
Las Vegas Sands Corp. (a)	78,656	2,878,810
Retail — 1.6%
Kohl's Corp.	54,786	2,579,873

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The TJX Cos., Inc.	40,500	$2,672,190
Walmart, Inc.	11,122	1,550,184
		6,802,247
Toys, Games & Hobbies — 0.6%
Mattel, Inc. (a)	135,073	2,506,955
		19,707,486
Consumer, Non-cyclical — 22.6%
Agriculture — 1.6%
Altria Group, Inc.	33,727	1,535,253
Bunge Ltd.	8,708	708,135
Philip Morris International, Inc.	48,990	4,643,762
		6,887,150
Beverages — 0.5%
The Coca-Cola Co.	41,376	2,170,999
Biotechnology — 0.6%
Biogen, Inc. (a)	4,500	1,273,455
Gilead Sciences, Inc.	19,209	1,341,749
		2,615,204
Commercial Services — 0.6%
Nielsen Holdings PLC	130,260	2,499,689
Food — 3.0%
Conagra Brands, Inc.	141,578	4,795,247
Mondelez International, Inc. Class A	3,900	226,902
Tyson Foods, Inc. Class A	97,290	7,680,072
		12,702,221
Health Care – Products — 2.2%
Medtronic PLC	51,377	6,440,107
Zimmer Biomet Holdings, Inc.	20,194	2,955,594
		9,395,701
Health Care – Services — 2.9%
Anthem, Inc.	22,384	8,344,755
Centene Corp. (a)	29,900	1,863,069
UnitedHealth Group, Inc.	4,600	1,797,404
		12,005,228
Household Products & Wares — 1.3%
Kimberly-Clark Corp.	41,737	5,527,648
Pharmaceuticals — 9.9%
AbbVie, Inc.	61,773	6,663,453
AstraZeneca PLC Sponsored ADR	23,762	1,427,146
Becton Dickinson and Co.	28,077	6,901,888
Cardinal Health, Inc.	31,900	1,577,774
Cigna Corp.	18,599	3,722,776
CVS Health Corp.	58,743	4,984,931

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
GlaxoSmithKline PLC	25,169	$475,078
Johnson & Johnson	31,266	5,049,459
Merck & Co., Inc.	40,412	3,035,345
Organon & Co.	2,021	66,269
Pfizer, Inc.	98,691	4,244,700
Sanofi	25,161	2,422,113
Sanofi Sponsored ADR	19,380	934,310
		41,505,242
		95,309,082
Energy — 5.8%
Oil & Gas — 4.8%
Chevron Corp.	6,986	708,730
EOG Resources, Inc.	60,479	4,854,649
Exxon Mobil Corp.	59,247	3,484,908
Hess Corp.	4,400	343,684
Occidental Petroleum Corp.	28,295	836,966
TotalEnergies SE	165,008	7,907,032
TotalEnergies SE Sponsored ADR	43,000	2,060,990
		20,196,959
Oil & Gas Services — 0.3%
Halliburton Co.	58,275	1,259,906
Pipelines — 0.7%
Targa Resources Corp.	12,808	630,281
TC Energy Corp.	50,820	2,443,934
		3,074,215
		24,531,080
Financial — 27.8%
Banks — 12.6%
Bank of America Corp.	57,403	2,436,757
The Bank of New York Mellon Corp.	28,287	1,466,398
Citizens Financial Group, Inc.	37,458	1,759,777
Fifth Third Bancorp	177,424	7,529,875
The Goldman Sachs Group, Inc.	13,635	5,154,439
Huntington Bancshares, Inc.	271,600	4,198,936
JP Morgan Chase & Co.	18,510	3,029,902
Morgan Stanley	50,959	4,958,820
The PNC Financial Services Group, Inc.	10,030	1,962,269
State Street Corp.	44,748	3,791,051
Wells Fargo & Co.	362,788	16,836,991
		53,125,215
Diversified Financial Services — 1.2%
The Charles Schwab Corp.	30,905	2,251,120
Franklin Resources, Inc.	24,902	740,088
Raymond James Financial, Inc.	23,162	2,137,343
		5,128,551

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 9.7%
American International Group, Inc.	191,013	$10,484,704
Chubb Ltd.	44,427	7,707,196
Equitable Holdings, Inc.	157,438	4,666,462
The Hartford Financial Services Group, Inc.	26,554	1,865,418
Loews Corp.	125,302	6,757,537
Marsh & McLennan Cos., Inc.	6,668	1,009,735
MetLife, Inc.	131,587	8,122,866
		40,613,918
Real Estate Investment Trusts (REITS) — 4.3%
Equity Residential	77,397	6,262,965
Rayonier, Inc.	90,464	3,227,756
Vornado Realty Trust	11,400	478,914
Welltower, Inc.	18,601	1,532,722
Weyerhaeuser Co.	189,964	6,757,019
		18,259,376
		117,127,060
Industrial — 10.3%
Aerospace & Defense — 2.6%
The Boeing Co. (a)	19,430	4,273,434
L3 Harris Technologies, Inc.	29,141	6,418,014
		10,691,448
Electronics — 0.3%
TE Connectivity Ltd.	9,661	1,325,682
Environmental Controls — 0.8%
Stericycle, Inc. (a)	51,483	3,499,300
Hand & Machine Tools — 0.5%
Snap-on, Inc.	9,453	1,975,204
Machinery – Diversified — 0.1%
Flowserve Corp.	12,573	435,906
Miscellaneous - Manufacturing — 3.7%
3M Co.	5,087	892,361
General Electric Co.	117,220	12,077,177
Siemens AG Sponsored ADR	31,248	2,566,711
		15,536,249
Transportation — 2.3%
United Parcel Service, Inc. Class B	53,580	9,756,918
		43,220,707
Technology — 7.6%
Semiconductors — 4.9%
Applied Materials, Inc.	33,093	4,260,062
NXP Semiconductor NV	8,981	1,759,109
QUALCOMM, Inc.	74,489	9,607,591

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Texas Instruments, Inc.	25,490	$4,899,433
		20,526,195
Software — 2.7%
Citrix Systems, Inc.	34,988	3,756,661
Fiserv, Inc. (a)	11,700	1,269,450
Microsoft Corp.	22,377	6,308,524
		11,334,635
		31,860,830
Utilities — 7.5%
Electric — 6.4%
Ameren Corp.	31,309	2,536,029
Dominion Energy, Inc.	42,400	3,096,048
Edison International	12,734	706,355
Entergy Corp.	11,679	1,159,841
NextEra Energy, Inc.	28,661	2,250,462
Sempra Energy	55,630	7,037,195
The Southern Co.	164,058	10,166,674
		26,952,604
Gas — 1.1%
NiSource, Inc.	185,025	4,483,156
		31,435,760

TOTAL COMMON STOCK (Cost $306,882,697)		409,864,607

PREFERRED STOCK — 1.5%
Consumer, Non-cyclical — 0.4%
Pharmaceuticals — 0.4%
Becton Dickinson and Co. Convertible 6.000% (b)	31,874	1,720,559
Utilities — 1.1%
Electric — 0.8%
NextEra Energy, Inc. Convertible 5.279%	26,869	1,369,244
The Southern Co. Convertible 6.750%	35,696	1,820,853
		3,190,097
Gas — 0.3%
NiSource, Inc. 7.750% (b)	11,971	1,238,400
		4,428,497

TOTAL PREFERRED STOCK (Cost $5,876,265)		6,149,056

TOTAL EQUITIES (Cost $312,758,962)		416,013,663

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.5%

Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	2,131,663	$2,131,663

TOTAL MUTUAL FUNDS (Cost $2,131,663)		2,131,663

TOTAL LONG-TERM INVESTMENTS (Cost $314,890,625)		418,145,326

	Number of Shares
SHORT-TERM INVESTMENTS — 1.2%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,075	1,075

	Principal Amount
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (d)	$5,303,851	5,303,851

TOTAL SHORT-TERM INVESTMENTS (Cost $5,304,926)		5,304,926

TOTAL INVESTMENTS — 100.5% (Cost $320,195,551) (e)		423,450,252

Other Assets/(Liabilities) — (0.5)%		(2,247,737)

NET ASSETS — 100.0%		$421,202,515

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $2,945,294 or 0.70% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $921,274 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $5,303,851. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $5,409,978.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Index Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 2.0%
Chemicals — 1.6%
Air Products & Chemicals, Inc.	4,241	$1,086,162
Albemarle Corp.	2,241	490,712
Celanese Corp.	2,129	320,713
CF Industries Holdings, Inc.	4,121	230,034
Dow, Inc.	14,294	822,763
DuPont de Nemours, Inc.	10,022	681,396
Eastman Chemical Co.	2,601	262,025
Ecolab, Inc.	4,769	994,909
FMC Corp.	2,466	225,787
International Flavors & Fragrances, Inc.	4,767	637,443
Linde PLC	9,895	2,902,995
LyondellBasell Industries NV Class A	5,063	475,162
The Mosaic Co.	6,623	236,574
PPG Industries, Inc.	4,548	650,409
The Sherwin-Williams Co.	4,641	1,298,227
		11,315,311
Forest Products & Paper — 0.1%
International Paper Co.	7,488	418,729
Iron & Steel — 0.1%
Nucor Corp.	5,627	554,203
Mining — 0.2%
Freeport-McMoRan, Inc.	28,144	915,524
Newmont Corp.	15,312	831,442
		1,746,966
		14,035,209
Communications — 16.3%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	7,539	276,455
Omnicom Group, Inc.	4,106	297,521
		573,976
Internet — 12.0%
Alphabet, Inc. Class A (a)	5,769	15,423,537
Alphabet, Inc. Class C (a)	5,398	14,387,343
Amazon.com, Inc. (a)	8,345	27,413,659
Booking Holdings, Inc. (a)	787	1,868,236
CDW Corp.	2,634	479,441
eBay, Inc.	12,455	867,740

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Etsy, Inc. (a)	2,425	$504,303
Expedia Group, Inc. (a)	2,784	456,297
F5 Networks, Inc. (a)	1,155	229,591
Facebook, Inc. Class A (a)	45,674	15,501,299
Match Group, Inc. (a)	5,304	832,675
Netflix, Inc. (a)	8,480	5,175,683
NortonLifeLock, Inc.	11,138	281,791
Twitter, Inc. (a)	15,289	923,303
VeriSign, Inc. (a)	1,865	382,343
		84,727,241
Media — 2.0%
Charter Communications, Inc. Class A (a)	2,430	1,767,971
Comcast Corp. Class A	87,756	4,908,193
Discovery, Inc. Class A (a)	3,287	83,424
Discovery, Inc. Class C (a)	5,819	141,227
DISH Network Corp. Class A (a)	4,769	207,261
Fox Corp. Class A	6,197	248,562
Fox Corp. Class B	2,839	105,384
News Corp. Class A	7,585	178,475
News Corp. Class B	2,302	53,475
ViacomCBS, Inc. Class B	11,579	457,486
The Walt Disney Co. (a)	34,816	5,889,823
		14,041,281
Telecommunications — 2.2%
Arista Networks, Inc. (a)	1,075	369,413
AT&T, Inc.	136,804	3,695,076
Cisco Systems, Inc.	80,746	4,395,005
Corning, Inc.	14,772	539,030
Juniper Networks, Inc.	6,229	171,422
Lumen Technologies, Inc.	19,058	236,129
Motorola Solutions, Inc.	3,241	752,949
T-Mobile US, Inc. (a)	11,238	1,435,767
Verizon Communications, Inc.	79,326	4,284,397
		15,879,188
		115,221,686
Consumer, Cyclical — 9.6%
Airlines — 0.3%
Alaska Air Group, Inc. (a)	2,429	142,339
American Airlines Group, Inc. (a)	12,528	257,075
Delta Air Lines, Inc. (a)	12,261	522,441
Southwest Airlines Co. (a)	11,336	583,011
United Airlines Holdings, Inc. (a)	6,200	294,934
		1,799,800
Apparel — 0.7%
Hanesbrands, Inc.	6,740	115,658
NIKE, Inc. Class B	24,488	3,556,392
PVH Corp. (a)	1,367	140,514
Ralph Lauren Corp.	929	103,156
Tapestry, Inc.	5,342	197,761
Under Armour, Inc. Class A (a)	3,671	74,081

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Under Armour, Inc. Class C (a)	3,979	$69,712
VF Corp.	6,243	418,219
		4,675,493
Auto Manufacturers — 2.2%
Cummins, Inc.	2,752	617,989
Ford Motor Co. (a)	75,360	1,067,098
General Motors Co. (a)	27,815	1,466,129
PACCAR, Inc.	6,652	524,976
Tesla, Inc. (a)	15,547	12,056,387
		15,732,579
Auto Parts & Equipment — 0.2%
Aptiv PLC (a)	5,179	771,515
BorgWarner, Inc.	4,594	198,507
		970,022
Distribution & Wholesale — 0.3%
Copart, Inc. (a)	4,079	565,839
Fastenal Co.	11,036	569,568
LKQ Corp. (a)	5,180	260,658
Pool Corp.	768	333,627
W.W. Grainger, Inc.	838	329,384
		2,059,076
Entertainment — 0.1%
Caesars Entertainment, Inc. (a)	4,104	460,797
Live Nation Entertainment, Inc. (a)	2,524	230,012
Penn National Gaming, Inc. (a)	3,004	217,670
		908,479
Home Builders — 0.2%
D.R. Horton, Inc.	6,252	524,980
Lennar Corp. Class A	5,251	491,914
NVR, Inc. (a)	64	306,821
PulteGroup, Inc.	4,972	228,314
		1,552,029
Home Furnishing — 0.1%
Leggett & Platt, Inc.	2,596	116,405
Whirlpool Corp.	1,201	244,836
		361,241
Housewares — 0.0%
Newell Brands, Inc.	7,253	160,581
Leisure Time — 0.1%
Carnival Corp. (a)	15,300	382,653
Norwegian Cruise Line Holdings Ltd. (a)	7,090	189,374
Royal Caribbean Cruises Ltd. (a)	4,283	380,973
		953,000

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 0.3%
Hilton Worldwide Holdings, Inc. (a)	5,340	$705,467
Las Vegas Sands Corp. (a)	6,587	241,084
Marriott International, Inc. Class A (a)	5,241	776,140
MGM Resorts International	7,663	330,658
Wynn Resorts Ltd. (a)	2,017	170,941
		2,224,290
Retail — 5.1%
Advance Auto Parts, Inc.	1,254	261,948
AutoZone, Inc. (a)	413	701,270
Bath & Body Works, Inc.	5,073	319,751
Best Buy Co., Inc.	4,319	456,561
CarMax, Inc. (a)	3,122	399,491
Chipotle Mexican Grill, Inc. (a)	538	977,826
Costco Wholesale Corp.	8,470	3,805,994
Darden Restaurants, Inc.	2,497	378,221
Dollar General Corp.	4,536	962,267
Dollar Tree, Inc. (a)	4,444	425,380
Domino's Pizza, Inc.	706	336,734
The Gap, Inc.	4,049	91,912
Genuine Parts Co.	2,744	332,655
The Home Depot, Inc.	20,372	6,687,313
Lowe's Cos., Inc.	13,544	2,747,536
McDonald's Corp.	14,309	3,450,043
O'Reilly Automotive, Inc. (a)	1,321	807,210
Ross Stores, Inc.	6,820	742,357
Starbucks Corp.	22,592	2,492,123
Target Corp.	9,479	2,168,511
The TJX Cos., Inc.	23,117	1,525,260
Tractor Supply Co.	2,183	442,298
Ulta Beauty, Inc. (a)	1,049	378,605
Walgreens Boots Alliance, Inc.	13,756	647,220
Walmart, Inc.	27,382	3,816,503
Yum! Brands, Inc.	5,664	692,764
		36,047,753
Textiles — 0.0%
Mohawk Industries, Inc. (a)	1,071	189,995
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,498	222,872
		67,857,210
Consumer, Non-cyclical — 19.9%
Agriculture — 0.7%
Altria Group, Inc.	35,334	1,608,404
Archer-Daniels-Midland Co.	10,717	643,127
Philip Morris International, Inc.	29,862	2,830,619
		5,082,150
Beverages — 1.4%
Brown-Forman Corp. Class B	3,501	234,602
The Coca-Cola Co.	74,437	3,905,709
Constellation Brands, Inc. Class A	3,228	680,107

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Molson Coors Beverage Co. Class B	3,609	$167,386
Monster Beverage Corp. (a)	7,194	639,043
PepsiCo, Inc.	26,482	3,983,158
		9,610,005
Biotechnology — 1.7%
Amgen, Inc.	10,880	2,313,632
Bio-Rad Laboratories, Inc. Class A (a)	412	307,331
Biogen, Inc. (a)	2,856	808,220
Corteva, Inc.	14,051	591,266
Gilead Sciences, Inc.	24,024	1,678,076
Illumina, Inc. (a)	2,812	1,140,575
Incyte Corp. (a)	3,596	247,333
Moderna, Inc. (a)	6,729	2,589,723
Regeneron Pharmaceuticals, Inc. (a)	2,014	1,218,833
Vertex Pharmaceuticals, Inc. (a)	4,974	902,234
		11,797,223
Commercial Services — 2.4%
Automatic Data Processing, Inc.	8,106	1,620,551
Cintas Corp.	1,677	638,367
Equifax, Inc.	2,334	591,482
FleetCor Technologies, Inc. (a)	1,583	413,590
Gartner, Inc. (a)	1,603	487,120
Global Payments, Inc.	5,628	886,860
IHS Markit Ltd.	7,637	890,627
MarketAxess Holdings, Inc.	728	306,262
Moody's Corp.	3,105	1,102,617
Nielsen Holdings PLC	6,957	133,505
PayPal Holdings, Inc. (a)	22,514	5,858,368
Quanta Services, Inc.	2,666	303,444
Robert Half International, Inc.	2,145	215,208
Rollins, Inc.	4,290	151,566
S&P Global, Inc.	4,618	1,962,142
United Rentals, Inc. (a)	1,387	486,740
Verisk Analytics, Inc.	3,090	618,834
		16,667,283
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	16,162	1,221,524
The Estee Lauder Cos., Inc. Class A	4,443	1,332,589
The Procter & Gamble Co.	46,510	6,502,098
		9,056,211
Food — 1.0%
Campbell Soup Co.	3,890	162,641
Conagra Brands, Inc.	9,203	311,706
General Mills, Inc.	11,643	696,484
The Hershey Co.	2,783	471,023
Hormel Foods Corp.	5,400	221,400
The J.M. Smucker Co.	2,076	249,182
Kellogg Co.	4,913	314,039
The Kraft Heinz Co.	12,892	474,683
The Kroger Co.	13,029	526,762
Lamb Weston Holdings, Inc.	2,780	170,609
McCormick & Co., Inc.	4,775	386,918

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mondelez International, Inc. Class A	26,782	$1,558,177
Sysco Corp.	9,772	767,102
Tyson Foods, Inc. Class A	5,649	445,932
		6,756,658
Health Care – Products — 4.1%
Abbott Laboratories	33,968	4,012,640
ABIOMED, Inc. (a)	869	282,877
Align Technology, Inc. (a)	1,408	936,925
Baxter International, Inc.	9,606	772,611
Bio-Techne Corp.	745	361,005
Boston Scientific Corp. (a)	27,307	1,184,851
The Cooper Cos., Inc.	944	390,165
Danaher Corp.	12,174	3,706,253
Dentsply Sirona, Inc.	4,187	243,055
Edwards Lifesciences Corp. (a)	11,943	1,352,067
Henry Schein, Inc. (a)	2,677	203,880
Hologic, Inc. (a)	4,857	358,495
IDEXX Laboratories, Inc. (a)	1,630	1,013,697
Intuitive Surgical, Inc. (a)	2,278	2,264,674
Medtronic PLC	25,750	3,227,762
PerkinElmer, Inc.	2,148	372,227
ResMed, Inc.	2,788	734,777
Steris PLC	1,913	390,788
Stryker Corp.	6,431	1,695,983
Teleflex, Inc.	897	337,765
Thermo Fisher Scientific, Inc.	7,538	4,306,686
West Pharmaceutical Services, Inc.	1,417	601,573
Zimmer Biomet Holdings, Inc.	4,001	585,586
		29,336,342
Health Care – Services — 2.0%
Anthem, Inc.	4,671	1,741,349
Catalent, Inc. (a)	3,264	434,340
Centene Corp. (a)	11,162	695,504
Charles River Laboratories International, Inc. (a)	966	398,639
DaVita, Inc. (a)	1,285	149,394
HCA Healthcare, Inc.	4,723	1,146,367
Humana, Inc.	2,462	958,087
IQVIA Holdings, Inc. (a)	3,672	879,591
Laboratory Corp. of America Holdings (a)	1,859	523,197
Quest Diagnostics, Inc.	2,341	340,171
UnitedHealth Group, Inc.	18,067	7,059,500
Universal Health Services, Inc. Class B	1,454	201,190
		14,527,329
Household Products & Wares — 0.3%
Avery Dennison Corp.	1,588	329,050
Church & Dwight Co., Inc.	4,704	388,409
The Clorox Co.	2,353	389,680
Kimberly-Clark Corp.	6,456	855,033
		1,962,172
Pharmaceuticals — 5.0%
AbbVie, Inc.	33,859	3,652,370
AmerisourceBergen Corp.	2,866	342,344

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Becton Dickinson and Co.	5,503	$1,352,747
Bristol-Myers Squibb Co.	42,576	2,519,222
Cardinal Health, Inc.	5,559	274,948
Cigna Corp.	6,517	1,304,443
CVS Health Corp.	25,284	2,145,600
DexCom, Inc. (a)	1,856	1,014,972
Eli Lilly & Co.	15,212	3,514,733
Johnson & Johnson	50,439	8,145,899
McKesson Corp.	2,964	590,962
Merck & Co., Inc.	48,502	3,642,985
Organon & Co.	4,858	159,294
Pfizer, Inc.	107,426	4,620,392
Viatris, Inc.	23,170	313,954
Zoetis, Inc.	9,081	1,762,985
		35,357,850
		140,153,223
Energy — 2.8%
Energy – Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	2,579	386,773
Oil & Gas — 2.3%
APA Corp.	7,243	155,217
Cabot Oil & Gas Corp.	7,659	166,660
Chevron Corp.	37,055	3,759,230
ConocoPhillips	25,657	1,738,775
Devon Energy Corp.	12,063	428,357
Diamondback Energy, Inc.	3,261	308,719
EOG Resources, Inc.	11,159	895,733
Exxon Mobil Corp.	81,116	4,771,243
Hess Corp.	5,280	412,421
Marathon Oil Corp.	15,104	206,472
Marathon Petroleum Corp.	12,228	755,812
Occidental Petroleum Corp.	16,996	502,742
Phillips 66	8,392	587,692
Pioneer Natural Resources Co.	4,347	723,819
Valero Energy Corp.	7,833	552,775
		15,965,667
Oil & Gas Services — 0.2%
Baker Hughes Co.	15,875	392,589
Halliburton Co.	17,063	368,902
Schlumberger NV	26,729	792,247
		1,553,738
Pipelines — 0.2%
Kinder Morgan, Inc.	37,347	624,815
ONEOK, Inc.	8,539	495,177
The Williams Cos., Inc.	23,279	603,857
		1,723,849
		19,630,027

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 15.1%
Banks — 5.3%
Bank of America Corp.	141,884	$6,022,976
The Bank of New York Mellon Corp.	15,216	788,797
Citigroup, Inc.	38,834	2,725,370
Citizens Financial Group, Inc.	8,164	383,545
Comerica, Inc.	2,566	206,563
Fifth Third Bancorp	13,235	561,693
First Republic Bank	3,378	651,549
The Goldman Sachs Group, Inc.	6,459	2,441,696
Huntington Bancshares, Inc.	28,292	437,394
JP Morgan Chase & Co.	57,254	9,371,907
KeyCorp	18,324	396,165
M&T Bank Corp.	2,466	368,272
Morgan Stanley	27,967	2,721,469
Northern Trust Corp.	3,993	430,485
The PNC Financial Services Group, Inc.	8,143	1,593,097
Regions Financial Corp.	18,288	389,717
State Street Corp.	7,005	593,464
SVB Financial Group (a)	1,124	727,093
Truist Financial Corp.	25,576	1,500,032
US Bancorp	25,851	1,536,583
Wells Fargo & Co.	78,680	3,651,539
Zions Bancorp NA	3,105	192,169
		37,691,575
Diversified Financial Services — 3.9%
American Express Co.	12,329	2,065,477
Ameriprise Financial, Inc.	2,179	575,517
BlackRock, Inc.	2,740	2,297,928
Capital One Financial Corp.	8,547	1,384,358
Cboe Global Markets, Inc.	2,043	253,046
The Charles Schwab Corp.	28,764	2,095,170
CME Group, Inc.	6,881	1,330,648
Discover Financial Services	5,738	704,913
Franklin Resources, Inc.	5,395	160,339
Intercontinental Exchange, Inc.	10,790	1,238,908
Invesco Ltd.	6,541	157,703
Mastercard, Inc. Class A	16,692	5,803,475
Nasdaq, Inc.	2,246	433,523
Raymond James Financial, Inc.	3,549	327,502
Synchrony Financial	10,915	533,525
T. Rowe Price Group, Inc.	4,358	857,219
Visa, Inc. Class A	32,336	7,202,844
The Western Union Co.	7,785	157,413
		27,579,508
Insurance — 3.3%
Aflac, Inc.	11,823	616,333
The Allstate Corp.	5,665	721,211
American International Group, Inc.	16,402	900,306
Aon PLC Class A	4,325	1,235,955
Arthur J Gallagher & Co.	3,961	588,803
Assurant, Inc.	1,127	177,784
Berkshire Hathaway, Inc. Class B (a)	35,517	9,694,010
Brown & Brown, Inc.	4,478	248,305

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Chubb Ltd.	8,406	$1,458,273
Cincinnati Financial Corp.	2,872	328,040
Everest Re Group Ltd.	764	191,596
Globe Life, Inc.	1,793	159,631
The Hartford Financial Services Group, Inc.	6,652	467,303
Lincoln National Corp.	3,384	232,650
Loews Corp.	3,893	209,949
Marsh & McLennan Cos., Inc.	9,707	1,469,931
MetLife, Inc.	13,956	861,504
Principal Financial Group, Inc.	4,783	308,025
The Progressive Corp.	11,212	1,013,453
Prudential Financial, Inc.	7,412	779,742
The Travelers Cos., Inc.	4,780	726,608
W.R. Berkley Corp.	2,687	196,635
Willis Towers Watson PLC	2,462	572,316
		23,158,363
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	6,433	626,317
Real Estate Investment Trusts (REITS) — 2.5%
Alexandria Real Estate Equities, Inc.	2,657	507,673
American Tower Corp.	8,721	2,314,641
AvalonBay Communities, Inc.	2,675	592,887
Boston Properties, Inc.	2,723	295,037
Crown Castle International Corp.	8,281	1,435,263
Digital Realty Trust, Inc.	5,407	781,041
Duke Realty Corp.	7,249	347,010
Equinix, Inc.	1,720	1,359,024
Equity Residential	6,552	530,188
Essex Property Trust, Inc.	1,246	398,396
Extra Space Storage, Inc.	2,564	430,726
Federal Realty Investment Trust	1,341	158,225
Healthpeak Properties, Inc.	10,327	345,748
Host Hotels & Resorts, Inc. (a)	13,680	223,394
Iron Mountain, Inc. (b)	5,546	240,974
Kimco Realty Corp.	11,755	243,916
Mid-America Apartment Communities, Inc.	2,235	417,386
Prologis, Inc.	14,164	1,776,591
Public Storage	2,921	867,829
Realty Income Corp.	7,461	483,920
Regency Centers Corp.	2,929	197,210
SBA Communications Corp.	2,099	693,866
Simon Property Group, Inc.	6,280	816,212
UDR, Inc.	5,346	283,231
Ventas, Inc.	7,539	416,228
Vornado Realty Trust	3,043	127,836
Welltower, Inc.	8,096	667,110
Weyerhaeuser Co.	14,366	510,999
		17,462,561
Savings & Loans — 0.0%
People's United Financial, Inc.	8,344	145,770
		106,664,094

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 7.7%
Aerospace & Defense — 1.5%
The Boeing Co. (a)	10,557	$2,321,907
General Dynamics Corp.	4,446	871,549
Howmet Aerospace, Inc.	7,396	230,755
L3 Harris Technologies, Inc.	3,850	847,924
Lockheed Martin Corp.	4,725	1,630,598
Northrop Grumman Corp.	2,880	1,037,232
Raytheon Technologies Corp.	28,891	2,483,470
Teledyne Technologies, Inc. (a)	893	383,615
TransDigm Group, Inc. (a)	1,003	626,444
		10,433,494
Building Materials — 0.4%
Carrier Global Corp.	16,625	860,510
Fortune Brands Home & Security, Inc.	2,642	236,248
Johnson Controls International PLC	13,646	929,020
Martin Marietta Materials, Inc.	1,195	408,307
Masco Corp.	4,736	263,085
Vulcan Materials Co.	2,542	430,005
		3,127,175
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	4,430	549,364
Emerson Electric Co.	11,454	1,078,967
Generac Holdings, Inc. (a)	1,209	494,082
		2,122,413
Electronics — 1.2%
Agilent Technologies, Inc.	5,826	917,770
Allegion PLC	1,719	227,217
Amphenol Corp. Class A	11,462	839,362
Fortive Corp.	6,867	484,604
Garmin Ltd.	2,911	452,544
Honeywell International, Inc.	13,228	2,808,040
Keysight Technologies, Inc. (a)	3,530	579,944
Mettler-Toledo International, Inc. (a)	444	611,548
TE Connectivity Ltd.	6,284	862,291
Trimble, Inc. (a)	4,821	396,527
Waters Corp. (a)	1,176	420,185
		8,600,032
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	2,497	330,927
Environmental Controls — 0.3%
Pentair PLC	3,178	230,818
Republic Services, Inc.	4,026	483,362
Waste Management, Inc.	7,423	1,108,699
		1,822,879
Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,034	216,054

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Stanley Black & Decker, Inc.	3,122	$547,318
		763,372
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	10,490	2,013,765
Machinery – Diversified — 0.7%
Deere & Co.	5,439	1,822,446
Dover Corp.	2,758	428,869
IDEX Corp.	1,456	301,319
Ingersoll Rand, Inc. (a)	7,763	391,333
Otis Worldwide Corp.	8,177	672,803
Rockwell Automation, Inc.	2,216	651,593
Westinghouse Air Brake Technologies Corp.	3,622	312,253
Xylem, Inc.	3,452	426,943
		5,007,559
Miscellaneous - Manufacturing — 1.2%
3M Co.	11,087	1,944,882
A.O. Smith Corp.	2,552	155,851
Eaton Corp. PLC	7,637	1,140,280
General Electric Co.	21,031	2,166,824
Illinois Tool Works, Inc.	5,492	1,134,812
Parker-Hannifin Corp.	2,466	689,543
Textron, Inc.	4,294	299,764
Trane Technologies PLC	4,553	786,075
		8,318,031
Packaging & Containers — 0.2%
Amcor PLC	29,542	342,392
Ball Corp.	6,258	563,032
Packaging Corp. of America	1,820	250,141
Sealed Air Corp.	2,872	157,357
WestRock Co.	5,116	254,930
		1,567,852
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	769	148,463
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	2,524	219,588
CSX Corp.	43,197	1,284,679
Expeditors International of Washington, Inc.	3,255	387,768
FedEx Corp.	4,713	1,033,514
J.B. Hunt Transport Services, Inc.	1,613	269,726
Kansas City Southern	1,743	471,725
Norfolk Southern Corp.	4,732	1,132,131
Old Dominion Freight Line, Inc.	1,797	513,906
Union Pacific Corp.	12,495	2,449,145
United Parcel Service, Inc. Class B	13,947	2,539,749
		10,301,931
		54,557,893

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 23.3%
Computers — 7.4%
Accenture PLC Class A	12,150	$3,887,028
Apple, Inc.	300,887	42,575,510
Cognizant Technology Solutions Corp. Class A	10,076	747,740
DXC Technology Co. (a)	4,826	162,202
Fortinet, Inc. (a)	2,591	756,676
Hewlett Packard Enterprise Co.	25,020	356,535
HP, Inc.	23,016	629,718
International Business Machines Corp.	17,185	2,387,512
Leidos Holdings, Inc.	2,712	260,705
NetApp, Inc.	4,292	385,250
Seagate Technology Holdings PLC	4,012	331,070
Western Digital Corp. (a)	5,871	331,359
		52,811,305
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a)	1,020	525,728
Semiconductors — 5.5%
Advanced Micro Devices, Inc. (a)	23,241	2,391,499
Analog Devices, Inc.	10,306	1,726,049
Applied Materials, Inc.	17,512	2,254,320
Broadcom, Inc.	7,861	3,812,035
Intel Corp.	77,733	4,141,614
IPG Photonics Corp. (a)	687	108,821
KLA Corp.	2,926	978,776
Lam Research Corp.	2,730	1,553,779
Microchip Technology, Inc.	5,251	805,976
Micron Technology, Inc.	21,538	1,528,767
Monolithic Power Systems, Inc.	827	400,830
NVIDIA Corp.	47,747	9,891,269
NXP Semiconductor NV	5,080	995,020
Qorvo, Inc. (a)	2,129	355,947
QUALCOMM, Inc.	21,613	2,787,645
Skyworks Solutions, Inc.	3,171	522,517
Teradyne, Inc.	3,150	343,885
Texas Instruments, Inc.	17,689	3,400,003
Xilinx, Inc.	4,742	715,995
		38,714,747
Software — 10.3%
Activision Blizzard, Inc.	14,910	1,153,885
Adobe, Inc. (a)	9,128	5,255,172
Akamai Technologies, Inc. (a)	3,120	326,321
ANSYS, Inc. (a)	1,672	569,232
Autodesk, Inc. (a)	4,215	1,201,992
Broadridge Financial Solutions, Inc.	2,226	370,941
Cadence Design Systems, Inc. (a)	5,303	803,086
Ceridian HCM Holding, Inc. (a)	2,584	291,010
Cerner Corp.	5,663	399,355
Citrix Systems, Inc.	2,380	255,541
Electronic Arts, Inc.	5,453	775,689
Fidelity National Information Services, Inc.	11,835	1,440,083
Fiserv, Inc. (a)	11,425	1,239,613
Intuit, Inc.	5,236	2,824,874

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Jack Henry & Associates, Inc.	1,423	$233,457
Microsoft Corp.	143,987	40,592,815
MSCI, Inc.	1,580	961,177
Oracle Corp.	31,562	2,749,997
Paychex, Inc.	6,123	688,531
Paycom Software, Inc. (a)	921	456,586
PTC, Inc. (a)	2,024	242,455
Roper Technologies, Inc.	2,023	902,521
salesforce.com, Inc. (a)	18,615	5,048,760
ServiceNow, Inc. (a)	3,796	2,362,137
Synopsys, Inc. (a)	2,917	873,379
Take-Two Interactive Software, Inc. (a)	2,232	343,884
Tyler Technologies, Inc. (a)	783	359,123
		72,721,616
		164,773,396
Utilities — 2.4%
Electric — 2.2%
AES Corp.	12,767	291,471
Alliant Energy Corp.	4,794	268,368
Ameren Corp.	4,927	399,087
American Electric Power Co., Inc.	9,575	777,298
CenterPoint Energy, Inc.	11,404	280,538
CMS Energy Corp.	5,550	331,501
Consolidated Edison, Inc.	6,771	491,507
Dominion Energy, Inc.	15,514	1,132,832
DTE Energy Co.	3,712	414,668
Duke Energy Corp.	14,740	1,438,477
Edison International	7,276	403,600
Entergy Corp.	3,851	382,443
Evergy, Inc.	4,393	273,245
Eversource Energy	6,584	538,308
Exelon Corp.	18,696	903,765
FirstEnergy Corp.	10,427	371,410
NextEra Energy, Inc.	37,588	2,951,410
NRG Energy, Inc.	4,690	191,493
Pinnacle West Capital Corp.	2,192	158,613
PPL Corp.	14,747	411,146
Public Service Enterprise Group, Inc.	9,687	589,938
Sempra Energy	6,119	774,053
The Southern Co.	20,309	1,258,549
WEC Energy Group, Inc.	6,044	533,081
Xcel Energy, Inc.	10,317	644,812
		16,211,613
Gas — 0.1%
Atmos Energy Corp.	2,506	221,029
NiSource, Inc.	7,517	182,137
		403,166
Water — 0.1%
American Water Works Co., Inc.	3,478	587,921

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
		$17,202,700

TOTAL COMMON STOCK (Cost $351,976,954)		700,095,438

TOTAL EQUITIES (Cost $351,976,954)		700,095,438

TOTAL LONG-TERM INVESTMENTS (Cost $351,976,954)		700,095,438

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%

Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (c)	$5,529,581	5,529,581
U.S. Treasury Bill — 0.1%
U.S. Treasury Bill
0.038% 1/27/22 (d) (e)	860,000	859,880

TOTAL SHORT-TERM INVESTMENTS (Cost $6,389,475)		6,389,461

TOTAL INVESTMENTS — 100.0% (Cost $358,366,429) (f)		706,484,899

Other Assets/(Liabilities) — 0.0%		24,835

NET ASSETS — 100.0%		$706,509,734

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $243,262 or 0.03% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $248,209 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $5,529,581. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $5,640,188.
(d)	The rate shown represents yield-to-maturity.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	12/17/21	30	$6,667,588	$(220,963)

MML Focused Equity Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 97.2%
Basic Materials — 6.1%
Chemicals — 6.1%
Ecolab, Inc.	43,400	$9,054,108
Linde PLC	33,990	9,971,986
		19,026,094
Consumer, Cyclical — 13.8%
Apparel — 3.7%
NIKE, Inc. Class B	78,779	11,441,074
Retail — 10.1%
McDonald's Corp.	61,954	14,937,729
The TJX Cos., Inc.	250,623	16,536,106
		31,473,835
		42,914,909
Consumer, Non-cyclical — 42.1%
Beverages — 12.6%
The Coca-Cola Co.	215,077	11,285,090
Diageo PLC	274,823	13,241,811
PepsiCo, Inc.	98,776	14,856,898
		39,383,799
Cosmetics & Personal Care — 9.3%
Colgate-Palmolive Co.	215,778	16,308,501
The Procter & Gamble Co.	90,483	12,649,524
		28,958,025
Health Care – Products — 10.7%
Baxter International, Inc.	108,279	8,708,880
Danaher Corp.	15,119	4,602,828
Medtronic PLC	123,376	15,465,182
Stryker Corp.	17,834	4,703,182
		33,480,072
Health Care – Services — 4.7%
UnitedHealth Group, Inc.	37,428	14,624,617
Pharmaceuticals — 4.8%
Johnson & Johnson	92,770	14,982,355
		131,428,868

MML Focused Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 17.9%
Diversified Financial Services — 6.6%
American Express Co.	79,362	$13,295,516
Visa, Inc. Class A	32,280	7,190,370
		20,485,886
Insurance — 10.0%
Chubb Ltd.	85,715	14,869,838
Marsh & McLennan Cos., Inc.	106,708	16,158,792
		31,028,630
Real Estate Investment Trusts (REITS) — 1.3%
American Tower Corp.	15,790	4,190,824
		55,705,340
Industrial — 11.5%
Aerospace & Defense — 8.3%
Lockheed Martin Corp.	31,130	10,742,963
Northrop Grumman Corp.	42,177	15,190,046
		25,933,009
Transportation — 3.2%
Union Pacific Corp.	50,566	9,911,442
		35,844,451
Technology — 5.8%
Computers — 2.5%
Accenture PLC Class A	24,129	7,719,350
Software — 3.3%
Microsoft Corp.	37,151	10,473,610
		18,192,960

TOTAL COMMON STOCK (Cost $249,639,467)		303,112,622

TOTAL EQUITIES (Cost $249,639,467)		303,112,622

TOTAL LONG-TERM INVESTMENTS (Cost $249,639,467)		303,112,622

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (a)	$5,442,147	5,442,147

TOTAL SHORT-TERM INVESTMENTS (Cost $5,442,147)		5,442,147

MML Focused Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 98.9% (Cost $255,081,614) (b)		$308,554,769

Other Assets/(Liabilities) — 1.1%		3,467,142

NET ASSETS — 100.0%		$312,021,911

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $5,442,147. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $5,551,007.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Foreign Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Australia — 2.6%
Lendlease Corp Ltd.	165,200	$1,282,317
Macquarie Group Ltd.	23,300	3,057,022
Santos Ltd.	394,100	2,031,891
		6,371,230
Austria — 0.3%
ams AG (a)	44,600	814,261
Belgium — 2.7%
Anheuser-Busch InBev SA	43,300	2,445,500
Groupe Bruxelles Lambert SA	16,500	1,813,997
KBC Group NV	27,800	2,495,754
		6,755,251
Cayman Islands — 2.1%
CK Asset Holdings Ltd.	346,000	1,988,528
CK Hutchison Holdings Ltd.	481,600	3,193,644
		5,182,172
Denmark — 0.3%
AP Moller - Maersk A/S Class B	300	811,490
Finland — 0.2%
Nokia OYJ (a)	96,800	532,537
France — 8.5%
Amundi SA (b)	11,100	936,030
Capgemini SE	10,800	2,246,078
Dassault Aviation SA	9,000	1,009,752
Engie SA	341,900	4,487,266
Rexel SA	38,100	733,122
Sanofi	39,700	3,821,704
TotalEnergies SE	52,200	2,501,376
Ubisoft Entertainment SA (a)	23,900	1,433,555
Veolia Environnement SA	118,200	3,617,240
		20,786,123
Germany — 13.4%
Allianz SE Registered	9,800	2,210,328
BASF SE	47,300	3,603,917
Bayer AG Registered	10,700	583,598
Deutsche Boerse AG	16,800	2,734,812
Deutsche Post AG Registered	44,900	2,829,890
Fresenius SE & Co. KGaA	71,000	3,413,630

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
HeidelbergCement AG	43,100	$3,232,439
Infineon Technologies AG	74,400	3,058,521
SAP SE	26,000	3,522,315
Siemens AG Registered	26,700	4,388,864
Siemens Energy AG (a)	87,700	2,356,703
Talanx AG (a)	23,500	1,006,137
		32,941,154
Ireland — 4.5%
AIB Group PLC (a)	553,500	1,492,562
DCC PLC	33,400	2,764,488
Linde PLC	8,300	2,435,054
Ryanair Holdings PLC Sponsored ADR (a)	5,100	561,306
Smurfit Kappa Group PLC	70,600	3,700,985
		10,954,395
Israel — 0.9%
Check Point Software Technologies Ltd. (a)	20,500	2,317,320
Italy — 0.5%
Prysmian SpA	36,800	1,290,970
Japan — 23.8%
Astellas Pharma, Inc.	214,700	3,540,113
Denka Co. Ltd.	55,600	1,952,717
FANUC Corp.	12,200	2,670,745
Fujitsu Ltd.	13,500	2,451,743
Hitachi Ltd.	58,900	3,492,405
Japan Airlines Co. Ltd. (a)	52,800	1,256,822
Kirin Holdings Co. Ltd.	106,400	1,976,274
Kyocera Corp.	38,200	2,388,064
Nintendo Co. Ltd.	6,600	3,210,629
Olympus Corp.	121,600	2,670,489
ORIX Corp.	253,800	4,743,007
Rakuten Group, Inc.	269,600	2,608,850
Sega Sammy Holdings, Inc.	107,600	1,532,267
Seven & i Holdings Co. Ltd.	89,700	4,070,543
Sony Group Corp.	65,500	7,294,174
Square Enix Holdings Co. Ltd.	27,000	1,422,727
Sumitomo Mitsui Financial Group, Inc.	104,000	3,638,480
Toshiba Corp.	77,000	3,228,907
Toyota Industries Corp.	52,800	4,337,857
		58,486,813
Luxembourg — 1.0%
ArcelorMittal SA	79,400	2,395,792
Netherlands — 5.9%
Airbus SE (a)	4,600	603,958
ASML Holding NV	4,400	3,245,758
CNH Industrial NV	29,500	499,501
EXOR NV	13,600	1,146,028
Heineken Holding NV	38,900	3,381,548
Koninklijke Philips NV	75,479	3,345,447
NXP Semiconductor NV	11,800	2,311,266
		14,533,506

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Norway — 1.0%
Mowi ASA	96,000	$2,422,822
Republic of Korea — 1.8%
Samsung Electronics Co. Ltd.	70,700	4,400,284
Singapore — 1.4%
DBS Group Holdings, Ltd.	156,400	3,473,004
Sweden — 2.5%
Essity AB Class B	44,700	1,387,418
Investor AB Class B	77,000	1,648,703
Lundin Energy AB (c)	29,900	1,109,937
Volvo AB Class B	84,298	1,893,951
		6,040,009
Switzerland — 9.7%
ABB Ltd. Registered	95,900	3,196,552
Alcon, Inc.	27,300	2,211,563
Cie Financiere Richemont SA Registered	17,800	1,835,419
Nestle SA Registered	39,700	4,776,661
Novartis AG Registered	43,800	3,593,361
Roche Holding AG	9,800	3,576,056
UBS Group AG Registered	287,800	4,599,038
		23,788,650
United Kingdom — 15.6%
Ashtead Group PLC	16,100	1,221,292
Aviva PLC	352,700	1,877,222
Barratt Developments PLC	121,300	1,070,409
BHP Group PLC ADR (c)	12,400	628,556
The British Land Co. PLC	378,800	2,501,797
Bunzl PLC	49,600	1,638,514
Entain PLC (a)	61,000	1,746,183
GlaxoSmithKline PLC	85,200	1,608,194
Glencore PLC	397,700	1,878,164
IG Group Holdings PLC	26,300	283,834
Imperial Brands PLC	96,800	2,020,153
Inchcape PLC	101,900	1,106,589
Informa PLC (a)	215,300	1,577,613
Kingfisher PLC	179,400	811,651
Liberty Global PLC Class C (a)	8,500	250,410
Lloyds Banking Group PLC	3,975,000	2,472,650
Melrose Industries PLC	725,490	1,678,789
Persimmon PLC	61,100	2,177,238
Reckitt Benckiser Group PLC	31,600	2,473,312
Smith & Nephew PLC	124,400	2,136,393
Tesco PLC	1,051,105	3,565,027
Unilever PLC	68,000	3,675,946
		38,399,936

TOTAL COMMON STOCK (Cost $218,650,842)		242,697,719

TOTAL EQUITIES (Cost $218,650,842)		242,697,719

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.5%

United States — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	1,252,891	$1,252,891

TOTAL MUTUAL FUNDS (Cost $1,252,891)		1,252,891

RIGHTS — 0.1%
France — 0.1%
Veolia Environment SA (a) (c) (e)	118,200	98,306

TOTAL RIGHTS (Cost $0)		98,306

TOTAL LONG-TERM INVESTMENTS (Cost $219,903,733)		244,048,916

TOTAL INVESTMENTS — 99.3% (Cost $219,903,733) (f)		244,048,916

Other Assets/(Liabilities) — 0.7%		1,764,461

NET ASSETS — 100.0%		$245,813,377

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $936,030 or 0.38% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $1,800,809 or 0.73% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $625,622 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2021, these securities amounted to a value of $98,306 or 0.04% of net assets.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Fundamental Equity Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.9%
Basic Materials — 0.7%
Chemicals — 0.7%
Valvoline, Inc.	52,492	$1,636,701
Communications — 18.2%
Internet — 13.2%
Airbnb, Inc. Class A (a)	18,710	3,138,602
Amazon.com, Inc. (a)	4,100	13,468,664
Facebook, Inc. Class A (a)	26,384	8,954,466
Netflix, Inc. (a)	5,991	3,656,547
Snap, Inc. Class A (a)	15,973	1,179,926
		30,398,205
Media — 1.7%
Comcast Corp. Class A	71,405	3,993,682
Telecommunications — 3.3%
Motorola Solutions, Inc.	14,935	3,469,699
Verizon Communications, Inc.	74,723	4,035,789
		7,505,488
		41,897,375
Consumer, Cyclical — 7.8%
Airlines — 0.4%
Southwest Airlines Co. (a)	19,580	1,006,999
Auto Manufacturers — 1.3%
General Motors Co. (a)	54,566	2,876,174
Entertainment — 0.3%
Warner Music Group Corp. Class A	18,018	770,089
Home Builders — 0.8%
D.R. Horton, Inc.	22,351	1,876,814
Retail — 5.0%
CarMax, Inc. (a)	18,504	2,367,772
The Home Depot, Inc.	12,503	4,104,235
O'Reilly Automotive, Inc. (a)	3,211	1,962,113
Target Corp.	13,187	3,016,790
		11,450,910
		17,980,986

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 20.1%
Agriculture — 0.2%
Philip Morris International, Inc.	4,688	$444,376
Beverages — 1.4%
Constellation Brands, Inc. Class A	15,296	3,222,714
Biotechnology — 0.9%
Seagen, Inc. (a)	12,620	2,142,876
Commercial Services — 0.5%
TransUnion	10,081	1,132,197
Cosmetics & Personal Care — 2.1%
The Procter & Gamble Co.	34,675	4,847,565
Food — 2.2%
Mondelez International, Inc. Class A	43,963	2,557,767
Sysco Corp.	30,918	2,427,063
		4,984,830
Health Care – Products — 1.8%
Avantor, Inc. (a)	45,060	1,842,954
The Cooper Cos., Inc.	5,786	2,391,412
		4,234,366
Health Care – Services — 5.7%
HCA Healthcare, Inc.	24,036	5,834,018
Tenet Healthcare Corp. (a)	16,318	1,084,168
UnitedHealth Group, Inc.	16,156	6,312,795
		13,230,981
Pharmaceuticals — 5.3%
AstraZeneca PLC Sponsored ADR	64,393	3,867,444
Bayer AG Registered	13,121	715,644
CVS Health Corp.	53,526	4,542,216
Eli Lilly & Co.	13,176	3,044,315
		12,169,619
		46,409,524
Energy — 2.2%
Oil & Gas — 1.6%
Exxon Mobil Corp.	26,505	1,559,024
Valero Energy Corp.	32,114	2,266,285
		3,825,309
Pipelines — 0.6%
Magellan Midstream Partners LP (b)	29,197	1,330,799
		5,156,108

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 15.0%
Banks — 6.2%
CIT Group, Inc.	26,736	$1,388,935
First Citizens BancShares, Inc. Class A	1,086	915,683
JP Morgan Chase & Co.	54,714	8,956,135
Signature Bank	4,712	1,282,983
SVB Financial Group (a)	2,593	1,677,360
		14,221,096
Diversified Financial Services — 3.4%
Intercontinental Exchange, Inc.	33,779	3,878,505
Mastercard, Inc. Class A	7,329	2,548,146
Rocket Cos., Inc. Class A	90,353	1,449,262
		7,875,913
Insurance — 3.0%
The Allstate Corp.	18,484	2,353,198
Equitable Holdings, Inc.	151,248	4,482,991
		6,836,189
Real Estate Investment Trusts (REITS) — 2.4%
Prologis, Inc.	45,161	5,664,544
		34,597,742
Industrial — 11.1%
Aerospace & Defense — 1.9%
Raytheon Technologies Corp.	49,708	4,272,900
Building Materials — 1.1%
Vulcan Materials Co.	15,688	2,653,782
Electronics — 0.5%
Hubbell, Inc.	6,353	1,147,796
Environmental Controls — 0.8%
Waste Connections, Inc.	14,342	1,806,088
Machinery – Construction & Mining — 1.4%
Caterpillar, Inc.	16,303	3,129,687
Machinery – Diversified — 2.0%
Otis Worldwide Corp.	37,617	3,095,127
Rockwell Automation, Inc.	5,295	1,556,942
		4,652,069
Transportation — 3.4%
Union Pacific Corp.	9,336	1,829,949
United Parcel Service, Inc. Class B	32,872	5,985,991
		7,815,940
		25,478,262

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 23.4%
Computers — 3.6%
Accenture PLC Class A	10,297	$3,294,217
Amdocs Ltd.	11,317	856,810
Apple, Inc.	29,656	4,196,324
		8,347,351
Semiconductors — 5.3%
Advanced Micro Devices, Inc. (a)	24,333	2,503,866
Applied Materials, Inc.	32,804	4,222,859
QUALCOMM, Inc.	41,479	5,349,961
		12,076,686
Software — 14.5%
Fiserv, Inc. (a)	33,581	3,643,538
Manhattan Associates, Inc. (a)	4,154	635,687
Microsoft Corp.	50,479	14,231,040
salesforce.com, Inc. (a)	24,880	6,747,953
ServiceNow, Inc. (a)	2,278	1,417,531
Snowflake, Inc. Class A (a)	4,141	1,252,363
VMware, Inc. Class A (a) (c)	15,004	2,231,095
Workday, Inc. Class A (a)	9,319	2,328,725
Zynga, Inc. Class A (a)	129,812	977,484
		33,465,416
		53,889,453
Utilities — 1.4%
Electric — 1.4%
FirstEnergy Corp.	92,616	3,298,982

TOTAL COMMON STOCK (Cost $191,874,278)		230,345,133

TOTAL EQUITIES (Cost $191,874,278)		230,345,133

MUTUAL FUNDS — 1.0%
Diversified Financial Services — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	2,276,857	2,276,857

TOTAL MUTUAL FUNDS (Cost $2,276,857)		2,276,857

TOTAL LONG-TERM INVESTMENTS (Cost $194,151,135)		232,621,990

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%

Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (e)	$536,090	$536,090

TOTAL SHORT-TERM INVESTMENTS (Cost $536,090)		536,090

TOTAL INVESTMENTS — 101.1% (Cost $194,687,225) (f)		233,158,080

Other Assets/(Liabilities) — (1.1)%		(2,554,098)

NET ASSETS — 100.0%		$230,603,982

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $2,231,095 or 0.97% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $536,090. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $546,911.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Fundamental Value Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Basic Materials — 3.0%
Chemicals — 2.5%
Axalta Coating Systems Ltd. (a)	55,602	$1,623,022
DuPont de Nemours, Inc.	42,540	2,892,295
		4,515,317
Mining — 0.5%
Newmont Corp.	16,766	910,394
		5,425,711
Communications — 8.5%
Internet — 4.4%
Alphabet, Inc. Class A (a)	1,611	4,307,041
Facebook, Inc. Class A (a)	7,769	2,636,721
NortonLifeLock, Inc.	47,807	1,209,517
		8,153,279
Media — 0.8%
Charter Communications, Inc. Class A (a)	2,070	1,506,049
Telecommunications — 3.3%
Cisco Systems, Inc.	84,609	4,605,268
T-Mobile US, Inc. (a)	11,132	1,422,224
		6,027,492
		15,686,820
Consumer, Cyclical — 10.3%
Apparel — 0.7%
Tapestry, Inc.	36,630	1,356,043
Auto Parts & Equipment — 0.7%
Allison Transmission Holdings, Inc.	15,194	536,652
Lear Corp.	4,984	779,896
		1,316,548
Distribution & Wholesale — 0.8%
LKQ Corp. (a)	30,379	1,528,671
Home Builders — 0.6%
Lennar Corp. Class A	11,543	1,081,348

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 1.2%
Sony Group Corp. Sponsored ADR	19,584	$2,165,599
Leisure Time — 1.0%
Harley-Davidson, Inc.	29,233	1,070,220
Polaris, Inc.	5,816	695,943
		1,766,163
Lodging — 0.6%
Las Vegas Sands Corp. (a)	28,452	1,041,343
Retail — 3.8%
AutoZone, Inc. (a)	2,358	4,003,860
Kohl's Corp.	17,419	820,261
Lowe's Cos., Inc.	5,737	1,163,808
The TJX Cos., Inc.	16,415	1,083,062
		7,070,991
Textiles — 0.9%
Mohawk Industries, Inc. (a)	9,538	1,692,041
		19,018,747
Consumer, Non-cyclical — 21.5%
Beverages — 0.9%
Coca-Cola Europacific Partners PLC	31,115	1,720,348
Commercial Services — 2.8%
FleetCor Technologies, Inc. (a)	4,955	1,294,593
Global Payments, Inc.	8,825	1,390,643
United Rentals, Inc. (a)	7,070	2,481,075
		5,166,311
Food — 0.7%
US Foods Holding Corp. (a)	33,881	1,174,316
Health Care – Products — 1.3%
Avantor, Inc. (a)	58,505	2,392,855
Health Care – Services — 3.6%
Centene Corp. (a)	29,849	1,859,891
ICON PLC (a)	5,528	1,448,446
UnitedHealth Group, Inc.	8,390	3,278,309
		6,586,646
Pharmaceuticals — 12.2%
AbbVie, Inc.	17,724	1,911,888
AmerisourceBergen Corp.	11,626	1,388,726
Bristol-Myers Squibb Co.	27,474	1,625,636
Cigna Corp.	17,485	3,499,797
CVS Health Corp.	21,391	1,815,240
Johnson & Johnson	34,722	5,607,603
McKesson Corp.	7,299	1,455,275
Novartis AG Sponsored ADR	17,178	1,404,817
Pfizer, Inc.	53,397	2,296,605

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sanofi Sponsored ADR	30,708	$1,480,433
		22,486,020
		39,526,496
Energy — 8.5%
Oil & Gas — 7.6%
Canadian Natural Resources Ltd.	45,934	1,678,428
ConocoPhillips	63,658	4,314,103
EOG Resources, Inc.	24,743	1,986,120
HollyFrontier Corp.	26,560	879,933
Marathon Petroleum Corp.	45,284	2,799,004
Pioneer Natural Resources Co.	13,821	2,301,335
		13,958,923
Oil & Gas Services — 0.9%
Schlumberger NV	58,569	1,735,985
		15,694,908
Financial — 21.2%
Banks — 12.4%
Bank of America Corp.	74,748	3,173,052
Citigroup, Inc.	41,017	2,878,573
Fifth Third Bancorp	34,640	1,470,122
The Goldman Sachs Group, Inc.	6,748	2,550,946
JP Morgan Chase & Co.	38,013	6,222,348
Truist Financial Corp.	44,043	2,583,122
Wells Fargo & Co.	82,921	3,848,364
		22,726,527
Diversified Financial Services — 2.7%
Capital One Financial Corp.	15,813	2,561,232
The Charles Schwab Corp.	34,526	2,514,874
		5,076,106
Insurance — 6.1%
American International Group, Inc.	22,766	1,249,626
Berkshire Hathaway, Inc. Class B (a)	19,142	5,224,617
Chubb Ltd.	11,612	2,014,450
Everest Re Group Ltd.	5,345	1,340,419
The Progressive Corp.	15,393	1,391,373
		11,220,485
		39,023,118
Industrial — 12.1%
Aerospace & Defense — 2.4%
General Dynamics Corp.	13,206	2,588,772
Howmet Aerospace, Inc.	56,346	1,757,995
		4,346,767

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 1.1%
CRH PLC Sponsored ADR (b)	24,846	$1,161,302
Owens Corning	10,141	867,056
		2,028,358
Electronics — 0.3%
Allegion PLC	4,588	606,442
Machinery – Construction & Mining — 1.3%
Caterpillar, Inc.	8,768	1,683,193
Vertiv Holdings Co.	29,717	715,883
		2,399,076
Machinery – Diversified — 3.6%
Deere & Co.	7,400	2,479,518
Dover Corp.	6,846	1,064,553
Otis Worldwide Corp.	21,599	1,777,166
Westinghouse Air Brake Technologies Corp.	15,364	1,324,530
		6,645,767
Miscellaneous - Manufacturing — 1.5%
Eaton Corp. PLC	18,475	2,758,502
Transportation — 1.9%
Canadian National Railway Co.	16,665	1,927,307
Union Pacific Corp.	7,469	1,463,999
		3,391,306
		22,176,218
Technology — 11.8%
Computers — 1.1%
Cognizant Technology Solutions Corp. Class A	15,246	1,131,406
NetApp, Inc.	9,166	822,740
		1,954,146
Semiconductors — 7.5%
Applied Materials, Inc.	20,626	2,655,185
KLA Corp.	3,625	1,212,599
Lam Research Corp.	2,933	1,669,317
Micron Technology, Inc.	40,014	2,840,194
NXP Semiconductor NV	7,657	1,499,776
Qorvo, Inc. (a)	8,166	1,365,273
QUALCOMM, Inc.	19,652	2,534,715
		13,777,059
Software — 3.2%
Activision Blizzard, Inc.	13,912	1,076,650
Fidelity National Information Services, Inc.	19,148	2,329,929
Oracle Corp.	15,117	1,317,144

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SS&C Technologies Holdings, Inc	18,271	$1,268,007
		5,991,730
		21,722,935
Utilities — 1.7%
Electric — 1.7%
CenterPoint Energy, Inc.	63,301	1,557,205
Dominion Energy, Inc.	20,182	1,473,690
		3,030,895
		3,030,895

TOTAL COMMON STOCK (Cost $141,811,240)		181,305,848

TOTAL EQUITIES (Cost $141,811,240)		181,305,848

TOTAL LONG-TERM INVESTMENTS (Cost $141,811,240)		181,305,848

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (c)	$2,352,012	2,352,012

TOTAL SHORT-TERM INVESTMENTS (Cost $2,352,012)		2,352,012

TOTAL INVESTMENTS — 99.9% (Cost $144,163,252) (d)		183,657,860

Other Assets/(Liabilities) — 0.1%		126,005

NET ASSETS — 100.0%		$183,783,865

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $1,163,192 or 0.63% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,191,313 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $2,352,012. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $2,399,078.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Global Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Austria — 0.3%
Erste Group Bank AG	29,327	$1,280,764
Canada — 2.7%
Canadian National Railway Co.	61,582	7,121,958
Canadian Pacific Railway Ltd. (a)	49,955	3,250,572
		10,372,530
Denmark — 0.5%
Carlsberg A/S Class B	12,004	1,952,754
France — 11.2%
Air Liquide SA	20,212	3,234,063
Danone SA	97,728	6,670,419
EssilorLuxottica SA	8,231	1,573,903
Hermes International	939	1,297,770
Legrand SA	42,802	4,590,660
LVMH Moet Hennessy Louis Vuitton SE	12,011	8,588,634
Pernod Ricard SA	26,692	5,837,194
Schneider Electric SE	67,894	11,288,068
		43,080,711
Germany — 3.9%
Bayer AG Registered	69,377	3,783,953
Brenntag SE	21,923	2,045,031
Deutsche Boerse AG	10,717	1,744,582
Merck KGaA	26,040	5,662,630
MTU Aero Engines AG	7,426	1,679,108
		14,915,304
Ireland — 10.2%
Accenture PLC Class A	31,821	10,180,174
Aon PLC Class A	17,643	5,041,840
Linde PLC (b)	23,394	6,955,747
Linde PLC	6,171	1,810,448
Medtronic PLC	89,062	11,163,922
Willis Towers Watson PLC	17,306	4,022,953
		39,175,084
Israel — 0.9%
Check Point Software Technologies Ltd. (b)	31,265	3,534,196
Japan — 2.2%
Hoya Corp.	15,300	2,392,888
Kubota Corp.	210,400	4,488,506

MML Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Olympus Corp.	69,600	$1,528,504
		8,409,898
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV Class O	132,498	849,171
Netherlands — 2.8%
Akzo Nobel NV	41,135	4,479,224
Heineken NV (a)	53,357	5,546,604
Wolters Kluwer NV	6,084	643,097
		10,668,925
Republic of Korea — 0.9%
Samsung Electronics Co. Ltd.	54,215	3,374,277
Spain — 0.9%
Aena SME SA (b) (c)	19,970	3,444,644
Sweden — 1.6%
Essity AB Class B	198,994	6,176,461
Switzerland — 7.8%
Adecco Group AG Registered	23,724	1,188,119
Cie Financiere Richemont SA Registered	40,579	4,184,239
Julius Baer Group Ltd.	25,224	1,668,350
Nestle SA Registered	73,886	8,889,883
Roche Holding AG	26,317	9,603,171
Sonova Holding AG Registered	3,469	1,308,330
UBS Group AG Registered	198,608	3,173,751
		30,015,843
United Kingdom — 7.4%
Aptiv PLC (b)	13,301	1,981,450
Burberry Group PLC	93,362	2,273,208
Compass Group PLC (b)	122,333	2,502,971
Diageo PLC	188,966	9,104,959
Reckitt Benckiser Group PLC	65,291	5,110,286
Rolls-Royce Holdings PLC (b)	1,383,748	2,603,293
Whitbread PLC (b)	41,231	1,833,770
WPP PLC	214,605	2,883,683
		28,293,620
United States — 45.4%
3M Co.	28,269	4,958,948
Abbott Laboratories	47,478	5,608,576
American Express Co.	29,088	4,873,113
Amphenol Corp. Class A	31,410	2,300,154
Boston Scientific Corp. (b)	122,308	5,306,944
Carrier Global Corp.	21,484	1,112,012
The Charles Schwab Corp.	77,175	5,621,427
Cisco Systems, Inc.	28,856	1,570,632
Cognizant Technology Solutions Corp. Class A	53,440	3,965,782
Colgate-Palmolive Co.	41,068	3,103,919
Comcast Corp. Class A	220,183	12,314,835
The Cooper Cos., Inc.	9,312	3,848,743
eBay, Inc.	58,613	4,083,568

MML Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Equifax, Inc.	20,109	$5,096,023
Fidelity National Information Services, Inc.	44,534	5,418,897
Fiserv, Inc. (b)	50,959	5,529,051
The Goldman Sachs Group, Inc.	16,496	6,235,983
Honeywell International, Inc.	38,603	8,194,645
International Flavors & Fragrances, Inc.	15,081	2,016,631
Kansas City Southern	18,182	4,920,776
Liberty Broadband Corp. Class C (b)	30,343	5,240,236
Marriott International, Inc. Class A (b)	14,929	2,210,836
Microchip Technology, Inc.	12,838	1,970,505
Omnicom Group, Inc.	12,116	877,925
Oracle Corp.	76,397	6,656,471
Otis Worldwide Corp.	24,873	2,046,550
PayPal Holdings, Inc. (b)	17,384	4,523,491
PPG Industries, Inc.	26,337	3,766,454
Stryker Corp.	25,586	6,747,540
Thermo Fisher Scientific, Inc.	23,167	13,236,002
Union Pacific Corp.	14,921	2,924,665
United Parcel Service, Inc. Class B	20,643	3,759,090
Visa, Inc. Class A	49,235	10,967,096
The Walt Disney Co. (b)	40,027	6,771,368
Waters Corp. (b)	9,745	3,481,889
Zimmer Biomet Holdings, Inc.	22,746	3,329,105
		174,589,882

TOTAL COMMON STOCK (Cost $279,765,858)		380,134,064

TOTAL EQUITIES (Cost $279,765,858)		380,134,064

MUTUAL FUNDS — 0.8%
United States — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	3,120,584	3,120,584

TOTAL MUTUAL FUNDS (Cost $3,120,584)		3,120,584

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (b)	105,484	49,802

TOTAL WARRANTS (Cost $0)		49,802

TOTAL LONG-TERM INVESTMENTS (Cost $282,886,442)		383,304,450

TOTAL INVESTMENTS — 99.7% (Cost $282,886,442) (e)		383,304,450

Other Assets/(Liabilities) — 0.3%		1,034,228

NET ASSETS — 100.0%		$384,338,678

MML Global Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $3,877,553 or 1.01% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $860,086 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $3,444,644 or 0.90% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Growth Allocation Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 72.6%
Invesco Oppenheimer V.I. International Growth Fund, Series I	165,622	$518,396
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	5,785	695,658
Invesco V.I. Global Fund, Series I	12,164	709,914
MML Blue Chip Growth Fund, Initial Class (a)	4,405,231	92,333,632
MML Equity Income Fund, Initial Class (a)	5,261,185	60,766,684
MML Equity Index Fund, Class III (a)	68,877	2,181,348
MML Focused Equity Fund, Class II (a)	12,951,224	96,616,129
MML Foreign Fund, Initial Class (a)	3,756,386	39,780,133
MML Fundamental Equity Fund, Class II (a)	6,601,674	75,391,120
MML Fundamental Value Fund, Class II (a)	4,301,077	58,451,642
MML Global Fund, Class I (a)	8,592,959	120,387,356
MML Income & Growth Fund, Initial Class (a)	5,023,330	58,119,929
MML International Equity Fund, Class II (a)	5,181,537	55,390,636
MML Large Cap Growth Fund, Initial Class (a)	3,285,402	46,422,726
MML Mid Cap Growth Fund, Initial Class (a)	3,158,770	50,477,144
MML Mid Cap Value Fund, Initial Class (a)	3,290,006	38,624,672
MML Small Cap Growth Equity Fund, Initial Class (a)	798,953	11,793,190
MML Small Company Value Fund, Class II (a)	1,533,282	25,498,472
MML Small/Mid Cap Value Fund, Initial Class (a)	846,129	11,558,124
MML Strategic Emerging Markets Fund, Class II (a)	1,799,336	19,828,681
		865,545,586
Fixed Income Funds — 27.5%
Invesco V.I. Global Strategic Income Fund, Series I	2,946,396	13,818,599
MML Dynamic Bond Fund, Class II (a)	6,353,039	63,975,103
MML High Yield Fund, Class II (a)	481,535	4,781,647
MML Inflation-Protected and Income Fund, Initial Class (a)	1,922,165	20,913,159
MML Managed Bond Fund, Initial Class (a)	8,921,243	116,141,398
MML Short-Duration Bond Fund, Class II (a)	3,019,840	29,443,440
MML Total Return Bond Fund, Class II (a)	7,450,392	78,005,601
		327,078,947

TOTAL MUTUAL FUNDS (Cost $1,090,524,782)		1,192,624,533

TOTAL LONG-TERM INVESTMENTS (Cost $1,090,524,782)		1,192,624,533

TOTAL INVESTMENTS — 100.1% (Cost $1,090,524,782) (b)		1,192,624,533

Other Assets/(Liabilities) — (0.1)%		(833,176)

NET ASSETS — 100.0%		$1,191,791,357

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Growth & Income Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 2.3%
Chemicals — 2.3%
DuPont de Nemours, Inc.	17,042	$1,158,687
PPG Industries, Inc.	6,495	928,850
The Sherwin-Williams Co.	6,278	1,756,145
		3,843,682
		3,843,682
Communications — 11.5%
Internet — 9.3%
Alphabet, Inc. Class A (a)	3,330	8,902,821
Alphabet, Inc. Class C (a)	1,160	3,091,760
Facebook, Inc. Class A (a)	10,439	3,542,892
		15,537,473
Media — 2.2%
Cable One, Inc.	493	893,873
Comcast Corp. Class A	49,816	2,786,209
		3,680,082
		19,217,555
Consumer, Cyclical — 9.5%
Apparel — 2.2%
LVMH Moet Hennessy Louis Vuitton SE	3,116	2,228,140
NIKE, Inc. Class B	9,863	1,432,403
		3,660,543
Retail — 7.3%
Costco Wholesale Corp.	4,462	2,005,000
Dollar General Corp.	8,521	1,807,645
The Home Depot, Inc.	7,695	2,525,960
Starbucks Corp.	7,232	797,762
Target Corp.	12,105	2,769,261
Tractor Supply Co.	11,093	2,247,553
		12,153,181
		15,813,724

MML Growth & Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 23.3%
Beverages — 2.4%
Diageo PLC	45,216	$2,178,645
Pernod Ricard SA	8,707	1,904,108
		4,082,753
Biotechnology — 1.7%
Illumina, Inc. (a)	2,915	1,182,353
Vertex Pharmaceuticals, Inc. (a)	9,058	1,643,031
		2,825,384
Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	19,833	1,498,978
The Estee Lauder Cos., Inc. Class A	3,127	937,881
		2,436,859
Food — 1.7%
Danone SA	25,496	1,740,228
Mondelez International, Inc. Class A	19,053	1,108,503
		2,848,731
Health Care – Products — 5.6%
Danaher Corp.	8,982	2,734,480
Medtronic PLC	25,691	3,220,367
Thermo Fisher Scientific, Inc.	5,992	3,423,409
		9,378,256
Health Care – Services — 1.6%
ICON PLC (a)	10,289	2,695,924
Household Products & Wares — 0.8%
Kimberly-Clark Corp.	9,776	1,294,734
Pharmaceuticals — 8.0%
Becton Dickinson and Co.	10,884	2,675,505
Cigna Corp.	6,714	1,343,874
Eli Lilly & Co.	8,576	1,981,485
Johnson & Johnson	21,363	3,450,124
Merck & Co., Inc.	30,342	2,278,988
Zoetis, Inc.	8,480	1,646,307
		13,376,283
		38,938,924
Energy — 1.2%
Oil & Gas — 1.2%
ConocoPhillips	29,259	1,982,882
Financial — 20.0%
Banks — 8.2%
Bank of America Corp.	97,263	4,128,814
The Goldman Sachs Group, Inc.	7,662	2,896,466
JP Morgan Chase & Co.	29,181	4,776,638

MML Growth & Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Truist Financial Corp.	33,147	$1,944,072
		13,745,990
Diversified Financial Services — 6.2%
The Charles Schwab Corp.	17,747	1,292,691
Mastercard, Inc. Class A	8,506	2,957,366
Nasdaq, Inc.	14,080	2,717,722
Visa, Inc. Class A	15,725	3,502,744
		10,470,523
Insurance — 1.0%
Chubb Ltd.	9,397	1,630,191
Private Equity — 0.8%
The Blackstone, Inc.	11,299	1,314,526
Real Estate Investment Trusts (REITS) — 3.8%
American Tower Corp.	12,242	3,249,149
Equinix, Inc.	2,719	2,148,364
Rayonier, Inc.	25,215	899,671
		6,297,184
		33,458,414
Industrial — 10.6%
Aerospace & Defense — 1.4%
Howmet Aerospace, Inc.	29,916	933,379
Raytheon Technologies Corp.	15,445	1,327,652
		2,261,031
Building Materials — 1.5%
Johnson Controls International PLC	22,015	1,498,781
Masco Corp.	18,436	1,024,120
		2,522,901
Electrical Components & Equipment — 0.8%
AMETEK, Inc.	11,302	1,401,561
Electronics — 3.6%
Fortive Corp.	18,297	1,291,219
Honeywell International, Inc.	14,693	3,119,030
TE Connectivity Ltd.	12,093	1,659,402
		6,069,651
Packaging & Containers — 1.7%
Ball Corp.	10,387	934,518
Crown Holdings, Inc.	18,566	1,871,082
		2,805,600
Transportation — 1.6%
Canadian National Railway Co.	19,635	2,270,788

MML Growth & Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Old Dominion Freight Line, Inc.	1,620	$463,287
		2,734,075
		17,794,819
Technology — 20.2%
Computers — 4.7%
Accenture PLC Class A	6,808	2,178,015
Amdocs Ltd.	23,750	1,798,113
Apple, Inc.	27,654	3,913,041
		7,889,169
Semiconductors — 2.8%
Analog Devices, Inc.	10,528	1,763,229
Texas Instruments, Inc.	14,693	2,824,142
		4,587,371
Software — 12.7%
Adobe, Inc. (a)	5,053	2,909,113
Electronic Arts, Inc.	17,883	2,543,857
Fidelity National Information Services, Inc.	22,538	2,742,424
Fiserv, Inc. (a)	14,713	1,596,360
Microsoft Corp.	32,613	9,194,257
salesforce.com, Inc. (a)	8,279	2,245,430
		21,231,441
		33,707,981
Utilities — 0.5%
Electric — 0.5%
American Electric Power Co., Inc.	10,749	872,604

TOTAL COMMON STOCK (Cost $85,706,294)		165,630,585

TOTAL EQUITIES (Cost $85,706,294)		165,630,585

TOTAL LONG-TERM INVESTMENTS (Cost $85,706,294)		165,630,585

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (b)	$1,576,497	1,576,497

TOTAL SHORT-TERM INVESTMENTS (Cost $1,576,497)		1,576,497

MML Growth & Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 100.1% (Cost $87,282,791) (c)		$167,207,082

Other Assets/(Liabilities) — (0.1)%		(124,304)

NET ASSETS — 100.0%		$167,082,778

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $1,576,497. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $1,608,084.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Income & Growth Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Basic Materials — 4.5%
Chemicals — 4.5%
Air Products & Chemicals, Inc.	9,571	$2,451,229
Axalta Coating Systems Ltd. (a)	42,973	1,254,382
Element Solutions, Inc.	92,925	2,014,614
International Flavors & Fragrances, Inc.	39,609	5,296,515
		11,016,740
Communications — 3.9%
Media — 3.2%
Altice USA, Inc. Class A (a)	66,969	1,387,598
Comcast Corp. Class A	114,297	6,392,631
		7,780,229
Telecommunications — 0.7%
T-Mobile US, Inc. (a)	14,155	1,808,443
		9,588,672
Consumer, Cyclical — 9.0%
Apparel — 0.7%
Ralph Lauren Corp.	14,571	1,617,964
Entertainment — 1.8%
Marriott Vacations Worldwide Corp.	11,811	1,858,225
SeaWorld Entertainment, Inc. (a)	44,436	2,458,199
		4,316,424
Food Services — 0.4%
Aramark	33,525	1,101,632
Home Builders — 1.0%
Lennar Corp. Class A	24,786	2,321,952
Lodging — 1.7%
Las Vegas Sands Corp. (a)	50,652	1,853,863
MGM Resorts International	54,751	2,362,506
		4,216,369
Retail — 3.4%
Advance Auto Parts, Inc.	16,500	3,446,685

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lowe's Cos., Inc.	24,008	$4,870,263
		8,316,948
		21,891,289
Consumer, Non-cyclical — 26.3%
Agriculture — 2.0%
Altria Group, Inc.	37,928	1,726,482
Philip Morris International, Inc.	33,034	3,131,293
		4,857,775
Beverages — 2.9%
Coca-Cola Europacific Partners PLC	96,359	5,327,689
Molson Coors Beverage Co. Class B	39,307	1,823,059
		7,150,748
Biotechnology — 1.7%
Corteva, Inc.	98,640	4,150,771
Commercial Services — 0.5%
PROG Holdings, Inc.	19,933	837,385
Quanta Services, Inc.	2,733	311,070
		1,148,455
Cosmetics & Personal Care — 1.6%
The Procter & Gamble Co.	27,627	3,862,255
Health Care – Products — 4.1%
Envista Holdings Corp. (a)	28,652	1,197,940
Hologic, Inc. (a)	29,350	2,166,324
LivaNova PLC (a)	20,449	1,619,356
Medtronic PLC	39,922	5,004,223
		9,987,843
Health Care – Services — 3.4%
Anthem, Inc.	5,303	1,976,958
Humana, Inc.	2,217	862,746
UnitedHealth Group, Inc.	13,714	5,358,608
		8,198,312
Pharmaceuticals — 10.1%
Becton Dickinson and Co.	7,590	1,865,774
Cigna Corp.	19,907	3,984,585
CVS Health Corp.	66,152	5,613,659
Johnson & Johnson	19,452	3,141,498
Merck & Co., Inc.	93,679	7,036,229
Perrigo Co. PLC	66,387	3,142,097
		24,783,842
		64,140,001

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 6.2%
Oil & Gas — 6.2%
Hess Corp.	71,442	$5,580,335
Phillips 66	71,589	5,013,378
Pioneer Natural Resources Co.	14,752	2,456,355
Valero Energy Corp.	29,027	2,048,435
		15,098,503
Financial — 24.3%
Banks — 11.2%
Citigroup, Inc.	16,717	1,173,199
The Goldman Sachs Group, Inc.	4,805	1,816,434
JP Morgan Chase & Co.	41,530	6,798,046
Northern Trust Corp.	40,156	4,329,218
US Bancorp	98,313	5,843,725
Wells Fargo & Co.	158,732	7,366,752
		27,327,374
Diversified Financial Services — 4.3%
AerCap Holdings NV (a)	23,901	1,381,717
American Express Co.	28,568	4,785,997
Discover Financial Services	16,960	2,083,536
Navient Corp.	12,739	251,340
SLM Corp.	113,886	2,004,394
		10,506,984
Insurance — 5.6%
American International Group, Inc.	33,495	1,838,541
Aon PLC Class A	9,878	2,822,836
Axis Capital Holdings Ltd.	17,736	816,565
Chubb Ltd.	27,348	4,744,331
Fidelity National Financial, Inc.	27,481	1,245,988
Willis Towers Watson PLC	8,802	2,046,113
		13,514,374
Real Estate — 0.6%
The Howard Hughes Corp. (a)	17,611	1,546,422
Real Estate Investment Trusts (REITS) — 2.6%
American Campus Communities, Inc.	35,271	1,708,880
Corporate Office Properties Trust	84,716	2,285,638
MGM Growth Properties LLC Class A	31,709	1,214,455
VICI Properties, Inc. (b)	42,672	1,212,311
		6,421,284
		59,316,438
Industrial — 13.7%
Aerospace & Defense — 4.9%
General Dynamics Corp.	31,065	6,089,672
Raytheon Technologies Corp.	67,831	5,830,753
		11,920,425

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 0.2%
Owens Corning	6,978	$596,619
Electrical Components & Equipment — 0.5%
Emerson Electric Co.	12,932	1,218,194
Engineering & Construction — 1.4%
AECOM (a)	32,599	2,058,627
Jacobs Engineering Group, Inc.	9,947	1,318,276
		3,376,903
Hand & Machine Tools — 1.7%
Stanley Black & Decker, Inc.	23,326	4,089,281
Machinery – Construction & Mining — 1.5%
BWX Technologies, Inc.	33,283	1,792,622
Vertiv Holdings Co.	77,346	1,863,265
		3,655,887
Machinery – Diversified — 2.7%
Deere & Co.	15,860	5,314,210
Westinghouse Air Brake Technologies Corp.	15,236	1,313,496
		6,627,706
Transportation — 0.8%
J.B. Hunt Transport Services, Inc.	11,905	1,990,754
		33,475,769
Technology — 6.1%
Computers — 1.6%
Cognizant Technology Solutions Corp. Class A	51,822	3,845,711
Semiconductors — 2.3%
Broadcom, Inc.	4,700	2,279,172
Microchip Technology, Inc.	12,264	1,882,401
QUALCOMM, Inc.	9,994	1,289,026
		5,450,599
Software — 2.2%
Oracle Corp.	62,217	5,420,967
		14,717,277
Utilities — 4.8%
Electric — 4.8%
CenterPoint Energy, Inc.	193,229	4,753,434
Entergy Corp.	24,809	2,463,782
Exelon Corp.	92,589	4,475,752

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
		$11,692,968

TOTAL COMMON STOCK (Cost $183,860,996)		240,937,657

TOTAL EQUITIES (Cost $183,860,996)		240,937,657

TOTAL LONG-TERM INVESTMENTS (Cost $183,860,996)		240,937,657

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%

Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (c)	$2,963,220	2,963,220

TOTAL SHORT-TERM INVESTMENTS (Cost $2,963,220)		2,963,220

TOTAL INVESTMENTS — 100.0% (Cost $186,824,216) (d)		243,900,877

Other Assets/(Liabilities) — 0.0%		48,473

NET ASSETS — 100.0%		$243,949,350

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $1,219,613 or 0.50% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,244,603 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $2,963,220. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $3,022,603.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML International Equity Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 96.3%
Australia — 2.1%
AMP Ltd. (a)	66,894	$47,686
Brambles Ltd.	156,200	1,214,913
Orica Ltd.	212,880	2,098,195
		3,360,794
Belgium — 1.6%
Anheuser-Busch InBev SA	44,800	2,530,217
Canada — 2.5%
Cenovus Energy, Inc.	133,515	1,346,113
Open Text Corp.	32,300	1,576,493
Restaurant Brands International, Inc.	16,900	1,034,111
		3,956,717
Cayman Islands — 3.0%
Alibaba Group Holding Ltd. (a)	80,860	1,503,997
Alibaba Group Holding Ltd. Sponsored ADR (a)	10,425	1,543,421
Trip.com Group Ltd. ADR (a)	11,300	347,475
Vipshop Holdings Ltd. ADR (a)	118,600	1,321,204
		4,716,097
Finland — 0.5%
UPM-Kymmene OYJ	22,000	777,310
France — 11.9%
Accor SA (a)	98,000	3,469,224
BNP Paribas SA (b)	88,276	5,654,556
Capgemini SE	7,230	1,503,624
Danone SA	28,400	1,938,440
Publicis Groupe SA	36,051	2,427,807
Valeo SE	80,010	2,232,752
Worldline SA (a) (c)	21,900	1,670,886
		18,897,289
Germany — 24.6%
Allianz SE Registered	24,000	5,413,049
Bayer AG Registered	109,794	5,988,372
Bayerische Motoren Werke AG	56,550	5,427,890
Continental AG (a)	39,555	4,336,459
Daimler AG Registered	64,103	5,698,459
Fresenius Medical Care AG & Co. KGaA	49,000	3,453,111
Fresenius SE & Co. KGaA	31,000	1,490,458
Henkel AG & Co. KGaA	15,100	1,302,858
SAP SE	19,100	2,587,547

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
thyssenkrupp AG (a)	272,074	$2,899,345
Vitesco Technologies Group AG (a)	7,911	467,349
		39,064,897
India — 1.3%
Axis Bank Ltd. (a)	196,342	2,023,666
Indonesia — 0.6%
Bank Mandiri Persero Tbk PT	2,449,400	1,040,894
Ireland — 1.5%
Ryanair Holdings PLC Sponsored ADR (a)	21,006	2,311,920
Italy — 3.6%
Intesa Sanpaolo SpA	2,033,200	5,768,218
Japan — 2.2%
Komatsu Ltd.	44,700	1,074,837
Toyota Motor Corp.	132,500	2,370,187
		3,445,024
Mexico — 1.2%
Grupo Televisa SAB Sponsored ADR	174,600	1,917,108
Netherlands — 6.7%
CNH Industrial NV	258,653	4,379,573
EXOR NV	39,800	3,353,818
Prosus NV	36,273	2,856,796
		10,590,187
Republic of Korea — 1.1%
NAVER Corp.	5,145	1,676,469
South Africa — 0.8%
Naspers Ltd.	7,808	1,286,664
Spain — 1.6%
Amadeus IT Group SA (a)	39,500	2,594,854
Sweden — 4.2%
Hennes & Mauritz AB Class B (a)	133,218	2,700,990
SKF AB Class B	83,400	1,962,802
Volvo AB Class B	88,670	1,992,178
		6,655,970
Switzerland — 8.4%
Cie Financiere Richemont SA Registered	5,340	550,626
Credit Suisse Group AG Registered	498,309	4,940,627
Holcim Ltd.	56,259	2,706,651
Novartis AG Registered	29,700	2,436,594
Roche Holding AG	4,615	1,684,031
The Swatch Group AG	3,580	938,449
		13,256,978
United Kingdom — 16.9%
Compass Group PLC (a)	63,400	1,297,184
Glencore PLC	1,030,344	4,865,866

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Informa PLC (a)	65,200	$477,753
Liberty Global PLC Series A (a)	106,900	3,185,620
Lloyds Banking Group PLC	10,233,200	6,365,564
Natwest Group PLC	764,100	2,318,612
Prudential PLC	92,200	1,789,848
Reckitt Benckiser Group PLC	11,100	868,790
Rolls-Royce Holdings PLC (a)	500,880	942,323
Schroders PLC	42,900	2,060,394
Smiths Group PLC	41,600	797,429
WPP PLC	137,992	1,854,222
		26,823,605

TOTAL COMMON STOCK (Cost $131,957,815)		152,694,878

PREFERRED STOCK — 0.9%
Germany — 0.2%
Henkel AG & Co. KGaA 2.130%
	3,300	306,378
Republic of Korea — 0.7%
Samsung Electronics Co. Ltd. 3.760%
	20,200	1,182,357

TOTAL PREFERRED STOCK (Cost $1,560,628)		1,488,735

TOTAL EQUITIES (Cost $133,518,443)		154,183,613

	Principal Amount
BONDS & NOTES — 0.3%
CORPORATE DEBT — 0.3%
United Kingdom — 0.3%
Credit Suisse Group Guernsey VII Ltd.
3.000% 11/12/21 CHF (c) (d)	$200,000	227,587
3.000% 11/12/21 CHF (b) (c) (d)	198,000	227,330

TOTAL CORPORATE DEBT (Cost $437,024)		454,917

TOTAL BONDS & NOTES (Cost $437,024)		454,917

	Number of Shares
MUTUAL FUNDS — 3.8%
United States — 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	6,094,545	6,094,545

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL MUTUAL FUNDS (Cost $6,094,545)		$6,094,545

TOTAL LONG-TERM INVESTMENTS (Cost $140,050,012)		160,733,075

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%

Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (f)	$3,305,800	3,305,800

TOTAL SHORT-TERM INVESTMENTS (Cost $3,305,800)		3,305,800

TOTAL INVESTMENTS — 103.4% (Cost $143,355,812) (g)		164,038,875

Other Assets/(Liabilities) — (3.4)%		(5,430,389)

NET ASSETS — 100.0%		$158,608,486

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $5,809,181 or 3.66% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $2,125,803 or 1.34% of net assets.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	Maturity value of $3,305,800. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $3,371,930.
(g)	See Note 3 for aggregate cost for federal tax purposes.

MML International Equity Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank and Trust Co.	12/15/21	USD	2,139,997	CHF	1,915,000	$81,406

Currency Legend

CHF	Swiss Franc
USD	U.S. Dollar

MML Large Cap Growth Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Communications — 28.4%
Internet — 21.7%
Alibaba Group Holding Ltd. Sponsored ADR (a)	40,538	$6,001,651
Alphabet, Inc. Class A (a)	2,460	6,576,859
Alphabet, Inc. Class C (a)	2,467	6,575,320
Amazon.com, Inc. (a)	3,497	11,487,785
Facebook, Inc. Class A (a)	33,236	11,279,966
		41,921,581
Media — 4.8%
FactSet Research Systems, Inc.	8,061	3,182,322
The Walt Disney Co. (a)	35,831	6,061,530
		9,243,852
Telecommunications — 1.9%
Cisco Systems, Inc.	66,966	3,644,959
		54,810,392
Consumer, Cyclical — 4.7%
Retail — 4.7%
Starbucks Corp.	43,471	4,795,286
Yum China Holdings, Inc.	28,691	1,667,234
Yum! Brands, Inc.	21,214	2,594,684
		9,057,204
		9,057,204
Consumer, Non-cyclical — 20.4%
Beverages — 3.2%
Monster Beverage Corp. (a)	68,988	6,128,204
Biotechnology — 7.5%
Illumina, Inc. (a)	10,486	4,253,226
Regeneron Pharmaceuticals, Inc. (a)	9,412	5,695,954
Vertex Pharmaceuticals, Inc. (a)	24,533	4,450,041
		14,399,221
Commercial Services — 0.7%
Automatic Data Processing, Inc.	7,241	1,447,621
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.	31,579	2,386,741

MML Large Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 1.5%
Intuitive Surgical, Inc. (a)	2,850	$2,833,328
Pharmaceuticals — 6.3%
Novartis AG Sponsored ADR	62,620	5,121,064
Novo Nordisk A/S Sponsored ADR	23,108	2,218,599
Roche Holding AG Sponsored ADR	104,188	4,737,428
		12,077,091
		39,272,206
Energy — 1.4%
Oil & Gas Services — 1.4%
Schlumberger NV	93,317	2,765,916
Financial — 6.5%
Diversified Financial Services — 6.5%
SEI Investments Co.	45,496	2,697,913
Visa, Inc. Class A	44,352	9,879,408
		12,577,321
		12,577,321
Industrial — 8.9%
Aerospace & Defense — 4.1%
The Boeing Co. (a)	35,907	7,897,386
Machinery – Diversified — 2.6%
Deere & Co.	14,832	4,969,758
Transportation — 2.2%
Expeditors International of Washington, Inc.	34,956	4,164,308
		17,031,452
Technology — 28.9%
Semiconductors — 8.1%
NVIDIA Corp.	56,782	11,762,959
QUALCOMM, Inc.	29,784	3,841,541
		15,604,500
Software — 20.8%
Autodesk, Inc. (a)	31,021	8,846,259
Cerner Corp.	23,040	1,624,781
Microsoft Corp.	33,420	9,421,766
Oracle Corp.	106,781	9,303,828
salesforce.com, Inc. (a)	30,367	8,236,138

MML Large Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Workday, Inc. Class A (a)	10,843	$2,709,557
		40,142,329
		55,746,829

TOTAL COMMON STOCK (Cost $127,937,332)		191,261,320

TOTAL EQUITIES (Cost $127,937,332)		191,261,320

TOTAL LONG-TERM INVESTMENTS (Cost $127,937,332)		191,261,320

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (b)	$1,715,756	1,715,756

TOTAL SHORT-TERM INVESTMENTS (Cost $1,715,756)		1,715,756

TOTAL INVESTMENTS — 100.1% (Cost $129,653,088) (c)		192,977,076

Other Assets/(Liabilities) — (0.1)%		(199,454)

NET ASSETS — 100.0%		$192,777,622

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $1,715,756. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $1,750,116.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Managed Volatility Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.3%
Basic Materials — 2.0%
Chemicals — 1.6%
Air Products & Chemicals, Inc. (a)	845	$216,413
Albemarle Corp. (a)	438	95,909
Celanese Corp. (a)	395	59,503
CF Industries Holdings, Inc. (a)	811	45,270
Dow, Inc. (a)	2,811	161,801
DuPont de Nemours, Inc. (a)	2,012	136,796
Eastman Chemical Co. (a)	508	51,176
Ecolab, Inc. (a)	948	197,772
FMC Corp. (a)	489	44,773
International Flavors & Fragrances, Inc. (a)	926	123,825
Linde PLC (a)	1,949	571,797
LyondellBasell Industries NV Class A (a)	973	91,316
The Mosaic Co. (a)	1,337	47,757
PPG Industries, Inc. (a)	893	127,708
The Sherwin-Williams Co. (a)	893	249,799
		2,221,615
Forest Products & Paper — 0.1%
International Paper Co. (a)	1,539	86,061
Iron & Steel — 0.1%
Nucor Corp. (a)	1,087	107,059
Mining — 0.2%
Freeport-McMoRan, Inc. (a)	5,581	181,550
Newmont Corp. (a)	3,069	166,646
		348,196
		2,762,931
Communications — 16.2%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. (a)	1,413	51,815
Omnicom Group, Inc. (a)	814	58,982
		110,797
Internet — 11.9%
Alphabet, Inc. Class A (a) (b)	1,133	3,029,098
Alphabet, Inc. Class C (a) (b)	1,054	2,809,237
Amazon.com, Inc. (a) (b)	1,634	5,367,755
Booking Holdings, Inc. (a) (b)	153	363,202
CDW Corp. (a)	553	100,657
eBay, Inc. (a)	2,454	170,970

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Etsy, Inc. (a) (b)	470	$97,741
Expedia Group, Inc. (a) (b)	552	90,473
F5 Networks, Inc. (a) (b)	212	42,141
Facebook, Inc. Class A (a) (b)	8,940	3,034,147
Match Group, Inc. (a) (b)	1,024	160,758
Netflix, Inc. (a) (b)	1,663	1,014,996
NortonLifeLock, Inc. (a)	2,121	53,661
Twitter, Inc. (a) (b)	2,979	179,902
VeriSign, Inc. (a) (b)	393	80,569
		16,595,307
Media — 2.0%
Charter Communications, Inc. Class A (a) (b)	469	341,226
Comcast Corp. Class A (a)	17,202	962,108
Discovery, Inc. Class A (a) (b)	885	22,461
Discovery, Inc. Class C (a) (b)	931	22,595
DISH Network Corp. Class A (a) (b)	1,002	43,547
Fox Corp. Class A (a)	962	38,586
Fox Corp. Class B (a)	818	30,364
News Corp. Class A (a)	837	19,695
News Corp. Class B (a)	1,016	23,602
ViacomCBS, Inc. Class B (a)	2,250	88,897
The Walt Disney Co. (a) (b)	6,819	1,153,570
		2,746,651
Telecommunications — 2.2%
Arista Networks, Inc. (a) (b)	213	73,195
AT&T, Inc. (a)	26,805	724,003
Cisco Systems, Inc. (a)	15,820	861,083
Corning, Inc. (a)	2,855	104,179
Juniper Networks, Inc. (a)	1,295	35,638
Lumen Technologies, Inc. (a)	3,610	44,728
Motorola Solutions, Inc. (a)	627	145,665
T-Mobile US, Inc. (a) (b)	2,232	285,160
Verizon Communications, Inc. (a)	15,548	839,748
		3,113,399
		22,566,154
Consumer, Cyclical — 9.5%
Airlines — 0.3%
Alaska Air Group, Inc. (a) (b)	399	23,381
American Airlines Group, Inc. (a) (b)	2,517	51,649
Delta Air Lines, Inc. (a) (b)	2,498	106,440
Southwest Airlines Co. (a) (b)	2,148	110,472
United Airlines Holdings, Inc. (a) (b)	1,229	58,463
		350,405
Apparel — 0.7%
Hanesbrands, Inc. (a)	1,324	22,720
NIKE, Inc. Class B (a)	4,781	694,344
PVH Corp. (a) (b)	272	27,959
Ralph Lauren Corp. (a)	181	20,098
Tapestry, Inc. (a)	996	36,872
Under Armour, Inc. Class A (a) (b)	604	12,189

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Under Armour, Inc. Class C (a) (b)	911	$15,961
VF Corp. (a)	1,262	84,541
		914,684
Auto Manufacturers — 2.2%
Cummins, Inc. (a)	544	122,161
Ford Motor Co. (a) (b)	14,895	210,913
General Motors Co. (a) (b)	5,371	283,105
PACCAR, Inc. (a)	1,364	107,647
Tesla, Inc. (a) (b)	3,044	2,360,561
		3,084,387
Auto Parts & Equipment — 0.1%
Aptiv PLC (a) (b)	994	148,076
BorgWarner, Inc. (a)	902	38,976
		187,052
Distribution & Wholesale — 0.3%
Copart, Inc. (a) (b)	794	110,144
Fastenal Co. (a)	2,236	115,400
LKQ Corp. (a) (b)	980	49,314
Pool Corp. (a)	155	67,333
W.W. Grainger, Inc. (a)	158	62,103
		404,294
Entertainment — 0.1%
Caesars Entertainment, Inc. (a) (b)	814	91,396
Live Nation Entertainment, Inc. (a) (b)	544	49,574
Penn National Gaming, Inc. (a) (b)	582	42,172
		183,142
Home Builders — 0.2%
D.R. Horton, Inc. (a)	1,202	100,932
Lennar Corp. Class A (a)	1,017	95,273
NVR, Inc. (a) (b)	13	62,323
PulteGroup, Inc. (a)	996	45,736
		304,264
Home Furnishing — 0.1%
Leggett & Platt, Inc. (a)	541	24,258
Whirlpool Corp. (a)	223	45,461
		69,719
Housewares — 0.0%
Newell Brands, Inc. (a)	1,346	29,801
Leisure Time — 0.1%
Carnival Corp. (a) (b)	3,099	77,506
Norwegian Cruise Line Holdings Ltd. (a) (b)	1,470	39,264
Royal Caribbean Cruises Ltd. (a) (b)	788	70,092
		186,862

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 0.3%
Hilton Worldwide Holdings, Inc. (a) (b)	1,021	$134,884
Las Vegas Sands Corp. (a) (b)	1,273	46,592
Marriott International, Inc. Class A (a) (b)	1,001	148,238
MGM Resorts International (a)	1,489	64,251
Wynn Resorts Ltd. (a) (b)	383	32,459
		426,424
Retail — 5.1%
Advance Auto Parts, Inc. (a)	253	52,849
AutoZone, Inc. (a) (b)	83	140,933
Bath & Body Works, Inc. (a)	924	58,240
Best Buy Co., Inc. (a)	859	90,805
CarMax, Inc. (a) (b)	636	81,382
Chipotle Mexican Grill, Inc. (a) (b)	105	190,840
Costco Wholesale Corp. (a)	1,658	745,022
Darden Restaurants, Inc. (a)	500	75,735
Dollar General Corp. (a)	875	185,622
Dollar Tree, Inc. (a) (b)	863	82,606
Domino's Pizza, Inc. (a)	153	72,975
The Gap, Inc. (a)	800	18,160
Genuine Parts Co. (a)	547	66,313
The Home Depot, Inc. (a)	3,993	1,310,742
Lowe's Cos., Inc. (a)	2,648	537,173
McDonald's Corp. (a)	2,797	674,385
O'Reilly Automotive, Inc. (a) (b)	262	160,098
Ross Stores, Inc. (a)	1,316	143,247
Starbucks Corp. (a)	4,412	486,688
Target Corp. (a)	1,854	424,140
The TJX Cos., Inc. (a)	4,598	303,376
Tractor Supply Co. (a)	419	84,894
Ulta Beauty, Inc. (a) (b)	211	76,154
Walgreens Boots Alliance, Inc. (a)	2,711	127,552
Walmart, Inc. (a)	5,319	741,362
Yum! Brands, Inc. (a)	1,116	136,498
		7,067,791
Textiles — 0.0%
Mohawk Industries, Inc. (a) (b)	231	40,980
Toys, Games & Hobbies — 0.0%
Hasbro, Inc. (a)	500	44,610
		13,294,415
Consumer, Non-cyclical — 19.7%
Agriculture — 0.7%
Altria Group, Inc. (a)	6,995	318,412
Archer-Daniels-Midland Co. (a)	2,067	124,041
Philip Morris International, Inc. (a)	5,829	552,531
		994,984
Beverages — 1.4%
Brown-Forman Corp. Class B (a)	746	49,990
The Coca-Cola Co. (a)	14,560	763,963
Constellation Brands, Inc. Class A (a)	623	131,260

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Molson Coors Beverage Co. Class B (a)	776	$35,991
Monster Beverage Corp. (a) (b)	1,357	120,542
PepsiCo, Inc. (a)	5,179	778,973
		1,880,719
Biotechnology — 1.7%
Amgen, Inc. (a)	2,152	457,623
Bio-Rad Laboratories, Inc. Class A (a) (b)	83	61,914
Biogen, Inc. (a) (b)	561	158,757
Corteva, Inc. (a)	2,740	115,299
Gilead Sciences, Inc. (a)	4,677	326,688
Illumina, Inc. (a) (b)	546	221,463
Incyte Corp. (a) (b)	723	49,728
Moderna, Inc. (a) (b)	1,318	507,246
Regeneron Pharmaceuticals, Inc. (a) (b)	398	240,862
Vertex Pharmaceuticals, Inc. (a) (b)	984	178,488
		2,318,068
Commercial Services — 2.3%
Automatic Data Processing, Inc. (a)	1,624	324,670
Cintas Corp. (a)	342	130,186
Equifax, Inc. (a)	457	115,813
FleetCor Technologies, Inc. (a) (b)	325	84,913
Gartner, Inc. (a) (b)	330	100,280
Global Payments, Inc. (a)	1,121	176,647
IHS Markit Ltd. (a)	1,383	161,285
MarketAxess Holdings, Inc. (a)	139	58,476
Moody's Corp. (a)	599	212,711
Nielsen Holdings PLC (a)	1,326	25,446
PayPal Holdings, Inc. (a) (b)	4,409	1,147,266
Quanta Services, Inc. (a)	540	61,463
Robert Half International, Inc. (a)	405	40,634
Rollins, Inc. (a)	750	26,497
S&P Global, Inc. (a)	902	383,251
United Rentals, Inc. (a) (b)	267	93,698
Verisk Analytics, Inc. (a)	630	126,170
		3,269,406
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co. (a)	3,194	241,403
The Estee Lauder Cos., Inc. Class A (a)	883	264,838
The Procter & Gamble Co. (a)	9,040	1,263,792
		1,770,033
Food — 0.9%
Campbell Soup Co. (a)	671	28,054
Conagra Brands, Inc. (a)	1,893	64,116
General Mills, Inc. (a)	2,294	137,227
The Hershey Co. (a)	551	93,257
Hormel Foods Corp. (a)	1,112	45,592
The J.M. Smucker Co. (a)	405	48,612
Kellogg Co. (a)	987	63,089
The Kraft Heinz Co. (a)	2,390	88,000
The Kroger Co. (a)	2,488	100,590
Lamb Weston Holdings, Inc. (a)	596	36,577
McCormick & Co., Inc. (a)	976	79,085

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mondelez International, Inc. Class A (a)	5,207	$302,943
Sysco Corp. (a)	1,888	148,208
Tyson Foods, Inc. Class A (a)	1,083	85,492
		1,320,842
Health Care – Products — 4.1%
Abbott Laboratories (a)	6,660	786,746
ABIOMED, Inc. (a) (b)	175	56,966
Align Technology, Inc. (a) (b)	274	182,328
Baxter International, Inc. (a)	1,842	148,152
Bio-Techne Corp. (a)	146	70,747
Boston Scientific Corp. (a) (b)	5,420	235,174
The Cooper Cos., Inc. (a)	177	73,156
Danaher Corp. (a)	2,379	724,263
Dentsply Sirona, Inc. (a)	858	49,807
Edwards Lifesciences Corp. (a) (b)	2,311	261,628
Henry Schein, Inc. (a) (b)	573	43,640
Hologic, Inc. (a) (b)	960	70,858
IDEXX Laboratories, Inc. (a) (b)	324	201,496
Intuitive Surgical, Inc. (a) (b)	442	439,414
Medtronic PLC (a)	5,036	631,263
PerkinElmer, Inc. (a)	412	71,395
ResMed, Inc. (a)	538	141,790
Steris PLC (a)	346	70,681
Stryker Corp. (a)	1,254	330,705
Teleflex, Inc. (a)	182	68,532
Thermo Fisher Scientific, Inc. (a)	1,474	842,140
West Pharmaceutical Services, Inc. (a)	275	116,748
Zimmer Biomet Holdings, Inc. (a)	811	118,698
		5,736,327
Health Care – Services — 2.0%
Anthem, Inc. (a)	917	341,858
Catalent, Inc. (a) (b)	662	88,092
Centene Corp. (a) (b)	2,214	137,954
Charles River Laboratories International, Inc. (a) (b)	198	81,709
DaVita, Inc. (a) (b)	243	28,251
HCA Healthcare, Inc. (a)	905	219,662
Humana, Inc. (a)	480	186,792
IQVIA Holdings, Inc. (a) (b)	712	170,553
Laboratory Corp. of America Holdings (a) (b)	366	103,007
Quest Diagnostics, Inc. (a)	482	70,039
UnitedHealth Group, Inc. (a)	3,546	1,385,564
Universal Health Services, Inc. Class B (a)	276	38,190
		2,851,671
Household Products & Wares — 0.3%
Avery Dennison Corp. (a)	318	65,893
Church & Dwight Co., Inc. (a)	937	77,368
The Clorox Co. (a)	466	77,174
Kimberly-Clark Corp. (a)	1,296	171,642
		392,077
Pharmaceuticals — 5.0%
AbbVie, Inc. (a)	6,626	714,747
AmerisourceBergen Corp. (a)	564	67,370

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Becton Dickinson and Co. (a)	1,110	$272,860
Bristol-Myers Squibb Co. (a)	8,353	494,247
Cardinal Health, Inc. (a)	1,102	54,505
Cigna Corp. (a)	1,248	249,800
CVS Health Corp. (a)	4,936	418,869
DexCom, Inc. (a) (b)	368	201,244
Eli Lilly & Co. (a)	2,987	690,146
Johnson & Johnson (a)	9,891	1,597,396
McKesson Corp. (a)	581	115,840
Merck & Co., Inc. (a)	9,479	711,968
Organon & Co. (a)	1,004	32,921
Pfizer, Inc. (a)	21,000	903,210
Viatris, Inc. (a)	4,420	59,891
Zoetis, Inc. (a)	1,736	337,027
		6,922,041
		27,456,168
Energy — 2.8%
Energy – Alternate Sources — 0.1%
Enphase Energy, Inc. (a) (b)	509	76,335
Oil & Gas — 2.2%
APA Corp. (a)	1,324	28,373
Cabot Oil & Gas Corp. (a)	1,649	35,882
Chevron Corp. (a)	7,248	735,310
ConocoPhillips (a)	5,103	345,830
Devon Energy Corp. (a)	2,196	77,980
Diamondback Energy, Inc. (a)	707	66,932
EOG Resources, Inc. (a)	2,205	176,995
Exxon Mobil Corp. (a)	15,884	934,297
Hess Corp. (a)	1,070	83,578
Marathon Oil Corp. (a)	3,114	42,568
Marathon Petroleum Corp. (a)	2,381	147,170
Occidental Petroleum Corp. (a)	3,143	92,970
Phillips 66 (a)	1,606	112,468
Pioneer Natural Resources Co. (a)	858	142,865
Valero Energy Corp. (a)	1,505	106,208
		3,129,426
Oil & Gas Services — 0.2%
Baker Hughes Co. (a)	2,660	65,782
Halliburton Co. (a)	3,468	74,978
Schlumberger NV (a)	5,248	155,551
		296,311
Pipelines — 0.3%
Kinder Morgan, Inc. (a)	7,224	120,857
ONEOK, Inc. (a)	1,749	101,424
The Williams Cos., Inc. (a)	4,491	116,497
		338,778
		3,840,850

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 15.0%
Banks — 5.3%
Bank of America Corp. (a)	27,630	$1,172,893
The Bank of New York Mellon Corp. (a)	2,984	154,691
Citigroup, Inc. (a)	7,512	527,192
Citizens Financial Group, Inc. (a)	1,623	76,248
Comerica, Inc. (a)	530	42,665
Fifth Third Bancorp (a)	2,713	115,140
First Republic Bank (a)	637	122,865
The Goldman Sachs Group, Inc. (a)	1,274	481,610
Huntington Bancshares, Inc. (a)	5,647	87,303
JP Morgan Chase & Co. (a)	11,167	1,827,926
KeyCorp (a)	3,658	79,086
M&T Bank Corp. (a)	447	66,755
Morgan Stanley (a)	5,440	529,366
Northern Trust Corp. (a)	822	88,620
The PNC Financial Services Group, Inc. (a)	1,612	315,372
Regions Financial Corp. (a)	3,619	77,121
State Street Corp. (a)	1,299	110,051
SVB Financial Group (a) (b)	213	137,785
Truist Financial Corp. (a)	5,096	298,880
US Bancorp (a)	5,143	305,700
Wells Fargo & Co. (a)	15,504	719,541
Zions Bancorp NA (a)	599	37,072
		7,373,882
Diversified Financial Services — 3.9%
American Express Co. (a)	2,432	407,433
Ameriprise Financial, Inc. (a)	419	110,666
BlackRock, Inc. (a)	531	445,328
Capital One Financial Corp. (a)	1,682	272,434
Cboe Global Markets, Inc. (a)	416	51,526
The Charles Schwab Corp. (a)	5,619	409,288
CME Group, Inc. (a)	1,371	265,124
Discover Financial Services (a)	1,175	144,349
Franklin Resources, Inc. (a)	1,127	33,494
Intercontinental Exchange, Inc. (a)	2,137	245,370
Invesco Ltd. (a)	1,516	36,551
Mastercard, Inc. Class A (a)	3,284	1,141,781
Nasdaq, Inc. (a)	416	80,296
Raymond James Financial, Inc. (a)	697	64,319
Synchrony Financial (a)	2,072	101,279
T. Rowe Price Group, Inc. (a)	871	171,326
Visa, Inc. Class A (a)	6,353	1,415,131
The Western Union Co. (a)	1,398	28,268
		5,423,963
Insurance — 3.3%
Aflac, Inc. (a)	2,437	127,041
The Allstate Corp. (a)	1,148	146,152
American International Group, Inc. (a)	3,156	173,233
Aon PLC Class A (a)	856	244,619
Arthur J Gallagher & Co. (a)	789	117,285
Assurant, Inc. (a)	240	37,860
Berkshire Hathaway, Inc. Class B (a) (b)	6,924	1,889,837
Brown & Brown, Inc. (a)	649	35,987

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Chubb Ltd. (a)	1,608	$278,956
Cincinnati Financial Corp. (a)	578	66,019
Everest Re Group Ltd. (a)	134	33,604
Globe Life, Inc. (a)	335	29,825
The Hartford Financial Services Group, Inc. (a)	1,294	90,903
Lincoln National Corp. (a)	706	48,537
Loews Corp. (a)	816	44,007
Marsh & McLennan Cos., Inc. (a)	1,933	292,714
MetLife, Inc. (a)	2,859	176,486
Principal Financial Group, Inc. (a)	877	56,479
The Progressive Corp. (a)	2,220	200,666
Prudential Financial, Inc. (a)	1,438	151,278
The Travelers Cos., Inc. (a)	918	139,545
W.R. Berkley Corp. (a)	571	41,786
Willis Towers Watson PLC (a)	474	110,186
		4,533,005
Real Estate — 0.1%
CBRE Group, Inc. Class A (a) (b)	1,245	121,213
Real Estate Investment Trusts (REITS) — 2.4%
Alexandria Real Estate Equities, Inc. (a)	504	96,299
American Tower Corp. (a)	1,704	452,259
AvalonBay Communities, Inc. (a)	540	119,686
Boston Properties, Inc. (a)	516	55,909
Crown Castle International Corp. (a)	1,645	285,111
Digital Realty Trust, Inc. (a)	1,046	151,095
Duke Realty Corp. (a)	1,292	61,848
Equinix, Inc. (a)	341	269,434
Equity Residential (a)	1,268	102,607
Essex Property Trust, Inc. (a)	236	75,459
Extra Space Storage, Inc. (a)	503	84,499
Federal Realty Investment Trust (a)	250	29,498
Healthpeak Properties, Inc. (a)	1,952	65,353
Host Hotels & Resorts, Inc. (a) (b)	2,716	44,352
Iron Mountain, Inc. (a) (c)	1,054	45,796
Kimco Realty Corp. (a)	2,138	44,364
Mid-America Apartment Communities, Inc. (a)	431	80,489
Prologis, Inc. (a)	2,819	353,587
Public Storage (a)	595	176,775
Realty Income Corp. (a)	1,313	85,161
Regency Centers Corp. (a)	610	41,071
SBA Communications Corp. (a)	404	133,550
Simon Property Group, Inc. (a)	1,223	158,953
UDR, Inc. (a)	1,165	61,722
Ventas, Inc. (a)	1,458	80,496
Vornado Realty Trust (a)	587	24,660
Welltower, Inc. (a)	1,548	127,555
Weyerhaeuser Co. (a)	2,920	103,864
		3,411,452
Savings & Loans — 0.0%
People's United Financial, Inc. (a)	1,555	27,166
		20,890,681

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 7.6%
Aerospace & Defense — 1.5%
The Boeing Co. (a) (b)	2,054	$451,757
General Dynamics Corp. (a)	854	167,410
Howmet Aerospace, Inc. (a)	1,505	46,956
L3 Harris Technologies, Inc. (a)	765	168,483
Lockheed Martin Corp. (a)	913	315,076
Northrop Grumman Corp. (a)	579	208,527
Raytheon Technologies Corp. (a)	5,680	488,253
Teledyne Technologies, Inc. (a) (b)	181	77,754
TransDigm Group, Inc. (a) (b)	201	125,538
		2,049,754
Building Materials — 0.4%
Carrier Global Corp. (a)	3,050	157,868
Fortune Brands Home & Security, Inc. (a)	507	45,336
Johnson Controls International PLC (a)	2,661	181,161
Martin Marietta Materials, Inc. (a)	241	82,345
Masco Corp. (a)	975	54,161
Vulcan Materials Co. (a)	486	82,212
		603,083
Electrical Components & Equipment — 0.3%
AMETEK, Inc. (a)	850	105,408
Emerson Electric Co. (a)	2,269	213,740
Generac Holdings, Inc. (a) (b)	234	95,629
		414,777
Electronics — 1.2%
Agilent Technologies, Inc. (a)	1,136	178,954
Allegion PLC (a)	333	44,016
Amphenol Corp. Class A (a)	2,262	165,646
Fortive Corp. (a)	1,322	93,294
Garmin Ltd. (a)	561	87,213
Honeywell International, Inc. (a)	2,591	550,017
Keysight Technologies, Inc. (a) (b)	723	118,782
Mettler-Toledo International, Inc. (a) (b)	86	118,453
TE Connectivity Ltd. (a)	1,219	167,271
Trimble, Inc. (a) (b)	911	74,930
Waters Corp. (a) (b)	241	86,109
		1,684,685
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc. (a)	464	61,494
Environmental Controls — 0.3%
Pentair PLC (a)	591	42,925
Republic Services, Inc. (a)	821	98,569
Waste Management, Inc. (a)	1,450	216,572
		358,066
Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	193	40,328

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Stanley Black & Decker, Inc. (a)	607	$106,413
		146,741
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc. (a)	2,047	392,963
Machinery – Diversified — 0.7%
Deere & Co. (a)	1,054	353,164
Dover Corp. (a)	542	84,281
IDEX Corp. (a)	286	59,188
Ingersoll Rand, Inc. (a) (b)	1,450	73,094
Otis Worldwide Corp. (a)	1,554	127,863
Rockwell Automation, Inc. (a)	430	126,437
Westinghouse Air Brake Technologies Corp. (a)	684	58,968
Xylem, Inc. (a)	687	84,968
		967,963
Miscellaneous - Manufacturing — 1.2%
3M Co. (a)	2,201	386,100
A.O. Smith Corp. (a)	560	34,199
Eaton Corp. PLC (a)	1,488	222,173
General Electric Co. (a)	4,105	422,938
Illinois Tool Works, Inc. (a)	1,070	221,094
Parker-Hannifin Corp. (a)	492	137,573
Textron, Inc. (a)	832	58,082
Trane Technologies PLC (a)	890	153,659
		1,635,818
Packaging & Containers — 0.2%
Amcor PLC (a)	6,206	71,927
Ball Corp. (a)	1,243	111,833
Packaging Corp. of America (a)	329	45,218
Sealed Air Corp. (a)	527	28,874
WestRock Co. (a)	1,018	50,727
		308,579
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. (a)	173	33,399
Transportation — 1.4%
C.H. Robinson Worldwide, Inc. (a)	510	44,370
CSX Corp. (a)	8,477	252,106
Expeditors International of Washington, Inc. (a)	660	78,626
FedEx Corp. (a)	926	203,062
J.B. Hunt Transport Services, Inc. (a)	318	53,176
Kansas City Southern (a)	334	90,394
Norfolk Southern Corp. (a)	949	227,048
Old Dominion Freight Line, Inc. (a)	350	100,093
Union Pacific Corp. (a)	2,404	471,208
United Parcel Service, Inc. Class B (a)	2,699	491,488
		2,011,571
		10,668,893

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 23.1%
Computers — 7.4%
Accenture PLC Class A (a)	2,386	$763,329
Apple, Inc. (a)	58,936	8,339,444
Cognizant Technology Solutions Corp. Class A (a)	1,950	144,710
DXC Technology Co. (a) (b)	1,025	34,450
Fortinet, Inc. (a) (b)	509	148,648
Hewlett Packard Enterprise Co. (a)	4,617	65,792
HP, Inc. (a)	4,630	126,677
International Business Machines Corp. (a)	3,348	465,138
Leidos Holdings, Inc. (a)	521	50,084
NetApp, Inc. (a)	865	77,642
Seagate Technology Holdings PLC (a)	763	62,963
Western Digital Corp. (a) (b)	1,146	64,680
		10,343,557
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a) (b)	198	102,053
Semiconductors — 5.4%
Advanced Micro Devices, Inc. (a) (b)	4,554	468,607
Analog Devices, Inc. (a)	2,043	342,162
Applied Materials, Inc. (a)	3,440	442,831
Broadcom, Inc. (a)	1,534	743,883
Intel Corp. (a)	15,172	808,364
IPG Photonics Corp. (a) (b)	124	19,642
KLA Corp. (a)	571	191,005
Lam Research Corp. (a)	534	303,926
Microchip Technology, Inc. (a)	1,054	161,778
Micron Technology, Inc. (a)	4,197	297,903
Monolithic Power Systems, Inc. (a)	157	76,095
NVIDIA Corp. (a)	9,360	1,939,018
NXP Semiconductor NV (a)	975	190,973
Qorvo, Inc. (a) (b)	439	73,396
QUALCOMM, Inc. (a)	4,235	546,230
Skyworks Solutions, Inc. (a)	622	102,493
Teradyne, Inc. (a)	614	67,030
Texas Instruments, Inc. (a)	3,470	666,969
Xilinx, Inc. (a)	914	138,005
		7,580,310
Software — 10.2%
Activision Blizzard, Inc. (a)	2,950	228,301
Adobe, Inc. (a) (b)	1,794	1,032,842
Akamai Technologies, Inc. (a) (b)	598	62,545
ANSYS, Inc. (a) (b)	320	108,944
Autodesk, Inc. (a) (b)	832	237,261
Broadridge Financial Solutions, Inc. (a)	422	70,322
Cadence Design Systems, Inc. (a) (b)	1,029	155,832
Ceridian HCM Holding, Inc. (a) (b)	474	53,382
Cerner Corp. (a)	1,109	78,207
Citrix Systems, Inc. (a)	497	53,363
Electronic Arts, Inc. (a)	1,059	150,643
Fidelity National Information Services, Inc. (a)	2,323	282,663
Fiserv, Inc. (a) (b)	2,277	247,054
Intuit, Inc. (a)	1,024	552,458

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Jack Henry & Associates, Inc. (a)	289	$47,413
Microsoft Corp. (a)	28,192	7,947,889
MSCI, Inc. (a)	312	189,802
Oracle Corp. (a)	6,156	536,372
Paychex, Inc. (a)	1,196	134,490
Paycom Software, Inc. (a) (b)	187	92,705
PTC, Inc. (a) (b)	418	50,072
Roper Technologies, Inc. (a)	389	173,545
salesforce.com, Inc. (a) (b)	3,624	982,901
ServiceNow, Inc. (a) (b)	738	459,235
Synopsys, Inc. (a) (b)	563	168,568
Take-Two Interactive Software, Inc. (a) (b)	423	65,172
Tyler Technologies, Inc. (a) (b)	157	72,008
		14,233,989
		32,259,909
Utilities — 2.4%
Electric — 2.2%
AES Corp. (a)	2,465	56,276
Alliant Energy Corp. (a)	942	52,733
Ameren Corp. (a)	892	72,252
American Electric Power Co., Inc. (a)	1,838	149,209
CenterPoint Energy, Inc. (a)	2,318	57,023
CMS Energy Corp. (a)	1,110	66,300
Consolidated Edison, Inc. (a)	1,312	95,238
Dominion Energy, Inc. (a)	2,952	215,555
DTE Energy Co. (a)	754	84,229
Duke Energy Corp. (a)	2,890	282,035
Edison International (a)	1,455	80,709
Entergy Corp. (a)	715	71,007
Evergy, Inc. (a)	861	53,554
Eversource Energy (a)	1,255	102,609
Exelon Corp. (a)	3,671	177,456
FirstEnergy Corp. (a)	2,039	72,629
NextEra Energy, Inc. (a)	7,362	578,064
NRG Energy, Inc. (a)	924	37,727
Pinnacle West Capital Corp. (a)	364	26,339
PPL Corp. (a)	3,050	85,034
Public Service Enterprise Group, Inc. (a)	2,014	122,653
Sempra Energy (a)	1,184	149,776
The Southern Co. (a)	4,011	248,562
WEC Energy Group, Inc. (a)	1,230	108,486
Xcel Energy, Inc. (a)	1,956	122,250
		3,167,705
Gas — 0.1%
Atmos Energy Corp. (a)	483	42,601
NiSource, Inc. (a)	1,431	34,673
		77,274
Water — 0.1%
American Water Works Co., Inc. (a)	704	119,004

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
		$3,363,983

TOTAL COMMON STOCK (Cost $75,154,189)		137,103,984

TOTAL EQUITIES (Cost $75,154,189)		137,103,984

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. 5.000% 8/01/49 (d) (e)	$359,000	—

TOTAL CORPORATE DEBT (Cost $0)		—

TOTAL BONDS & NOTES (Cost $0)		—

TOTAL PURCHASED OPTIONS (#) — 1.1% (Cost $1,556,587)		1,513,647

TOTAL LONG-TERM INVESTMENTS (Cost $76,710,776)		138,617,631

SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (f)	1,171,506	1,171,506

TOTAL SHORT-TERM INVESTMENTS (Cost $1,171,506)		1,171,506

TOTAL INVESTMENTS — 100.2% (Cost $77,882,282) (g)		139,789,137

Other Assets/(Liabilities) — (0.2)%		(241,178)

NET ASSETS — 100.0%		$139,547,959

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is pledged/held as collateral for open derivatives.
(b)	Non-income producing security.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $10,945 or 0.01% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $11,167 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Investment was valued using significant unobservable inputs.

MML Managed Volatility Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2021, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	Maturity value of $1,171,506. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $1,194,944.
(g)	See Note 3 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
S&P 500 Index	10/15/21	3,975.00	47	USD	18,682,500	$52,734	$191,032	$(138,298)
S&P 500 Index	11/19/21	3,950.00	47	USD	18,565,000	164,500	198,833	(34,333)
S&P 500 Index	11/19/21	3,975.00	47	USD	18,682,500	214,085	275,678	(61,593)
S&P 500 Index	11/19/21	4,000.00	48	USD	19,200,000	252,624	268,968	(16,344)
S&P 500 Index	11/19/21	4,025.00	36	USD	14,490,000	194,904	138,862	56,042
S&P 500 Index	12/17/21	4,000.00	92	USD	36,800,000	634,800	483,214	151,586
						$1,513,647	$1,556,587	$(42,940)

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
S&P 500 Index	10/15/21	4,425.00	35	USD	15,487,500	$(51,100)	$(343,403)	$292,303
S&P 500 Index	10/15/21	4,450.00	36	USD	16,020,000	(30,060)	(263,466)	233,406
S&P 500 Index	10/15/21	4,475.00	35	USD	15,662,500	(17,080)	(349,492)	332,412
S&P 500 Index	10/15/21	4,500.00	36	USD	16,200,000	(10,080)	(256,698)	246,618
S&P 500 Index	10/15/21	4,525.00	35	USD	15,837,500	(5,950)	(217,018)	211,068
S&P 500 Index	10/15/21	4,600.00	35	USD	16,100,000	(1,890)	(135,783)	133,893
S&P 500 Index	11/19/21	4,500.00	35	USD	15,750,000	(89,250)	(396,707)	307,457
S&P 500 Index	11/19/21	4,525.00	35	USD	15,837,500	(65,870)	(311,797)	245,927
S&P 500 Index	11/19/21	4,600.00	35	USD	16,100,000	(22,750)	(258,493)	235,743
						$(294,030)	$(2,532,857)	$2,238,827

Currency Legend

USD	U.S. Dollar

MML Mid Cap Growth Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 95.5%
Basic Materials — 0.7%
Chemicals — 0.3%
RPM International, Inc.	20,600	$1,599,590
Mining — 0.4%
Kirkland Lake Gold Ltd. (a)	40,600	1,688,554
		3,288,144
Communications — 6.8%
Internet — 5.8%
Bright Health Group, Inc. (a) (b)	18,657	152,241
CDW Corp.	21,629	3,936,911
Deliveroo Holdings PLC., Lockup Shares (Acquired 9/12/17-5/16/19, Cost $697,983) (b) (c) (d) (e)	393,000	1,454,826
Etsy, Inc. (b)	36,647	7,621,110
Farfetch Ltd. Class A (b)	21,424	802,971
IAC/InterActiveCorp (b)	11,000	1,433,190
Match Group, Inc. (b)	43,455	6,822,000
Pinterest, Inc. Class A (b)	8,600	438,170
Spotify Technology SA (b)	11,900	2,681,546
Upwork, Inc. (b)	10,800	486,324
Vimeo, Inc. (b)	32,129	943,629
Wayfair, Inc. Class A (a) (b)	500	127,755
		26,900,673
Media — 0.4%
Liberty Media Corp-Liberty Formula One Class C (b)	36,200	1,861,042
Telecommunications — 0.6%
Corning, Inc.	67,700	2,470,373
		31,232,088
Consumer, Cyclical — 13.8%
Airlines — 0.6%
Alaska Air Group, Inc. (b)	500	29,300
Southwest Airlines Co. (b)	55,000	2,828,650
		2,857,950
Apparel — 0.2%
On Holding AG, Class A (b)	5,667	170,747
VF Corp.	10,600	710,094
		880,841

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Parts & Equipment — 0.5%
Aptiv PLC (b)	16,400	$2,443,108
Entertainment — 1.5%
DraftKings, Inc. Class A (a) (b)	93,298	4,493,232
Vail Resorts, Inc. (b)	7,500	2,505,375
		6,998,607
Lodging — 2.4%
Hilton Worldwide Holdings, Inc. (b)	65,449	8,646,467
MGM Resorts International	49,200	2,122,980
		10,769,447
Retail — 8.6%
Bath & Body Works, Inc.	13,700	863,511
Burlington Stores, Inc. (b)	27,259	7,729,835
Casey's General Stores, Inc.	18,000	3,392,100
Chipotle Mexican Grill, Inc. (b)	2,050	3,725,916
Dollar General Corp.	18,300	3,882,162
Dollar Tree, Inc. (b)	18,000	1,722,960
Domino's Pizza, Inc.	4,300	2,050,928
Five Below, Inc. (b)	4,400	777,964
Freshpet, Inc. (b)	19,590	2,795,297
Lululemon Athletica, Inc. (b)	9,985	4,040,929
O'Reilly Automotive, Inc. (b)	6,200	3,788,572
Olaplex Holdings, Inc. (b)	17,929	439,261
Ross Stores, Inc.	14,800	1,610,980
Warby Parker, Inc. Class A (b)	2,643	140,211
Wingstop, Inc.	16,811	2,755,827
		39,716,453
		63,666,406
Consumer, Non-cyclical — 31.6%
Beverages — 0.3%
The Boston Beer Co., Inc. Class A (a) (b)	2,794	1,424,241
Biotechnology — 3.7%
Alnylam Pharmaceuticals, Inc. (b)	11,300	2,133,553
Argenx SE ADR (b)	5,500	1,661,000
Exact Sciences Corp. (b)	12,800	1,221,760
Exelixis, Inc. (b)	18,000	380,520
Incyte Corp. (b)	23,458	1,613,441
Ionis Pharmaceuticals, Inc. (b)	32,700	1,096,758
Kodiak Sciences, Inc. (a) (b)	2,400	230,352
Seagen, Inc. (b)	48,145	8,175,021
Ultragenyx Pharmaceutical, Inc. (b)	8,600	775,634
		17,288,039
Commercial Services — 9.6%
Bright Horizons Family Solutions, Inc. (b)	8,400	1,171,128
Chegg, Inc. (b)	41,476	2,821,198
CoStar Group, Inc. (b)	41,700	3,588,702
Equifax, Inc.	13,500	3,421,170
FleetCor Technologies, Inc. (b)	15,300	3,997,431

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gartner, Inc. (b)	11,828	$3,594,293
Legalzoom.com Inc. (b)	2,666	70,382
MarketAxess Holdings, Inc.	12,271	5,162,287
Multiplan Corp. (a) (b)	129,800	730,774
Repay Holdings Corp. (b)	106,490	2,452,465
Shift4 Payments, Inc. Class A (b)	43,647	3,383,515
Terminix Global Holdings, Inc. (b)	55,900	2,329,353
Toast, Inc., Class A (b)	1,421	70,979
TransUnion	88,871	9,981,102
Verisk Analytics, Inc.	7,600	1,522,052
		44,296,831
Food — 0.3%
TreeHouse Foods, Inc. (a) (b)	29,700	1,184,436
Health Care – Products — 10.7%
ABIOMED, Inc. (b)	7,339	2,388,991
Alcon, Inc. (a)	28,300	2,277,301
Avantor, Inc. (b)	130,000	5,317,000
Bruker Corp.	81,600	6,372,960
The Cooper Cos., Inc.	11,300	4,670,403
Dentsply Sirona, Inc.	20,100	1,166,805
Hologic, Inc. (b)	120,100	8,864,581
ICU Medical, Inc. (b)	8,100	1,890,378
Omnicell, Inc. (b)	30,930	4,590,940
Quidel Corp. (b)	15,500	2,187,825
Teleflex, Inc.	19,240	7,244,822
West Pharmaceutical Services, Inc.	6,100	2,589,694
		49,561,700
Health Care – Services — 4.3%
Acadia Healthcare Co., Inc. (a) (b)	45,900	2,927,502
agilon health, Inc. (b)	11,056	289,778
Catalent, Inc. (b)	65,800	8,756,006
ICON PLC (b)	21,768	5,703,651
Molina Healthcare, Inc. (b)	4,500	1,220,895
Ortho Clinical Diagnostics Holdings PLC Class H (b)	52,453	969,332
PPD, Inc. (b)	5,300	247,987
		20,115,151
Household Products & Wares — 0.9%
Avery Dennison Corp.	15,000	3,108,150
Reynolds Consumer Products, Inc.	35,600	973,304
		4,081,454
Pharmaceuticals — 1.8%
Alkermes PLC (b)	59,100	1,822,644
Elanco Animal Health, Inc. (b)	72,200	2,302,458
Neurocrine Biosciences, Inc. (b)	12,900	1,237,239
Perrigo Co. PLC	59,500	2,816,135
		8,178,476
		146,130,328

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 0.3%
Energy – Alternate Sources — 0.1%
Shoals Technologies Group, Inc. Class A (b)	16,300	$454,444
Oil & Gas — 0.2%
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $63,420) (b) (c) (d) (f)	21	96,392
Venture Global LNG, Inc., Series C (Acquired 10/16/17-3/08/18, Cost $530,257) (b) (c) (d) (f)	144	660,973
		757,365
		1,211,809
Financial — 4.8%
Banks — 0.3%
Webster Financial Corp.	25,200	1,372,392
Diversified Financial Services — 2.6%
Cboe Global Markets, Inc.	22,400	2,774,464
Hamilton Lane, Inc. Class A	52,060	4,415,729
Raymond James Financial, Inc.	9,900	913,572
SoFi Technologies, Inc. (a) (b)	65,861	1,045,873
Tradeweb Markets, Inc. Class A	38,700	3,126,186
		12,275,824
Insurance — 1.1%
Assurant, Inc.	17,500	2,760,625
Axis Capital Holdings Ltd.	31,900	1,468,676
Kemper Corp.	11,000	734,690
		4,963,991
Private Equity — 0.8%
KKR & Co., Inc.	61,600	3,750,208
		22,362,415
Industrial — 16.0%
Aerospace & Defense — 0.7%
Hexcel Corp. (b)	53,246	3,162,280
Building Materials — 1.4%
Fortune Brands Home & Security, Inc.	52,738	4,715,832
Martin Marietta Materials, Inc.	4,660	1,592,229
		6,308,061
Electrical Components & Equipment — 0.1%
Littelfuse, Inc.	1,100	300,597
Electronics — 4.0%
Agilent Technologies, Inc.	43,000	6,773,790
Amphenol Corp. Class A	24,700	1,808,781
Fortive Corp.	41,600	2,935,712
Keysight Technologies, Inc. (b)	28,700	4,715,123

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
National Instruments Corp.	54,500	$2,138,035
		18,371,441
Environmental Controls — 0.4%
Waste Connections, Inc.	13,900	1,750,427
Machinery – Construction & Mining — 1.2%
BWX Technologies, Inc.	108,263	5,831,045
Machinery – Diversified — 3.0%
Cognex Corp.	10,100	810,222
Colfax Corp. (b)	81,136	3,724,142
IDEX Corp.	15,800	3,269,810
Ingersoll Rand, Inc. (b)	123,800	6,240,758
		14,044,932
Miscellaneous - Manufacturing — 1.6%
Textron, Inc.	105,800	7,385,898
Packaging & Containers — 2.6%
Ardagh Metal Packaging SA (b)	47,137	469,485
Ball Corp.	84,300	7,584,471
Packaging Corp. of America	8,600	1,181,984
Sealed Air Corp.	48,200	2,640,878
		11,876,818
Transportation — 1.0%
J.B. Hunt Transport Services, Inc.	28,300	4,732,326
		73,763,825
Technology — 20.6%
Computers — 2.4%
Crowdstrike Holdings, Inc. Class A (b)	7,800	1,917,084
Fortinet, Inc. (b)	11,400	3,329,256
Leidos Holdings, Inc.	9,600	922,848
Thoughtworks Holding, Inc. (b)	9,956	285,837
Varonis Systems, Inc. (b)	72,249	4,396,351
		10,851,376
Semiconductors — 7.1%
Entegris, Inc.	27,100	3,411,890
KLA Corp.	27,872	9,323,463
Lattice Semiconductor Corp. (b)	9,800	633,570
Marvell Technology, Inc.	95,200	5,741,512
Microchip Technology, Inc.	53,000	8,134,970
Skyworks Solutions, Inc.	34,800	5,734,344
		32,979,749
Software — 11.1%
Atlassian Corp. PLC Class A (b)	5,500	2,152,810
Avalara, Inc. (b)	27,501	4,806,350
Bill.com Holdings, Inc. (b)	5,100	1,361,445
Black Knight, Inc. (b)	33,300	2,397,600
Broadridge Financial Solutions, Inc.	7,000	1,166,480

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CCC Intelligent Solutions Holdings, Inc. (a) (b)	44,056	$463,028
Ceridian HCM Holding, Inc. (b)	37,900	4,268,298
Citrix Systems, Inc.	15,100	1,621,287
Clarivate PLC (b)	156,282	3,422,576
Clear Secure Inc. Class A (b)	5,393	221,383
Digital Turbine, Inc. (a) (b)	52,488	3,608,550
DocuSign, Inc. (b)	16,500	4,247,595
Doximity, Inc. Class A (b)	7,800	629,460
Guidewire Software, Inc. (b)	24,375	2,897,456
Jack Henry & Associates, Inc.	4,200	689,052
nCino, Inc. (b)	8,400	596,652
Playtika Holding Corp. (b)	26,437	730,454
Procore Technologies, Inc. (b)	834	74,510
Procore Technologies, Inc., Lockup Shares (Acquired 7/15/20-12/09/20, Cost $175,884) (b) (c) (d)	3,269	277,450
PTC, Inc. (b)	16,000	1,916,640
Roper Technologies, Inc.	5,900	2,632,167
SentinelOne Inc. Class A (a) (b)	3,076	164,781
Splunk, Inc. (b)	7,465	1,080,260
Veeva Systems, Inc. Class A (b)	13,100	3,775,027
ZoomInfo Technologies, Inc. Class A (b)	76,053	4,653,683
Zynga, Inc. Class A (b)	177,200	1,334,316
		51,189,310
		95,020,435
Utilities — 0.9%
Electric — 0.9%
Ameren Corp.	15,000	1,215,000
Eversource Energy	8,300	678,608
Sempra Energy	19,700	2,492,050
		4,385,658
		4,385,658

TOTAL COMMON STOCK (Cost $308,139,389)		441,061,108

PREFERRED STOCK — 2.0%
Consumer, Cyclical — 1.7%
Auto Manufacturers — 1.7%
Rivian Automotive, Inc., Series D (Acquired 12/23/19, Cost $900,713) (b) (c) (d) (f)	83,834	5,954,729
Rivian Automotive, Inc., Series E (Acquired 7/10/20, Cost $379,954) (b) (c) (d) (f)	24,529	1,742,295
		7,697,024
Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
Redwood Materials, Inc., Series C (Acquired 5/28/21, Cost $200,090) (b) (c) (d) (f)	4,221	200,090
Wework Companies, Inc., Series D-1 (Acquired 12/09/14, Cost $369,606) (b) (c) (d) (f)	22,197	165,212

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wework Companies, Inc., Series D-2 (Acquired 12/09/14, Cost $290,396) (b) (c) (d) (f)	9,401	$69,972
Health Care – Services — 0.0%
Caris Life Sciences, Inc., Series D (Acquired 5/11/21, Cost $271,366) (b) (c) (d) (f)	33,502	271,366
		706,640
Financial — 0.0%
Investment Companies — 0.0%
Maplebear, Inc., Series I (Acquired 2/26/21, Cost $95,750) (b) (c) (d) (f)	766	95,750
Industrial — 0.1%
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $407,982) (b) (c) (d) (f)	9,885	407,982
Technology — 0.1%
Software — 0.1%
Databricks, Inc., Series G (Acquired 2/01/21, Cost $133,381) (b) (c) (d) (f)	752	165,780
Databricks, Inc., Series H (Acquired 8/31/21, Cost $186,503) (b) (c) (d) (f)	846	186,503
		352,283

TOTAL PREFERRED STOCK (Cost $3,101,881)		9,259,679

TOTAL EQUITIES (Cost $311,241,270)		450,320,787

MUTUAL FUNDS — 0.9%
Diversified Financial Services — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	4,397,093	4,397,093

TOTAL MUTUAL FUNDS (Cost $4,397,093)		4,397,093

TOTAL LONG-TERM INVESTMENTS (Cost $315,638,363)		454,717,880

SHORT-TERM INVESTMENTS — 2.3%
Mutual Fund — 0.0%
T. Rowe Price Treasury Reserve Fund	102	102

	Principal Amount
Repurchase Agreement — 2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (h)	$10,525,102	10,525,102

TOTAL SHORT-TERM INVESTMENTS (Cost $10,525,204)		10,525,204

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 100.7% (Cost $326,163,567) (i)		$465,243,084

Other Assets/(Liabilities) — (0.7)%		(3,322,671)

NET ASSETS — 100.0%		$461,920,413

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $20,362,830 or 4.41% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $16,400,201 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Restricted security. Certain securities are restricted as to resale. At September 30, 2021, these securities amounted to a value of $11,749,320 or 2.54% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2021, these securities amounted to a value of $11,749,320 or 2.54% of net assets.
(e)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $1,454,826 or 0.31% of net assets.
(f)	Investment was valued using significant unobservable inputs.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $10,525,102. Collateralized by U.S. Government Agency obligations with rates ranging from 0.500% - 2.375%, maturity dates ranging from 5/15/27 - 5/31/27, and an aggregate market value, including accrued interest, of $10,735,697.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MML Mid Cap Value Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.6%

COMMON STOCK — 96.6%
Basic Materials — 2.2%
Chemicals — 0.9%
Axalta Coating Systems Ltd. (a)	99,404	$2,901,603
Forest Products & Paper — 1.3%
Mondi PLC	184,568	4,511,296
		7,412,899
Communications — 3.4%
Internet — 1.2%
F5 Networks, Inc. (a)	20,603	4,095,464
Media — 1.5%
Fox Corp. Class B	142,839	5,302,184
Telecommunications — 0.7%
Juniper Networks, Inc.	83,706	2,303,589
		11,701,237
Consumer, Cyclical — 13.3%
Airlines — 1.8%
Southwest Airlines Co. (a)	121,355	6,241,287
Auto Manufacturers — 2.3%
Cummins, Inc.	7,397	1,661,070
Honda Motor Co. Ltd. Sponsored ADR (a) (b)	104,117	3,193,269
PACCAR, Inc.	36,911	2,913,016
		7,767,355
Auto Parts & Equipment — 1.9%
BorgWarner, Inc.	106,716	4,611,199
Bridgestone Corp.	35,400	1,678,890
		6,290,089
Food Services — 1.0%
Sodexo SA (a)	39,232	3,435,314
Leisure Time — 0.7%
Polaris, Inc.	20,811	2,490,244
Retail — 5.6%
Advance Auto Parts, Inc.	31,589	6,598,626
Beacon Roofing Supply, Inc. (a)	26,671	1,273,807
Cracker Barrel Old Country Store, Inc.	12,448	1,740,728

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Dollar Tree, Inc. (a)	48,712	$4,662,713
MSC Industrial Direct Co., Inc. Class A	59,761	4,792,235
		19,068,109
		45,292,398
Consumer, Non-cyclical — 22.6%
Commercial Services — 0.5%
Euronet Worldwide, Inc. (a)	12,978	1,651,840
Food — 7.0%
Conagra Brands, Inc.	189,460	6,417,010
General Mills, Inc.	39,223	2,346,320
The J.M. Smucker Co.	21,844	2,621,935
Kellogg Co.	36,204	2,314,160
Koninklijke Ahold Delhaize NV	168,573	5,588,753
Orkla ASA	276,543	2,534,328
Sysco Corp.	27,642	2,169,897
		23,992,403
Health Care – Products — 6.2%
Baxter International, Inc.	2,133	171,557
Envista Holdings Corp. (a)	53,076	2,219,107
Henry Schein, Inc. (a)	72,123	5,492,888
Koninklijke Philips NV (b)	59,243	2,632,759
Zimmer Biomet Holdings, Inc.	71,994	10,537,042
		21,053,353
Health Care – Services — 4.1%
Centene Corp. (a)	38,335	2,388,654
Quest Diagnostics, Inc.	38,596	5,608,385
Universal Health Services, Inc. Class B	42,613	5,896,361
		13,893,400
Household Products & Wares — 1.0%
Kimberly-Clark Corp.	25,239	3,342,653
Pharmaceuticals — 3.8%
Becton Dickinson and Co.	14,124	3,471,962
Cardinal Health, Inc.	100,336	4,962,618
McKesson Corp.	23,079	4,601,491
		13,036,071
		76,969,720
Energy — 4.8%
Oil & Gas — 3.8%
ConocoPhillips	96,150	6,516,086
Devon Energy Corp.	118,065	4,192,488
Pioneer Natural Resources Co.	13,344	2,221,909
		12,930,483

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.0%
Baker Hughes Co.	133,405	$3,299,106
		16,229,589
Financial — 25.3%
Banks — 10.6%
The Bank of New York Mellon Corp.	166,557	8,634,315
Commerce Bancshares, Inc.	9,873	687,951
Eastern Bankshares, Inc.	20,335	412,801
First Hawaiian, Inc.	94,687	2,779,063
M&T Bank Corp.	25,917	3,870,445
Northern Trust Corp.	68,083	7,340,028
Prosperity Bancshares, Inc.	35,757	2,543,395
State Street Corp.	22,050	1,868,076
Truist Financial Corp.	101,454	5,950,277
Westamerica Bancorp.	35,827	2,015,627
		36,101,978
Diversified Financial Services — 1.9%
Ameriprise Financial, Inc.	13,388	3,536,039
T. Rowe Price Group, Inc.	15,900	3,127,530
		6,663,569
Insurance — 6.8%
Aflac, Inc.	103,156	5,377,522
The Allstate Corp.	24,057	3,062,697
Arthur J Gallagher & Co.	8,963	1,332,350
Chubb Ltd.	46,342	8,039,410
Reinsurance Group of America, Inc.	48,074	5,348,713
		23,160,692
Real Estate Investment Trusts (REITS) — 5.6%
Equinix, Inc.	3,341	2,639,824
Essex Property Trust, Inc.	9,749	3,117,145
Healthcare Trust of America, Inc. Class A	132,920	3,942,407
Healthpeak Properties, Inc.	132,992	4,452,572
MGM Growth Properties LLC Class A	83,899	3,213,332
Regency Centers Corp.	7,604	511,977
Weyerhaeuser Co.	30,413	1,081,791
		18,959,048
Savings & Loans — 0.4%
Capitol Federal Financial, Inc.	126,975	1,458,943
		86,344,230
Industrial — 12.4%
Aerospace & Defense — 2.5%
BAE Systems PLC	490,216	3,705,269
General Dynamics Corp.	25,359	4,971,125
		8,676,394

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 0.0%
Johnson Controls International PLC	2,207	$150,253
Electrical Components & Equipment — 1.7%
Emerson Electric Co.	60,057	5,657,369
Electronics — 2.5%
Hubbell, Inc.	14,374	2,596,950
nVent Electric PLC	161,484	5,220,778
TE Connectivity Ltd.	5,989	821,811
		8,639,539
Environmental Controls — 0.8%
Republic Services, Inc.	22,120	2,655,727
Machinery – Construction & Mining — 0.8%
Oshkosh Corp.	27,866	2,852,642
Machinery – Diversified — 0.4%
Crane Co.	6,447	611,240
IMI PLC	30,372	676,761
		1,288,001
Packaging & Containers — 3.0%
Amcor PLC	119,624	1,386,442
Packaging Corp. of America	20,234	2,780,961
Sonoco Products Co.	102,332	6,096,941
		10,264,344
Transportation — 0.7%
Heartland Express, Inc.	138,412	2,217,360
		42,401,629
Technology — 5.3%
Computers — 1.9%
Amdocs Ltd.	27,839	2,107,691
HP, Inc.	157,511	4,309,501
		6,417,192
Software — 3.4%
CDK Global, Inc.	52,548	2,235,917
Cerner Corp.	87,898	6,198,567
Open Text Corp.	67,678	3,298,626
		11,733,110
		18,150,302
Utilities — 7.3%
Electric — 5.9%
Edison International	103,833	5,759,617
Evergy, Inc.	29,467	1,832,847
Eversource Energy	25,748	2,105,156
NorthWestern Corp.	82,797	4,744,268

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pinnacle West Capital Corp.	68,374	$4,947,543
Xcel Energy, Inc.	13,649	853,063
		20,242,494
Gas — 1.4%
Atmos Energy Corp.	28,549	2,518,022
Spire, Inc.	37,459	2,291,741
		4,809,763
		25,052,257

TOTAL COMMON STOCK (Cost $284,130,113)		329,554,261

TOTAL EQUITIES (Cost $284,130,113)		329,554,261

MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
iShares Russell Mid-Cap Value ETF	10,164	1,151,073
State Street Navigator Securities Lending Government Money Market Portfolio (c)	12,600	12,600
		1,163,673

TOTAL MUTUAL FUNDS (Cost $1,201,975)		1,163,673

TOTAL LONG-TERM INVESTMENTS (Cost $285,332,088)		330,717,934

	Principal Amount
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (d)	$9,549,955	9,549,955

TOTAL SHORT-TERM INVESTMENTS (Cost $9,549,955)		9,549,955

TOTAL INVESTMENTS — 99.7% (Cost $294,882,043) (e)		340,267,889

Other Assets/(Liabilities) — 0.3%		1,010,412

NET ASSETS — 100.0%		$341,278,301

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $4,145,114 or 1.21% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $4,228,741 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $9,549,955. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $9,741,035.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	12/30/21	JPY	18,380,475	USD	$165,827	$(523)
Bank of America N.A.	12/30/21	USD	4,511,923	JPY	494,435,074	65,224
Credit Suisse International	12/31/21	USD	10,320,626	EUR	8,779,103	131,094
JP Morgan Chase Bank	12/31/21	GBP	191,428	USD	262,382	(4,390)
JP Morgan Chase Bank	12/31/21	USD	7,950,465	GBP	5,823,220	102,388
UBS AG	12/30/21	USD	2,115,589	NOK	18,273,685	26,738
						$320,531

Currency Legend

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

MML Moderate Allocation Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 59.7%
Invesco Oppenheimer V.I. International Growth Fund, Series I	94,194	$294,827
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	5,000	601,219
Invesco V.I. Global Fund, Series I	6,005	350,424
MML Blue Chip Growth Fund, Initial Class (a)	5,232,313	109,669,280
MML Equity Income Fund, Initial Class (a)	6,329,922	73,110,602
MML Equity Index Fund, Class III (a)	73,137	2,316,234
MML Focused Equity Fund, Class II (a)	17,522,311	130,716,441
MML Foreign Fund, Initial Class (a)	4,636,678	49,102,419
MML Fundamental Equity Fund, Class II (a)	7,657,492	87,448,555
MML Fundamental Value Fund, Class II (a)	5,202,444	70,701,214
MML Global Fund, Class I (a)	10,761,237	150,764,936
MML Income & Growth Fund, Initial Class (a)	5,946,264	68,798,269
MML International Equity Fund, Class II (a)	6,138,188	65,617,229
MML Large Cap Growth Fund, Initial Class (a)	3,942,486	55,707,334
MML Mid Cap Growth Fund, Initial Class (a)	3,781,230	60,424,060
MML Mid Cap Value Fund, Initial Class (a)	4,007,310	47,045,816
MML Small Cap Growth Equity Fund, Initial Class (a)	749,276	11,059,913
MML Small Company Value Fund, Class II (a)	1,560,240	25,946,786
MML Small/Mid Cap Value Fund, Initial Class (a)	1,088,313	14,866,358
MML Strategic Emerging Markets Fund, Class II (a)	2,216,561	24,426,499
		1,048,968,415
Fixed Income Funds — 40.4%
Invesco V.I. Global Strategic Income Fund, Series I	4,231,532	19,845,887
MML Dynamic Bond Fund, Class II (a)	14,161,522	142,606,530
MML High Yield Fund, Class II (a)	1,305,688	12,965,481
MML Inflation-Protected and Income Fund, Initial Class (a)	4,024,060	43,781,771
MML Managed Bond Fund, Initial Class (a)	19,743,804	257,035,144
MML Short-Duration Bond Fund, Class II (a)	6,552,366	63,885,570
MML Total Return Bond Fund, Class II (a)	16,313,414	170,801,441
		710,921,824

TOTAL MUTUAL FUNDS (Cost $1,635,143,400)		1,759,890,239

TOTAL LONG-TERM INVESTMENTS (Cost $1,635,143,400)		1,759,890,239

TOTAL INVESTMENTS — 100.1% (Cost $1,635,143,400) (b)		1,759,890,239

Other Assets/(Liabilities) — (0.1)%		(1,414,809)

NET ASSETS — 100.0%		$1,758,475,430

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Small Cap Growth Equity Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.5%

COMMON STOCK — 95.5%
Basic Materials — 1.0%
Chemicals — 1.0%
Cabot Corp.	12,950	$649,054
Methanex Corp.	28,278	1,301,919
		1,950,973
Communications — 7.2%
Internet — 4.8%
Criteo SA Sponsored ADR (a)	27,687	1,014,728
Mimecast Ltd. (a)	21,437	1,363,393
Perficient, Inc. (a)	23,891	2,764,189
RealReal, Inc. (a)	43,954	579,314
Revolve Group, Inc. (a)	14,980	925,315
Shutterstock, Inc.	24,004	2,720,133
The Honest Company, Inc., Lockup Shares (Acquired 8/03/15, Cost $184,255) (a) (b) (c)	8,513	87,599
		9,454,671
Media — 0.4%
The New York Times Co. Class A	14,996	738,853
Telecommunications — 2.0%
Calix, Inc. (a)	43,875	2,168,741
Ciena Corp. (a)	15,169	778,928
Viavi Solutions, Inc. (a)	63,253	995,602
		3,943,271
		14,136,795
Consumer, Cyclical — 12.1%
Apparel — 2.4%
Carter's, Inc.	9,856	958,397
Crocs, Inc. (a)	9,278	1,331,207
Deckers Outdoor Corp. (a)	1,294	466,099
On Holding AG, Class A (a)	639	19,253
Steven Madden Ltd.	25,693	1,031,831
Wolverine World Wide, Inc.	31,072	927,189
		4,733,976
Entertainment — 0.5%
Cinemark Holdings, Inc. (a) (d)	48,404	929,841

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Food Services — 0.5%
Sovos Brands, Inc. (a) (d)	60,915	$849,764
Home Builders — 2.0%
Cavco Industries, Inc. (a)	4,263	1,009,223
Skyline Champion Corp. (a)	48,600	2,918,916
		3,928,139
Leisure Time — 1.2%
Acushnet Holdings Corp.	18,177	848,866
Planet Fitness, Inc. Class A (a)	12,996	1,020,836
YETI Holdings, Inc. (a)	6,079	520,909
		2,390,611
Lodging — 0.3%
Boyd Gaming Corp. (a)	9,750	616,785
Retail — 5.2%
BJ's Restaurants, Inc. (a)	17,206	718,523
Denny's Corp. (a)	48,743	796,461
FirstCash, Inc.	16,129	1,411,287
Five Below, Inc. (a)	8,800	1,555,928
Floor & Decor Holdings, Inc. Class A (a)	9,523	1,150,283
La-Z-Boy, Inc.	15,284	492,603
Nu Skin Enterprises, Inc. Class A	22,365	905,112
Ollie's Bargain Outlet Holdings, Inc. (a) (d)	21,897	1,319,951
Rush Enterprises, Inc. Class A	20,215	912,909
Wingstop, Inc.	6,178	1,012,760
		10,275,817
		23,724,933
Consumer, Non-cyclical — 22.8%
Biotechnology — 7.4%
Akero Therapeutics, Inc. (a)	13,017	290,930
Allakos, Inc. (a)	4,142	438,513
ALX Oncology Holdings, Inc. (a)	10,401	768,218
Amicus Therapeutics, Inc. (a)	82,701	789,795
Apellis Pharmaceuticals, Inc. (a)	8,578	282,731
Arena Pharmaceuticals, Inc. (a)	14,447	860,319
Ascendis Pharma A/S ADR (a)	4,160	663,062
BioAtla, Inc. (a)	14,011	412,484
Blueprint Medicines Corp. (a)	6,877	707,024
Celldex Therapeutics, Inc. (a)	5,566	300,508
Fate Therapeutics, Inc. (a)	6,916	409,911
ImmunoGen, Inc. (a)	48,719	276,237
Karuna Therapeutics, Inc. (a)	2,690	329,068
Kodiak Sciences, Inc. (a) (d)	9,066	870,155
Kymera Therapeutics, Inc. (a)	8,236	483,783
Mersana Therapeutics, Inc. (a)	47,015	443,351
Myriad Genetics, Inc. (a)	16,888	545,313
NeoGenomics, Inc. (a)	21,437	1,034,121
RAPT Therapeutics, Inc. (a)	10,755	333,943
Revolution Medicines, Inc. (a)	19,404	533,804
Rocket Pharmaceuticals, Inc. (a)	23,935	715,417
Sage Therapeutics, Inc. (a)	6,184	274,013

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Scholar Rock Holding Corp. (a) (d)	6,747	$222,786
Turning Point Therapeutics, Inc. (a)	10,295	683,897
Veracyte, Inc. (a)	24,517	1,138,815
Y-mAbs Therapeutics, Inc. (a)	23,410	668,121
		14,476,319
Commercial Services — 5.0%
2U, Inc. (a)	25,941	870,839
Chegg, Inc. (a)	17,904	1,217,830
Cross Country Healthcare, Inc. (a)	53,519	1,136,744
Green Dot Corp. Class A (a)	19,323	972,527
HealthEquity, Inc. (a)	11,910	771,292
LiveRamp Holdings, Inc. (a)	19,669	928,967
Mister Car Wash, Inc. (a)	47,141	860,323
Multiplan Corp. (a) (d)	115,504	650,287
Payoneer Global, Inc. (a)	90,800	776,340
Repay Holdings Corp. (a)	39,195	902,661
TriNet Group, Inc. (a)	9,015	852,639
		9,940,449
Food — 1.0%
BellRing Brands, Inc. Class A (a)	16,176	497,412
Performance Food Group Co. (a)	20,099	933,799
Sanderson Farms, Inc.	3,104	584,173
		2,015,384
Health Care – Products — 4.8%
Glaukos Corp. (a)	10,090	486,035
Globus Medical, Inc. Class A (a)	24,243	1,857,499
Haemonetics Corp. (a)	15,124	1,067,603
Hill-Rom Holdings, Inc.	5,140	771,000
Inspire Medical Systems, Inc. (a)	5,416	1,261,278
Integra LifeSciences Holdings Corp. (a)	17,213	1,178,746
NanoString Technologies, Inc. (a)	20,847	1,000,865
Omnicell, Inc. (a)	12,391	1,839,196
		9,462,222
Health Care – Services — 3.0%
Acadia Healthcare Co., Inc. (a)	15,349	978,959
Accolade, Inc. (a) (d)	22,971	968,687
Amedisys, Inc. (a)	2,671	398,246
LHC Group, Inc. (a)	12,594	1,976,125
Medpace Holdings, Inc. (a)	6,826	1,292,025
Oak Street Health, Inc. (a) (d)	6,201	263,729
R1 RCM, Inc. (a)	4,900	107,849
		5,985,620
Pharmaceuticals — 1.6%
Aclaris Therapeutics, Inc. (a)	22,195	399,510
Intellia Therapeutics, Inc. (a)	4,285	574,833
KalVista Pharmaceuticals, Inc. (a)	15,805	275,797
Madrigal Pharmaceuticals, Inc. (a)	3,302	263,467
Myovant Sciences Ltd. (a)	18,146	407,196
Owens & Minor, Inc.	27,071	847,052

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Reata Pharmaceuticals, Inc. Class A (a) (d)	2,968	$298,610
		3,066,465
		44,946,459
Energy — 3.6%
Energy – Alternate Sources — 1.7%
Atlantica Sustainable Infrastructure PLC (d)	30,405	1,049,277
First Solar, Inc. (a)	12,392	1,182,940
Maxeon Solar Technologies Ltd. (a) (d)	56,181	990,471
		3,222,688
Oil & Gas — 1.9%
Chesapeake Energy Corp.	26,660	1,641,989
Delek US Holdings, Inc.	23,799	427,668
Viper Energy Partners LP (e)	45,197	987,555
Whiting Petroleum Corp. (a)	12,595	735,674
		3,792,886
		7,015,574
Financial — 16.5%
Banks — 6.1%
Ameris Bancorp	48,961	2,540,097
Atlantic Union Bankshares Corp.	34,746	1,280,390
BancorpSouth Bank	35,010	1,042,598
First Interstate BancSystem, Inc. Class A	22,572	908,749
Great Western Bancorp, Inc.	32,521	1,064,738
National Bank Holdings Corp. Class A	34,605	1,400,810
Seacoast Banking Corp. of Florida	37,187	1,257,292
Simmons First National Corp. Class A	38,398	1,135,045
Western Alliance Bancorp	11,520	1,253,606
		11,883,325
Diversified Financial Services — 2.2%
Air Lease Corp.	25,922	1,019,771
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (d)	32,433	1,734,517
PRA Group, Inc. (a)	28,514	1,201,580
StepStone Group, Inc. Class A	8,800	375,232
		4,331,100
Insurance — 2.5%
Assured Guaranty Ltd.	24,369	1,140,713
Kemper Corp.	10,396	694,349
MGIC Investment Corp.	82,387	1,232,509
Selective Insurance Group, Inc.	15,575	1,176,380
SiriusPoint Ltd. (a)	81,153	751,477
		4,995,428
Real Estate — 0.5%
McGrath RentCorp	14,593	1,049,966

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 4.8%
Essential Properties Realty Trust, Inc.	73,497	$2,052,036
Hudson Pacific Properties, Inc.	26,900	706,663
JBG SMITH Properties	8,602	254,705
Life Storage, Inc.	7,021	805,590
Phillips Edison & Co., Inc.	27,200	835,312
PotlatchDeltic Corp.	19,727	1,017,519
PS Business Parks, Inc.	7,642	1,197,807
Ryman Hospitality Properties, Inc. (a)	10,215	854,995
Xenia Hotels & Resorts, Inc. (a)	93,898	1,665,751
		9,390,378
Savings & Loans — 0.4%
Sterling Bancorp	28,903	721,419
		32,371,616
Industrial — 16.4%
Aerospace & Defense — 1.1%
Mercury Systems, Inc. (a)	22,733	1,077,999
Spirit AeroSystems Holdings, Inc. Class A	24,334	1,075,319
		2,153,318
Building Materials — 3.0%
Builders FirstSource, Inc. (a)	24,403	1,262,611
Gibraltar Industries, Inc. (a)	12,907	898,973
Louisiana-Pacific Corp.	16,379	1,005,179
Patrick Industries, Inc.	13,308	1,108,556
Zurn Water Solutions Corp.	24,065	1,547,139
		5,822,458
Electrical Components & Equipment — 0.9%
EnerSys	12,461	927,597
Novanta, Inc. (a)	5,086	785,787
		1,713,384
Electronics — 0.6%
II-VI, Inc. (a) (d)	21,429	1,272,026
Engineering & Construction — 0.8%
Fluor Corp. (a) (d)	96,809	1,546,040
Environmental Controls — 0.6%
Clean Harbors, Inc. (a)	12,332	1,280,925
Hand & Machine Tools — 0.6%
Kennametal, Inc.	32,379	1,108,333
Machinery – Diversified — 5.6%
Albany International Corp. Class A	12,438	956,109
Altra Industrial Motion Corp.	27,220	1,506,627
Applied Industrial Technologies, Inc.	18,651	1,681,015
Chart Industries, Inc. (a)	5,307	1,014,221
Colfax Corp. (a)	29,422	1,350,470
Curtiss-Wright Corp.	8,104	1,022,563
Hydrofarm Holdings Group, Inc. (a)	11,200	423,920

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kornit Digital Ltd. (a)	3,926	$568,249
The Middleby Corp. (a)	7,599	1,295,705
SPX FLOW, Inc.	15,732	1,150,009
		10,968,888
Metal Fabricate & Hardware — 0.6%
Helios Technologies, Inc.	14,546	1,194,372
Miscellaneous - Manufacturing — 0.8%
Enerpac Tool Group Corp.	40,109	831,459
John Bean Technologies Corp.	5,987	841,473
		1,672,932
Packaging & Containers — 0.6%
Graphic Packaging Holding Co.	62,435	1,188,762
Transportation — 0.7%
Kirby Corp. (a)	15,227	730,287
Saia, Inc. (a)	2,585	615,308
		1,345,595
Trucking & Leasing — 0.5%
GATX Corp.	11,614	1,040,150
		32,307,183
Technology — 15.4%
Computers — 3.1%
MarkForged, Inc. (Acquired 2/24/21, Cost $748,000) (a) (b) (c)	74,800	490,688
PAR Technology Corp. (a) (d)	14,636	900,260
Rapid7, Inc. (a)	21,946	2,480,337
Telos Corp. (a) (d)	17,256	490,415
Varonis Systems, Inc. (a)	27,176	1,653,660
		6,015,360
Semiconductors — 4.4%
FormFactor, Inc. (a)	27,663	1,032,660
MKS Instruments, Inc.	10,283	1,551,807
Power Integrations, Inc.	11,446	1,133,040
Synaptics, Inc. (a)	10,857	1,951,329
Tower Semiconductor Ltd. (a)	100,375	3,001,212
		8,670,048
Software — 7.9%
Bandwidth, Inc. Class A (a)	16,557	1,494,766
Cardlytics, Inc. (a) (d)	18,015	1,512,179
Cloudera, Inc. (a)	54,845	875,875
Digital Turbine, Inc. (a) (d)	22,821	1,568,944
Health Catalyst, Inc. (a)	16,933	846,819
j2 Global, Inc. (a)	9,460	1,292,425
Jamf Holding Corp. (a)	36,704	1,413,838
Kaltura, Inc. (a)	72,800	749,112
Latch, Inc., Lockup Shares (Acquired 6/04/21, Cost $628,400) (a) (b) (c)	62,840	708,207
Manhattan Associates, Inc. (a)	4,988	763,314
Momentive Global, Inc. (a)	52,401	1,027,059

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
New Relic, Inc. (a)	12,704	$911,766
Porch Group, Inc. (a)	10,900	192,712
Porch Group, Inc. (Acquired 12/23/20, Cost $337,700) (a) (b) (c)	33,770	597,054
Sprout Social, Inc. Class A (a)	4,014	489,507
Verra Mobility Corp. (a)	74,512	1,122,896
		15,566,473
		30,251,881
Utilities — 0.5%
Electric — 0.5%
Portland General Electric Co.	23,260	1,092,987

TOTAL COMMON STOCK (Cost $159,865,438)		187,798,401

TOTAL EQUITIES (Cost $159,865,438)		187,798,401

MUTUAL FUNDS — 3.3%
Diversified Financial Services — 3.3%
iShares Russell 2000 Growth ETF (d)	9,688	2,844,300
State Street Navigator Securities Lending Government Money Market Portfolio (f)	3,640,774	3,640,774

TOTAL MUTUAL FUNDS (Cost $6,530,155)		6,485,074

TOTAL LONG-TERM INVESTMENTS (Cost $166,395,593)		194,283,475

	Principal Amount
SHORT-TERM INVESTMENTS — 2.3%
Repurchase Agreement — 2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (g)	$4,541,098	4,541,098

TOTAL SHORT-TERM INVESTMENTS (Cost $4,541,098)		4,541,098

TOTAL INVESTMENTS — 101.1% (Cost $170,936,691) (h)		198,824,573

Other Assets/(Liabilities) — (1.1)%		(2,104,962)

NET ASSETS — 100.0%		$196,719,611

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2021, these securities amounted to a value of $1,883,548 or 0.96% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At September 30, 2021, these securities amounted to a value of $1,883,548 or 0.96% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $13,204,329 or 6.71% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $9,845,717 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Security is a Master Limited Partnership.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $4,541,098. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $4,631,944.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MML Small Company Value Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Basic Materials — 4.7%
Chemicals — 2.1%
Element Solutions, Inc.	20,100	$435,768
Minerals Technologies, Inc.	6,907	482,385
Orion Engineered Carbons SA (a)	30,221	550,929
Quaker Chemical Corp. (b)	2,244	533,443
		2,002,525
Forest Products & Paper — 0.6%
Clearwater Paper Corp. (a)	16,028	614,353
Iron & Steel — 1.0%
Carpenter Technology Corp.	14,008	458,622
Reliance Steel & Aluminum Co.	3,225	459,305
		917,927
Mining — 1.0%
Constellium SE (a)	49,134	922,737
		4,457,542
Communications — 3.9%
Advertising — 1.0%
Advantage Solutions, Inc. (a) (b)	36,816	318,458
Boston Omaha Corp. Class A (a) (b)	16,486	639,327
		957,785
Internet — 0.5%
Figs, Inc. Class A (a) (b)	12,396	460,387
Media — 1.5%
Cable One, Inc.	431	781,459
Scholastic Corp.	11,125	396,606
Thryv Holdings, Inc. (a)	8,264	248,251
		1,426,316
Telecommunications — 0.9%
Harmonic, Inc. (a)	97,065	849,319
		3,693,807
Consumer, Cyclical — 10.2%
Airlines — 0.2%
Allegiant Travel Co. (a)	1,139	222,652

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Apparel — 1.0%
Hanesbrands, Inc.	8,714	$149,532
On Holding AG, Class A (a)	1,506	45,376
Steven Madden Ltd.	17,378	697,900
		892,808
Auto Manufacturers — 0.3%
Blue Bird Corp. (a)	14,281	297,902
Auto Parts & Equipment — 1.0%
Dorman Products, Inc. (a)	5,317	503,360
Visteon Corp. (a)	4,266	402,668
		906,028
Distribution & Wholesale — 1.1%
Pool Corp.	1,225	532,152
Univar Solutions, Inc. (a)	19,169	456,606
		988,758
Entertainment — 0.6%
Marriott Vacations Worldwide Corp.	3,831	602,731
Home Builders — 1.9%
Cavco Industries, Inc. (a)	3,322	786,450
LCI Industries	3,925	528,423
Meritage Home Corp. (a)	5,030	487,910
		1,802,783
Retail — 3.8%
Beacon Roofing Supply, Inc. (a)	15,613	745,677
BJ's Restaurants, Inc. (a)	10,379	433,427
Dutch Bros, Inc., Class A (a)	2,681	116,141
Hibbett, Inc.	5,251	371,456
Lumber Liquidators Holdings, Inc. (a)	21,782	406,888
Papa John's International, Inc.	5,280	670,507
Petco Health & Wellness Co., Inc. (a)	15,614	329,455
Red Robin Gourmet Burgers, Inc. (a)	11,740	270,724
Rush Enterprises, Inc. Class A	5,930	267,799
		3,612,074
Textiles — 0.3%
UniFirst Corp.	1,182	251,317
		9,577,053
Consumer, Non-cyclical — 16.3%
Beverages — 0.6%
Coca-Cola Consolidated, Inc.	1,489	586,934
Biotechnology — 4.2%
Acceleron Pharma, Inc. (a)	2,946	507,006
Blueprint Medicines Corp. (a)	3,002	308,636
C4 Therapeutics, Inc. (a)	6,851	306,103
Fate Therapeutics, Inc. (a)	4,000	237,080
Insmed, Inc. (a)	10,566	290,988

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Karuna Therapeutics, Inc. (a)	1,495	$182,883
Kodiak Sciences, Inc. (a) (b)	2,107	202,230
Kymera Therapeutics, Inc. (a)	3,370	197,954
Pacific Biosciences of California, Inc. (a)	11,100	283,605
Prothena Corp. PLC (a)	3,500	249,305
Replimune Group, Inc. (a)	8,161	241,892
Turning Point Therapeutics, Inc. (a)	4,600	305,578
Ultragenyx Pharmaceutical, Inc. (a)	3,652	329,374
Xencor, Inc. (a)	7,890	257,687
		3,900,321
Commercial Services — 4.2%
ABM Industries, Inc.	5,400	243,054
FTI Consulting, Inc. (a)	1,808	243,538
Green Dot Corp. Class A (a)	9,856	496,052
Korn Ferry	10,988	795,092
Monro, Inc.	7,969	458,297
Multiplan Corp. (a) (b)	25,700	144,691
Payoneer Global, Inc. (a)	26,600	227,430
PROG Holdings, Inc.	13,153	552,558
Strategic Education, Inc.	11,120	783,960
		3,944,672
Food — 2.2%
Grocery Outlet Holding Corp. (a)	10,415	224,651
Nomad Foods Ltd. (a)	33,301	917,776
Post Holdings, Inc. (a)	4,987	549,368
The Simply Good Foods Co. (a)	11,929	411,431
		2,103,226
Health Care – Products — 1.1%
Atrion Corp.	1,089	759,577
Quidel Corp. (a)	1,619	228,522
		988,099
Health Care – Services — 2.9%
Agiliti, Inc. (a)	19,182	365,225
The Ensign Group, Inc.	6,259	468,736
Molina Healthcare, Inc. (a)	668	181,235
Ortho Clinical Diagnostics Holdings PLC Class H (a)	19,460	359,621
The Pennant Group, Inc. (a)	9,629	270,479
Select Medical Holdings Corp.	29,646	1,072,296
		2,717,592
Pharmaceuticals — 1.1%
Arvinas, Inc. (a)	3,489	286,726
Option Care Health, Inc. (a)	31,566	765,791
		1,052,517
		15,293,361
Energy — 5.9%
Energy – Alternate Sources — 0.7%
REX American Resources Corp. (a)	5,020	400,947

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Shoals Technologies Group, Inc. Class A (a)	10,553	$294,218
		695,165
Oil & Gas — 3.6%
Devon Energy Corp.	34,316	1,218,561
Magnolia Oil & Gas Corp. Class A	49,730	884,697
Matador Resources Co.	32,774	1,246,723
		3,349,981
Oil & Gas Services — 1.6%
ChampionX Corp. (a)	42,979	961,011
Liberty Oilfield Services, Inc. Class A (a) (b)	48,234	585,078
		1,546,089
		5,591,235
Financial — 34.5%
Banks — 16.2%
Atlantic Capital Bancshares, Inc. (a)	4,173	110,543
BankUnited, Inc.	25,342	1,059,802
Columbia Banking System, Inc.	17,456	663,153
CrossFirst Bankshares, Inc. (a)	24,813	322,569
Eastern Bankshares, Inc.	20,317	412,435
FB Financial Corp.	17,470	749,114
Glacier Bancorp, Inc.	12,694	702,613
HarborOne Bancorp, Inc.	39,590	555,844
Heritage Financial Corp.	9,815	250,283
Home BancShares, Inc.	47,423	1,115,863
Independent Bank Corp.	4,948	376,790
Live Oak Bancshares, Inc.	16,868	1,073,311
National Bank Holdings Corp. Class A	16,315	660,431
Origin Bancorp, Inc.	13,720	581,042
PCSB Financial Corp.	10,812	199,373
Pinnacle Financial Partners, Inc.	14,735	1,386,269
Popular, Inc.	9,708	754,020
Southern First Bancshares, Inc. (a)	9,887	528,955
Towne Bank	24,686	767,981
Walker & Dunlop, Inc.	4,406	500,081
Webster Financial Corp.	12,833	698,885
Western Alliance Bancorp	16,291	1,772,787
		15,242,144
Diversified Financial Services — 3.5%
Air Lease Corp.	5,423	213,341
Houlihan Lokey, Inc.	8,983	827,334
I3 Verticals, Inc. Class A (a)	12,067	292,142
PennyMac Financial Services, Inc.	8,232	503,222
PRA Group, Inc. (a)	5,268	221,994
StepStone Group, Inc. Class A	6,665	284,196
Virtus Investment Partners, Inc.	3,036	942,131
		3,284,360
Insurance — 3.3%
BRP Group, Inc. Class A (a)	24,488	815,206

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
James River Group Holdings Ltd.	12,877	$485,849
Palomar Holdings, Inc. (a)	4,533	366,402
ProAssurance Corp.	18,023	428,587
Radian Group, Inc.	31,229	709,523
Ryan Specialty Group Holdings, Inc. Class A (a)	10,091	341,782
		3,147,349
Real Estate — 1.5%
McGrath RentCorp	7,415	533,509
The St. Joe Co.	20,680	870,628
		1,404,137
Real Estate Investment Trusts (REITS) — 8.4%
American Campus Communities, Inc.	9,222	446,806
Apartment Investment and Management Co. Class A	33,641	230,441
EastGroup Properties, Inc.	4,759	792,992
Essential Properties Realty Trust, Inc.	14,186	396,073
Healthcare Realty Trust, Inc.	18,732	557,839
JBG SMITH Properties	23,363	691,778
NexPoint Residential Trust, Inc.	1,100	68,068
PotlatchDeltic Corp.	13,700	706,646
PS Business Parks, Inc.	3,705	580,722
Safehold, Inc.	6,901	496,113
Saul Centers, Inc.	14,727	648,872
Sunstone Hotel Investors, Inc. (a)	71,186	849,961
Terreno Realty Corp.	14,963	946,110
Washington Real Estate Investment Trust	20,700	512,325
		7,924,746
Savings & Loans — 1.6%
Meridian Bancorp, Inc.	16,581	344,222
WSFS Financial Corp.	22,200	1,139,082
		1,483,304
		32,486,040
Industrial — 14.0%
Aerospace & Defense — 0.9%
Triumph Group, Inc. (a)	44,752	833,730
Building Materials — 2.0%
JELD-WEN Holding, Inc. (a)	13,815	345,790
SPX Corp. (a)	8,869	474,048
UFP Industries, Inc.	16,034	1,089,991
		1,909,829
Electrical Components & Equipment — 2.9%
Belden, Inc.	22,302	1,299,314
Littelfuse, Inc.	5,002	1,366,897
		2,666,211
Electronics — 0.5%
Brady Corp. Class A	9,682	490,877

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 0.7%
Stericycle, Inc. (a)	9,979	$678,273
Hand & Machine Tools — 0.8%
MSA Safety, Inc.	3,036	442,345
Regal Beloit Corp.	2,000	300,680
		743,025
Machinery – Diversified — 1.9%
Alamo Group, Inc.	1,871	261,061
Cactus, Inc. Class A	20,691	780,464
Chart Industries, Inc. (a)	1,598	305,394
CIRCOR International, Inc. (a)	12,622	416,652
		1,763,571
Metal Fabricate & Hardware — 1.4%
Helios Technologies, Inc.	10,568	867,738
The Timken Co.	5,479	358,436
Xometry, Inc. Class A (a) (b)	883	50,923
		1,277,097
Miscellaneous - Manufacturing — 1.4%
Enerpac Tool Group Corp.	18,924	392,294
ESCO Technologies, Inc.	7,259	558,943
Myers Industries, Inc.	19,803	387,545
		1,338,782
Transportation — 1.5%
International Seaways, Inc. (b)	15,170	276,397
Landstar System, Inc.	4,086	644,853
Matson, Inc.	4,717	380,709
Ryder System, Inc.	1,504	124,396
		1,426,355
		13,127,750
Technology — 4.7%
Computers — 0.7%
Integral Ad Science Holding Corp. (a)	9,602	198,089
PAR Technology Corp. (a) (b)	3,448	212,087
Parsons Corp. (a)	8,658	292,294
		702,470
Semiconductors — 1.8%
Entegris, Inc.	4,691	590,597
MaxLinear, Inc. (a)	10,441	514,219
Onto Innovation, Inc. (a)	4,003	289,217
Semtech Corp. (a)	4,007	312,426
		1,706,459
Software — 2.2%
Ceridian HCM Holding, Inc. (a)	6,391	719,754
Clearwater Analytics Holdings, Inc. Class A (a)	4,043	103,541

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
nCino, Inc. (a)	3,961	$281,350
Paycor HCM, Inc. (a)	2,869	100,874
Phreesia, Inc. (a)	7,247	447,140
Workiva, Inc. (a)	2,660	374,954
		2,027,613
		4,436,542
Utilities — 4.7%
Electric — 2.2%
Ameresco, Inc. Class A (a)	3,281	191,709
IDACORP, Inc.	6,392	660,805
MGE Energy, Inc.	9,226	678,111
NorthWestern Corp.	9,627	551,627
		2,082,252
Gas — 1.8%
Chesapeake Utilities Corp.	9,134	1,096,537
ONE Gas, Inc.	9,371	593,840
		1,690,377
Water — 0.7%
California Water Service Group	10,758	633,969
		4,406,598

TOTAL COMMON STOCK (Cost $63,626,889)		93,069,928

TOTAL EQUITIES (Cost $63,626,889)		93,069,928

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
Advantage Solutions, Inc., Expires 10/28/25 (a)	3,471	6,317

TOTAL WARRANTS (Cost $4,568)		6,317

MUTUAL FUNDS — 0.6%
Diversified Financial Services — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	558,004	558,004

TOTAL MUTUAL FUNDS (Cost $558,004)		558,004

TOTAL LONG-TERM INVESTMENTS (Cost $64,189,461)		93,634,249

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 1.2%

Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	100	$100

	Principal Amount
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (d)	$1,190,802	1,190,802

TOTAL SHORT-TERM INVESTMENTS (Cost $1,190,902)		1,190,902

TOTAL INVESTMENTS — 100.7% (Cost $65,380,363) (e)		94,825,151

Other Assets/(Liabilities) — (0.7)%		(694,992)

NET ASSETS — 100.0%		$94,130,159

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $2,790,801 or 2.96% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,296,802 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,190,802. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $1,214,668.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Small/Mid Cap Value Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Basic Materials — 5.0%
Chemicals — 2.0%
GCP Applied Technologies, Inc. (a)	54,919	$1,203,825
Innospec, Inc.	12,993	1,094,270
Orion Engineered Carbons SA (a)	64,940	1,183,856
		3,481,951
Iron & Steel — 3.0%
Carpenter Technology Corp.	54,805	1,794,316
Commercial Metals Co.	37,390	1,138,899
Reliance Steel & Aluminum Co.	15,735	2,240,979
		5,174,194
		8,656,145
Communications — 1.6%
Internet — 1.0%
Criteo SA Sponsored ADR (a)	46,141	1,691,068
Media — 0.6%
Houghton Mifflin Harcourt Co. (a)	81,295	1,091,792
		2,782,860
Consumer, Cyclical — 19.8%
Airlines — 1.3%
SkyWest, Inc. (a)	44,737	2,207,324
Apparel — 3.9%
Carter's, Inc.	17,800	1,730,872
Kontoor Brands, Inc.	28,990	1,448,051
Ralph Lauren Corp.	18,270	2,028,701
Tapestry, Inc.	43,270	1,601,855
		6,809,479
Auto Parts & Equipment — 3.1%
Dana, Inc.	55,916	1,243,572
The Goodyear Tire & Rubber Co. (a)	160,090	2,833,593
Lear Corp.	8,200	1,283,136
		5,360,301
Entertainment — 1.3%
Scientific Games Corp. Class A (a)	27,250	2,263,657

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Home Builders — 3.1%
KB Home	48,290	$1,879,447
PulteGroup, Inc.	52,460	2,408,963
Taylor Morrison Home Corp. (a)	41,534	1,070,746
		5,359,156
Home Furnishing — 1.1%
Herman Miller, Inc.	50,180	1,889,779
Leisure Time — 0.8%
Brunswick Corp.	14,561	1,387,226
Lodging — 0.8%
Hilton Grand Vacations, Inc. (a)	27,970	1,330,533
Retail — 4.4%
Dine Brands Global, Inc. (a)	24,721	2,007,592
Papa John's International, Inc.	18,051	2,292,297
Sally Beauty Holdings, Inc. (a)	91,380	1,539,753
Williams-Sonoma, Inc.	10,131	1,796,530
		7,636,172
		34,243,627
Consumer, Non-cyclical — 12.1%
Commercial Services — 5.4%
ADT, Inc.	187,200	1,514,448
Herc Holdings, Inc. (a)	17,960	2,935,742
Korn Ferry	31,010	2,243,884
Robert Half International, Inc.	26,598	2,668,577
		9,362,651
Food — 2.9%
The Hain Celestial Group, Inc. (a) (b)	61,145	2,615,783
Nomad Foods Ltd. (a)	86,057	2,371,731
		4,987,514
Health Care – Products — 1.2%
Integra LifeSciences Holdings Corp. (a)	29,390	2,012,627
Health Care – Services — 2.6%
Acadia Healthcare Co., Inc. (a)	30,650	1,954,857
MEDNAX, Inc. (a)	90,510	2,573,199
		4,528,056
		20,890,848
Energy — 3.6%
Oil & Gas — 2.6%
Cimarex Energy Co.	31,224	2,722,733
HollyFrontier Corp.	55,605	1,842,193
		4,564,926

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.0%
Dril-Quip, Inc. (a)	33,330	$839,250
MRC Global, Inc. (a)	114,627	841,362
		1,680,612
		6,245,538
Financial — 31.2%
Banks — 12.7%
BankUnited, Inc.	46,529	1,945,843
Comerica, Inc.	31,430	2,530,115
First Citizens BancShares, Inc. Class A	3,349	2,823,776
First Hawaiian, Inc.	67,550	1,982,592
Synovus Financial Corp.	56,354	2,473,377
Texas Capital Bancshares, Inc. (a)	34,758	2,086,175
Umpqua Holdings Corp.	77,898	1,577,435
Webster Financial Corp.	38,789	2,112,449
Wintrust Financial Corp.	28,880	2,321,086
Zions Bancorp NA	33,288	2,060,194
		21,913,042
Diversified Financial Services — 3.0%
Moelis & Co. Class A	25,711	1,590,739
OneMain Holdings, Inc.	20,874	1,154,958
Stifel Financial Corp.	36,660	2,491,414
		5,237,111
Insurance — 4.9%
American Financial Group, Inc.	15,938	2,005,479
Everest Re Group Ltd.	7,281	1,825,929
The Hanover Insurance Group, Inc.	14,278	1,850,714
Selective Insurance Group, Inc.	19,707	1,488,470
Voya Financial, Inc.	22,518	1,382,380
		8,552,972
Real Estate Investment Trusts (REITS) — 10.6%
American Campus Communities, Inc.	34,862	1,689,064
Broadstone Net Lease, Inc.	62,680	1,555,091
Camden Property Trust	17,318	2,553,886
Cousins Properties, Inc.	52,630	1,962,573
CubeSmart	48,314	2,340,813
MGM Growth Properties LLC Class A	51,018	1,953,989
Physicians Realty Trust	134,223	2,365,009
RLJ Lodging Trust	107,726	1,600,808
STAG Industrial, Inc.	58,622	2,300,914
		18,322,147
		54,025,272
Industrial — 16.5%
Aerospace & Defense — 1.4%
Spirit AeroSystems Holdings, Inc. Class A	54,000	2,386,260

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 1.0%
Masonite International Corp. (a)	16,751	$1,777,784
Electrical Components & Equipment — 1.2%
Belden, Inc.	35,624	2,075,454
Electronics — 1.1%
Avnet, Inc.	53,540	1,979,374
Engineering & Construction — 1.5%
AECOM (a)	41,490	2,620,094
Hand & Machine Tools — 1.8%
Regal Beloit Corp.	20,832	3,131,883
Machinery – Construction & Mining — 2.2%
Oshkosh Corp.	24,541	2,512,262
Vertiv Holdings Co.	52,890	1,274,120
		3,786,382
Machinery – Diversified — 1.3%
Applied Industrial Technologies, Inc.	1,456	131,229
Cactus, Inc. Class A	4,491	169,401
Crane Co.	20,984	1,989,493
		2,290,123
Metal Fabricate & Hardware — 0.8%
The Timken Co.	21,970	1,437,277
Miscellaneous - Manufacturing — 0.8%
Trinseo SA	24,633	1,329,689
Packaging & Containers — 1.3%
Sealed Air Corp.	42,330	2,319,261
Transportation — 1.5%
Knight-Swift Transportation Holdings, Inc.	49,023	2,507,526
Trucking & Leasing — 0.6%
GATX Corp.	11,260	1,008,446
		28,649,553
Technology — 7.2%
Computers — 2.5%
Genpact Ltd.	28,380	1,348,334
Lumentum Holdings, Inc. (a)	23,280	1,944,811
NCR Corp. (a)	26,565	1,029,659
		4,322,804
Semiconductors — 2.7%
Kulicke & Soffa Industries, Inc.	19,542	1,138,908
MaxLinear, Inc. (a)	24,849	1,223,813
ON Semiconductor Corp. (a)	49,410	2,261,496
		4,624,217

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 2.0%
Change Healthcare, Inc. (a)	92,260	$1,931,925
CommVault Systems, Inc. (a)	21,146	1,592,505
		3,524,430
		12,471,451
Utilities — 2.5%
Electric — 1.5%
IDACORP, Inc.	25,411	2,626,989
Gas — 1.0%
Southwest Gas Holdings, Inc.	25,190	1,684,707
		4,311,696

TOTAL COMMON STOCK (Cost $133,962,933)		172,276,990

TOTAL EQUITIES (Cost $133,962,933)		172,276,990

TOTAL LONG-TERM INVESTMENTS (Cost $133,962,933)		172,276,990

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (c)	$687,948	687,948

TOTAL SHORT-TERM INVESTMENTS (Cost $687,948)		687,948

TOTAL INVESTMENTS — 99.9% (Cost $134,650,881) (d)		172,964,938

Other Assets/(Liabilities) — 0.1%		239,578

NET ASSETS — 100.0%		$173,204,516

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $2,111,914 or 1.22% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,154,865 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $687,948. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $701,770.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Total Return Bond Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 107.4%

BANK LOANS — 1.2%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2020 Term Loan E, 1 mo. USD LIBOR + 2.250%
2.334% VRN 5/30/25	$49,125	$48,506
Airlines — 0.0%
American Airlines, Inc., 2017 1st Lien Term Loan, 1 mo. USD LIBOR + 1.750%
1.837% VRN 1/29/27	34,500	33,051
Auto Parts & Equipment — 0.0%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.334% VRN 4/30/26	194,908	193,934
Chemicals — 0.1%
Zep, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
5.000% VRN 8/12/24	253,023	245,959
Commercial Services — 0.0%
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.000%
4.750% VRN 3/04/28	99,750	99,988
Environmental Controls — 0.0%
GFL Environmental, Inc., 2020 Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 5/30/25	67,869	67,954
Food — 0.0%
Hostess Brands LLC, 2019 Term Loan, 1 mo. USD LIBOR + 2.250%, 3 mo. USD LIBOR + 2.250%
3.000% VRN 8/03/25	127,719	127,257
Health Care – Products — 0.1%
Avantor Funding, Inc., 2021 Term Loan B5, 1 mo. USD LIBOR + 2.250%
2.750% VRN 11/08/27	248,750	249,061
Health Care – Services — 0.1%
Gentiva Health Services, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 2.750%
2.875% VRN 7/02/25	90,930	90,892
ICON Luxembourg S.A.R.L., LUX Term Loan, 3 mo. USD LIBOR + 2.500%
3.000% VRN 7/03/28	135,752	136,185
		227,077
Insurance — 0.1%
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
3.000% VRN 2/19/28	437,800	435,011
Lodging — 0.0%
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%
2.834% VRN 12/23/24	459	456

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 0.1%
Diamond Sports Group LLC, Term Loan, 1 mo. USD LIBOR + 3.250%
3.340% VRN 8/24/26	$64,670	$40,140
DirecTV Financing, LLC, Term Loan, 3 mo. USD LIBOR + 5.000%
5.750% VRN 7/22/27	170,000	170,053
Sinclair Television Group, Inc., 2021 Term Loan B3, 1 mo. USD LIBOR + 3.000%
3.090% VRN 4/01/28	149,625	147,904
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. USD LIBOR + 2.500%
2.584% VRN 1/31/28	275,000	273,042
		631,139
Packaging & Containers — 0.0%
Berry Global, Inc., 2021 Term Loan Z, 2 mo. USD LIBOR + 1.750%
1.856% VRN 7/01/26	151,015	150,071
Pharmaceuticals — 0.4%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. USD LIBOR + 2.500%, 3 mo. USD LIBOR + 2.500%
3.500% VRN 3/01/24	44,551	44,498
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD LIBOR + 1.750%
1.836% VRN 8/01/27	411,570	406,277
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 Week USD LIBOR + 2.000%
2.072% VRN 11/15/27	297,231	292,276
Horizon Therapeutics USA, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.000%
2.500% VRN 3/15/28	373,125	372,259
ICON Luxembourg S.A.R.L., US Term Loan, 3 mo. USD LIBOR + 2.500%
3.000% VRN 7/03/28	33,823	33,931
Jazz Financing Lux S.a.r.l., USD Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 5/05/28	149,625	149,794
Organon & Co, USD Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 6/02/28	275,000	275,443
		1,574,478
Retail — 0.1%
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.000% VRN 4/15/28	239,400	239,508
Telecommunications — 0.2%
Intelsat Jackson Holdings S.A., 2021 DIP Term Loan, 3 mo. USD LIBOR + 4.750%
3.600% - 5.750% VRN 10/13/22 (a)	240,000	241,399
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.834% VRN 3/01/27	600,000	592,392
		833,791

TOTAL BANK LOANS (Cost $5,100,137)		5,157,241

CORPORATE DEBT — 23.1%
Aerospace & Defense — 0.2%
The Boeing Co.
1.167% 2/04/23	660,000	661,519

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Agriculture — 0.7%
BAT Capital Corp.
4.390% 8/15/37	$400,000	$428,898
4.540% 8/15/47	1,050,000	1,085,506
Imperial Brands Finance PLC
3.125% 7/26/24 (b)	320,000	336,653
3.500% 7/26/26 (b)	225,000	240,691
Imperial Tobacco Finance PLC
4.250% 7/21/25 (b)	415,000	452,292
Reynolds American, Inc.
5.850% 8/15/45	315,000	377,253
		2,921,293
Airlines — 0.0%
Northwest Airlines Pass-Through Trust
7.041% 10/01/23	116,372	118,800
Auto Manufacturers — 0.9%
Ford Motor Credit Co. LLC
3 mo. USD LIBOR + .880% 0.999% FRN 10/12/21	405,000	405,000
3 mo. USD LIBOR + 1.270% 1.402% FRN 3/28/22	90,000	90,061
3.219% 1/09/22	100,000	100,250
3.813% 10/12/21	185,000	185,092
5.596% 1/07/22	1,400,000	1,416,730
General Motors Financial Co., Inc.
3.150% 6/30/22	550,000	559,893
3.450% 4/10/22	105,000	106,098
4.200% 11/06/21	675,000	677,382
		3,540,506
Banks — 6.5%
Bank of America Corp.
SOFR + .910% 1.658% VRN 3/11/27	1,305,000	1,311,940
SOFR + .960% 1.734% VRN 7/22/27	1,675,000	1,681,669
SOFR + 1.060% 2.087% VRN 6/14/29	685,000	682,891
3 mo. USD LIBOR + 1.070% 3.970% VRN 3/05/29	485,000	539,729
Citigroup, Inc.
SOFR + .770% 1.462% VRN 6/09/27 (c)	1,945,000	1,935,188
SOFR + 2.842% 3.106% VRN 4/08/26	335,000	355,569
Credit Suisse Group AG
SOFR + .980% 1.305% VRN 2/02/27 (b) (c)	495,000	483,742
SOFR + 2.044% 2.193% VRN 6/05/26 (b)	590,000	600,865
SOFR + 1.730% 3.091% VRN 5/14/32 (b)	305,000	311,670
4.282% 1/09/28 (b)	65,000	72,213
4.550% 4/17/26	375,000	421,075
DNB Bank ASA 1 year CMT + .680%
1.605% VRN 3/30/28 (b)	635,000	631,793
The Goldman Sachs Group, Inc.
SOFR + .798% 1.431% VRN 3/09/27	500,000	498,459
SOFR + .818% 1.542% VRN 9/10/27	1,450,000	1,445,083
3 mo. USD LIBOR + 1.201% 3.272% VRN 9/29/25	325,000	346,992
3.500% 4/01/25	115,000	123,598
HSBC Holdings PLC
SOFR + .708% 0.976% VRN 5/24/25	505,000	503,804
SOFR + 1.290% 1.589% VRN 5/24/27	310,000	307,776
SOFR + 1.732% 2.013% VRN 9/22/28	870,000	869,307
SOFR + 1.285% 2.206% VRN 8/17/29	610,000	604,486

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD LIBOR + 1.211% 3.803% VRN 3/11/25	$110,000	$117,314
JP Morgan Chase & Co.
SOFR + .580% 0.969% VRN 6/23/25	420,000	420,455
SOFR + .885% 1.578% VRN 4/22/27	500,000	500,786
SOFR + 1.015% 2.069% VRN 6/01/29	250,000	250,341
SOFR + 1.850% 2.083% VRN 4/22/26	165,000	169,603
2.950% 10/01/26	895,000	959,124
JPMorgan Chase & Co.
SOFR + .490% 0.768% VRN 8/09/25	255,000	253,926
SOFR + .765% 1.470% VRN 9/22/27	640,000	635,606
3 mo. USD LIBOR + 1.120% 4.005% VRN 4/23/29	320,000	357,291
Lloyds Banking Group PLC
1 year CMT + .850% 1.627% VRN 5/11/27	515,000	514,802
3 mo. USD LIBOR + 1.249% 2.858% VRN 3/17/23	430,000	434,777
3 mo. USD LIBOR + 1.205% 3.574% VRN 11/07/28	520,000	565,683
1 year CMT + 3.500% 3.870% VRN 7/09/25	220,000	237,168
Macquarie Group Ltd. SOFR + 1.440%
2.691% VRN 6/23/32 (b)	240,000	239,359
Morgan Stanley
SOFR + .509% 0.791% VRN 1/22/25	285,000	284,961
SOFR + .858% 1.512% VRN 7/20/27	1,015,000	1,009,716
SOFR + .879% 1.593% VRN 5/04/27	505,000	506,115
Natwest Group PLC 3 mo. USD LIBOR + 1.762%
4.269% VRN 3/22/25	775,000	836,228
Santander UK Group Holdings PLC
SOFR + .787% 1.089% VRN 3/15/25	540,000	540,877
3 mo. USD LIBOR + 1.080% 3.373% VRN 1/05/24	445,000	459,615
3 mo. USD LIBOR + 1.400% 3.823% VRN 11/03/28	485,000	530,262
Santander UK PLC
5.000% 11/07/23 (b)	435,000	470,178
UBS AG
0.700% 8/09/24 (b)	350,000	349,524
Wells Fargo & Co.
3 mo. USD LIBOR + .750% 2.164% VRN 2/11/26	655,000	675,450
SOFR + 2.100% 2.393% VRN 6/02/28	1,400,000	1,442,005
SOFR + 1.432% 2.879% VRN 10/30/30	490,000	510,330
		26,999,345
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	880,000	1,091,888
Bacardi Ltd.
4.450% 5/15/25 (b)	700,000	771,275
5.300% 5/15/48 (b)	130,000	169,153
		2,032,316
Biotechnology — 0.0%
Grifols Escrow Issuer SA
4.750% 10/15/28 (b) (d)	125,000	127,619
Chemicals — 0.1%
International Flavors & Fragrances, Inc.
5.000% 9/26/48	380,000	490,289
Commercial Services — 0.2%
IHS Markit Ltd.
4.000% 3/01/26 (b)	253,000	278,353

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.750% 2/15/25 (b)	$255,000	$282,112
4.750% 8/01/28	385,000	450,777
		1,011,242
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.500% 1/15/25 (c)	1,000,000	1,051,905
Air Lease Corp.
3.500% 1/15/22	575,000	579,969
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (b)	354,000	347,967
2.875% 2/15/25 (b)	335,000	344,332
3.950% 7/01/24 (b)	130,000	137,951
5.250% 5/15/24 (b)	35,000	38,221
GE Capital Funding LLC
4.400% 5/15/30	330,000	382,983
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	1,555,000	1,862,570
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (b)	320,000	334,547
5.500% 2/15/24 (b)	82,000	89,472
		5,169,917
Electric — 1.1%
Duke Energy Carolinas LLC
4.000% 9/30/42	1,000,000	1,140,648
Jersey Central Power & Light Co.
4.700% 4/01/24 (b)	800,000	862,278
6.400% 5/15/36	425,000	571,466
MidAmerican Energy Co.
4.800% 9/15/43	1,400,000	1,792,907
		4,367,299
Engineering & Construction — 0.0%
Artera Services LLC
9.033% 12/04/25 (b)	95,000	103,075
Environmental Controls — 0.1%
GFL Environmental, Inc.
4.750% 6/15/29 (b)	175,000	179,156
5.125% 12/15/26 (b)	164,000	172,218
		351,374
Food — 0.6%
JBS USA LUX SA/JBS USA Finance, Inc.
6.750% 2/15/28 (b)	425,000	461,129
Kraft Heinz Foods Co.
4.875% 10/01/49	480,000	584,140
5.000% 6/04/42	360,000	441,365
Pilgrim's Pride Corp.
3.500% 3/01/32 (b)	360,000	366,075
5.875% 9/30/27 (b)	30,000	31,898
Smithfield Foods, Inc.
2.625% 9/13/31 (b)	635,000	616,580
		2,501,187

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.3%
Mozart Debt Merger Sub
3.875% 4/01/29 (d)	$291,000	$291,000
PerkinElmer, Inc.
2.250% 9/15/31	800,000	788,221
		1,079,221
Health Care – Services — 1.4%
Aetna, Inc.
2.800% 6/15/23	485,000	502,080
Catalent Pharma Solutions, Inc.
3.500% 4/01/30 (b)	127,000	127,000
Centene Corp.
2.450% 7/15/28	488,000	490,440
3.000% 10/15/30	453,000	464,325
4.250% 12/15/27	165,000	172,697
CommonSpirit Health
2.782% 10/01/30	495,000	509,199
3.910% 10/01/50	75,000	81,737
Fresenius Medical Care US Finance III, Inc.
1.875% 12/01/26 (b)	340,000	341,505
HCA, Inc.
2.375% 7/15/31	90,000	88,344
4.125% 6/15/29	345,000	385,737
5.000% 3/15/24	647,000	709,980
5.250% 6/15/49	775,000	987,025
Humana, Inc.
2.150% 2/03/32	435,000	424,398
Molina Healthcare, Inc.
3.875% 11/15/30 (b)	90,000	94,050
5.375% STEP 11/15/22	225,000	231,964
Universal Health Services, Inc.
1.650% 9/01/26 (b)	385,000	382,455
		5,992,936
Household Products & Wares — 0.0%
Central Garden & Pet Co.
5.125% 2/01/28	123,000	129,765
Insurance — 0.8%
Athene Global Funding
SOFR + .700% 0.750% FRN 5/24/24 (b)	505,000	507,531
1.985% 8/19/28 (b)	555,000	547,052
Farmers Exchange Capital 3 mo. USD LIBOR + 3.454%
5.454% VRN 10/15/54 (b)	970,000	1,200,741
Teachers Insurance & Annuity Association of America
3.300% 5/15/50 (b)	500,000	524,197
4.270% 5/15/47 (b)	130,000	156,732
Willis North America, Inc.
4.500% 9/15/28	310,000	354,805
		3,291,058
Internet — 0.1%
Tencent Holdings Ltd.
3.680% 4/22/41 (b)	335,000	346,778

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% 5/01/32	$250,000	$257,187
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	92,000	100,677
4.800% 3/01/50	230,000	257,544
4.908% 7/23/25	205,000	230,473
5.375% 5/01/47	95,000	114,054
5.750% 4/01/48	200,000	252,148
Cox Communications, Inc.
2.600% 6/15/31 (b)	590,000	596,479
CSC Holdings LLC
4.500% 11/15/31 (b)	125,000	123,438
5.375% 2/01/28 (b)	30,000	31,350
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375% 8/15/26 (b)	465,000	306,900
Sinclair Television Group, Inc.
4.125% 12/01/30 (b)	215,000	210,163
Virgin Media Secured Finance PLC
5.500% 5/15/29 (b)	255,000	270,009
The Walt Disney Co.
3.600% 1/13/51	320,000	357,522
		3,107,944
Mining — 0.1%
Indonesia Asahan Aluminium Persero PT
6.530% 11/15/28 (b) (c)	200,000	244,750
Miscellaneous - Manufacturing — 0.1%
General Electric Co.
6.750% 3/15/32	300,000	410,268
Oil & Gas — 0.6%
Antero Resources Corp.
8.375% 7/15/26 (b)	32,000	36,248
Exxon Mobil Corp.
3.452% 4/15/51	393,000	418,240
4.327% 3/19/50	22,000	26,884
KazMunayGas National Co. JSC
3.500% 4/14/33 (b) (c)	200,000	205,876
Occidental Petroleum Corp.
0.010% 10/10/36	230,000	124,775
Pertamina Persero PT
3.100% 8/27/30 (b)	200,000	204,141
Petroleos Mexicanos
5.950% 1/28/31	50,000	48,470
6.625% 6/15/35	900,000	852,237
7.690% 1/23/50	115,000	108,767
Saudi Arabian Oil Co.
1.625% 11/24/25 (b)	200,000	200,010
Transocean Guardian Ltd.
5.875% 1/15/24 (b)	101,840	101,331
Transocean Pontus Ltd.
6.125% 8/01/25 (b)	115,910	115,910
Transocean Poseidon Ltd.
6.875% 2/01/27 (b)	98,000	97,503

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
		$2,540,392
Oil & Gas Services — 0.1%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250% 4/01/28 (b)	180,000	185,850
Transocean Proteus Ltd.
6.250% 12/01/24 (b)	45,650	45,650
USA Compression Partners LP/USA Compression Finance Corp.
6.875% 4/01/26	30,000	31,236
6.875% 9/01/27	96,000	101,524
		364,260
Packaging & Containers — 0.4%
Amcor Finance USA, Inc.
3.625% 4/28/26	650,000	708,654
Berry Global, Inc.
1.570% 1/15/26 (b)	410,000	409,893
4.875% 7/15/26 (b)	330,000	346,516
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (b)	30,000	30,263
Sealed Air Corp.
4.000% 12/01/27 (b)	30,000	31,947
		1,527,273
Pharmaceuticals — 1.4%
AbbVie, Inc.
4.450% 5/14/46	400,000	480,990
4.500% 5/14/35	390,000	465,653
Bayer US Finance II LLC
4.250% 12/15/25 (b)	75,000	82,878
4.375% 12/15/28 (b)	850,000	961,536
4.625% 6/25/38 (b)	795,000	935,886
4.875% 6/25/48 (b)	210,000	256,407
Cigna Corp.
3.400% 3/15/51	250,000	257,335
4.125% 11/15/25	800,000	888,545
CVS Health Corp.
5.050% 3/25/48	1,150,000	1,481,504
Endo DAC / Endo Finance LLC / Endo Finco, Inc.
6.000% 6/30/28 (b) (c)	181,000	131,583
		5,942,317
Pipelines — 1.0%
Energy Transfer LP
4.950% 6/15/28	300,000	343,941
5.000% 5/15/50	380,000	437,947
5.150% 3/15/45	400,000	456,968
5.350% 5/15/45	50,000	58,201
5.400% 10/01/47	394,000	468,543
5.500% 6/01/27	254,000	297,845
Galaxy Pipeline Assets Bidco Ltd.
2.160% 3/31/34 (b)	400,000	392,539
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	300,000	319,949
Rockies Express Pipeline LLC
4.800% 5/15/30 (b)	250,000	260,273

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.950% 7/15/29 (b)	$200,000	$208,000
Ruby Pipeline LLC
8.000% STEP 4/01/22 (b)	431,818	404,138
TransMontaigne Partners LP/TLP Finance Corp.
6.125% 2/15/26	81,000	82,620
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (b)	365,000	375,968
		4,106,932
Real Estate Investment Trusts (REITS) — 1.1%
American Campus Communities Operating Partnership LP
3.750% 4/15/23	650,000	676,605
CyrusOne LP/CyrusOne Finance Corp.
2.150% 11/01/30	345,000	324,190
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/30	35,000	37,584
5.250% 6/01/25	230,000	256,468
5.300% 1/15/29	310,000	362,440
5.375% 4/15/26	695,000	790,180
SBA Communications Corp.
4.875% 9/01/24	98,000	99,704
SL Green Operating Partnership LP
3.250% 10/15/22	500,000	512,878
Ventas Realty LP
3.500% 2/01/25	1,500,000	1,604,620
		4,664,669
Retail — 0.0%
Michaels Cos., Inc.
5.250% 5/01/28 (b)	170,000	175,355
Savings & Loans — 0.2%
Nationwide Building Society
3 mo. USD LIBOR + 1.181% 3.622% VRN 4/26/23 (b)	270,000	274,688
3 mo. USD LIBOR + 1.064% 3.766% VRN 3/08/24 (b)	525,000	547,303
		821,991
Semiconductors — 0.1%
Intel Corp.
3.050% 8/12/51	575,000	573,546
Software — 0.2%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750% 3/01/25 (b)	144,000	145,080
Oracle Corp.
2.875% 3/25/31	105,000	108,134
3.950% 3/25/51	705,000	747,078
		1,000,292
Telecommunications — 2.4%
AT&T, Inc.
2.550% 12/01/33	634,000	622,844
3.800% 12/01/57	1,692,000	1,729,911
4.750% 5/15/46	710,000	847,506
5.250% 3/01/37	270,000	334,427
Intelsat Jackson Holdings SA

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
8.500% 10/15/24 (b) (e)	$171,000	$97,470
9.750% 7/15/25 (b) (e)	585,000	317,362
Level 3 Financing, Inc.
3.400% 3/01/27 (b)	60,000	63,201
Lumen Technologies, Inc.
5.375% 6/15/29 (b)	385,000	390,775
Sprint Corp.
7.875% 9/15/23	33,000	36,878
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 3/20/25 (b)	1,233,750	1,317,645
T-Mobile USA, Inc.
2.550% 2/15/31	655,000	656,597
3.750% 4/15/27	375,000	412,935
3.875% 4/15/30	270,000	298,596
4.375% 4/15/40	290,000	333,494
4.750% 2/01/28	119,000	126,437
Verizon Communications, Inc.
2.100% 3/22/28	170,000	172,420
2.355% 3/15/32 (b)	425,000	419,978
2.550% 3/21/31	510,000	516,191
Vodafone Group PLC
4.875% 6/19/49	1,052,000	1,310,546
		10,005,213

TOTAL CORPORATE DEBT (Cost $93,139,290)		96,720,741

MUNICIPAL OBLIGATIONS — 1.3%
California State University
Revenue, 2.274% 11/01/34	180,000	177,672
Revenue, 2.374% 11/01/35	20,000	19,711
City of New York NY, General Obligation
5.206% 10/01/31	750,000	904,748
Jersey City Municipal Utilities Authority, Revenue Bond
5.470% 5/15/27	745,000	835,710
Los Angeles Unified School District, General Obligation
5.755% 7/01/29	1,000,000	1,232,458
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue
2.450% 11/01/34	560,000	568,159
New York State Dormitory Authority, Revenue Bond
5.289% 3/15/33	750,000	922,926
Regents of the University of California Medical Center Pooled, Revenue Bond
3.256% 5/15/60	255,000	273,980
University of California, Revenue
2.247% 5/15/34	290,000	286,646
		5,222,010

TOTAL MUNICIPAL OBLIGATIONS (Cost $5,190,886)		5,222,010

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.4%
Commercial Mortgage-Backed Securities — 2.1%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A,
4.227% VRN 8/10/38 (b) (f)	620,000	704,116

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BX Commercial Mortgage Trust, Series 2019-XL, Class A, 1 mo. USD LIBOR + .920%
1.004% FRN 10/15/36 (b)	$1,391,779	$1,392,215
BX Trust, Series 2019-OC11, Class A
3.202% 12/09/41 (b)	180,000	192,007
CALI Mortgage Trust, Series 2019-101C, Class A
3.957% 3/10/39 (b)	415,000	468,319
CPT Mortgage Trust, Series 2019-CPT, Class A
2.865% 11/13/39 (b)	355,000	374,525
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (b)	375,000	396,087
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 3.041% VRN 12/10/41 (b) (f)	375,000	398,885
Series 2019-30HY, Class A, 3.228% 7/10/39 (b)	385,000	416,592
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (b)	385,000	421,558
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (b)	465,000	483,445
Natixis Commercial Mortgage Se Ncms 2021 Appl A 144a
1.046% 8/15/38 (d)	1,100,000	1,100,000
Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC, Class A
2.966% 12/15/38 (b)	375,000	391,284
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (b)	490,000	504,600
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A,
3.961% VRN 1/15/32 (b) (f)	670,000	705,605
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1,
3.872% VRN 1/05/43 (b) (f)	655,000	676,725
		8,625,963
Home Equity Asset-Backed Securities — 0.5%
Citigroup Mortgage Loan Trust, Series 2006-HE2, Class M1, 1 mo. USD LIBOR + .290%
0.376% FRN 8/25/36	1,456,250	1,445,848
Wells Fargo Home Equity Trust, Series 2004-2, Class M3, 1 mo. USD LIBOR + 1.050%
1.136% FRN 10/25/34	825,670	822,470
		2,268,318
Other Asset-Backed Securities — 3.3%
Aimco CLO Ltd., Series 2020-11A, Class A1, 3 mo. USD LIBOR + 1.380%
1.506% FRN 10/15/31 (b)	750,000	750,196
AIMCO CLO Series 2015-A, Series 2015-AA, Class BR2, 3 mo. USD LIBOR + 1.600%
1.000% FRN 10/17/34 (b) (d)	1,100,000	1,100,000
Allegro CLO XII Ltd., Series 2020-1A, Class A1, 3 mo. USD LIBOR + 1.250%
1.384% FRN 1/21/32 (b)	850,000	850,211
BSPRT Issuer Ltd.
Series 2018-FL4, Class A, 1 mo. USD LIBOR + 1.050% 1.134% FRN 9/15/35 (b)	287,637	287,638
Series 2018-FL3, Class A, 1 mo. USD LIBOR + 1.350% 1.434% FRN 3/15/28 (b)	734,928	734,928
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class A, 3 mo. USD LIBOR + 1.100%
1.188% FRN 7/15/33 (b)	800,000	800,380

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2006-15, Class A3,
4.453% VRN 10/25/46 (f)	$57,411	$74,311
Dryden Senior Loan Fund, Series 2013-26A, Class AR, 3 mo. USD LIBOR + .900%
1.026% FRN 4/15/29 (b)	959,273	959,304
Eaton Vance CLO 2020-1 Ltd., Series 2020-1A, Class AR, 3 mo. USD LIBOR + 1.170%
1.255% FRN 10/15/34 (b)	990,000	990,188
Flatiron CLO 21 Ltd., Series 2021-1A, Class B, 3 mo. USD LIBOR + 1.600%
1.751% FRN 7/19/34 (b)	850,000	848,665
LCM LP, Series 21A, Class AR, 3 mo. USD LIBOR + .880%
1.014% FRN 4/20/28 (b)	381,563	381,583
Magnetite Ltd., Series 2012-7A, Class A1R2, 3 mo. USD LIBOR + .800%
0.926% FRN 1/15/28 (b)	987,888	988,798
Morgan Stanley Capital, Inc. Trust, Series 2006-HE1, Class A4, 1 mo. USD LIBOR + .580%
0.666% FRN 1/25/36	1,314,583	1,279,992
Rockford Tower CLO 2021-1 Ltd., Series 2021-1A, Class A1, 3 mo. USD LIBOR + 1.170%
1.253% FRN 7/20/34 (b)	850,000	851,398
Saxon Asset Securities Trust
Series 2007-2, Class A2C, 1 mo. USD LIBOR + .240% 0.326% FRN 5/25/47	1,764,765	1,521,221
Series 2005-1, Class M1, 1 mo. USD LIBOR + .690% 0.776% FRN 5/25/35	86,901	86,953
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR2, 3 mo. USD LIBOR + 1.150%
1.284% FRN 1/17/32 (b)	500,000	500,105
Tricon American Homes Trust, Series 2017-SFR1, Class A
2.716% 9/17/34 (b)	968,345	967,343
		13,973,214
Student Loans Asset-Backed Securities — 2.5%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%
0.786% FRN 7/25/56 (b)	442,689	439,429
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + .200%
0.332% FRN 3/28/35	1,398,065	1,381,199
Nelnet Student Loan Trust, Series 2015-1A, Class A, 1 mo. USD LIBOR + .590%
0.676% FRN 4/25/46 (b)	852,281	854,709
SLM Student Loan Trust
Series 2007-7, Class A4, 3 mo. USD LIBOR + .330% 0.455% FRN 1/25/22	696,616	690,801
Series 2012-7, Class A3, 1 mo. USD LIBOR + .650% 0.736% FRN 5/26/26	723,440	730,816
Series 2008-1, Class A4, 3 mo. USD LIBOR + .650% 0.775% FRN 1/25/22	678,561	665,913
Series 2012-2, Class A, 1 mo. USD LIBOR + .700% 0.786% FRN 1/25/29	842,212	848,126
Series 2012-1, Class A3, 1 mo. USD LIBOR + .950% 1.036% FRN 9/25/28	710,319	703,294
Series 2008-6, Class A4, 3 mo. USD LIBOR + 1.100% 1.225% FRN 7/25/23	1,027,125	1,029,929
Series 2008-9, Class A, 3 mo. USD LIBOR + 1.500% 1.625% FRN 4/25/23	759,055	764,692
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 1.975% FRN 7/25/73	700,000	702,700
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250% 2.375% FRN 10/25/83	1,430,000	1,440,229
		10,251,837
Whole Loan Collateral Collateralized Mortgage Obligations — 3.0%
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 6 mo. USD LIBOR + 2.000%

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.153% FRN 6/25/45	$582,738	$586,943
Banc of America Funding Trust, Series 2016-R1, Class A1,
2.500% VRN 3/25/40 (b) (f)	98,201	98,095
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4,
3.068% VRN 3/25/37 (f)	273,182	266,141
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 year CMT + 2.400%
2.470% FRN 10/25/35	223,917	227,975
Countrywide Alternative Loan Trust
Series 2006-OA6, Class 1A2, 1 mo. USD LIBOR + .420% 0.506% FRN 7/25/46	1,021,684	974,826
Series 2005-31, Class 2A1, 1 mo. USD LIBOR + .600% 0.686% FRN 8/25/35	1,112,363	1,044,939
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A,
3.850% VRN 9/25/57 (b) (f)	1,078,882	1,134,257
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1,
2.709% VRN 11/25/35 (f)	254,513	213,951
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A
3.750% 10/25/57 (b)	994,462	1,009,221
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200%
0.287% FRN 11/19/36	1,815,487	1,653,109
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD LIBOR + .520%
0.606% FRN 4/25/35	615,761	595,382
IndyMac Index Mortgage Loan Trust
Series 2006-AR27, Class 1A3, 1 mo. USD LIBOR + .540% 0.626% FRN 10/25/36	1,429,936	835,674
Series 2005-AR19, Class A1, 2.756% VRN 10/25/35 (f)	740,656	693,031
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A, 12 mo. MTA + .840%
0.939% FRN 11/26/46 (b)	89,575	89,110
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. USD LIBOR + 1.070%
1.156% FRN 2/25/35	814,105	806,984
Washington Mutual Mortgage Pass-Through Certificates
Series 2005-AR15, Class A1A1, 1 mo. USD LIBOR + .520% 0.606% FRN 11/25/45	823,422	807,656
Series 2005-AR13, Class A1A1, 1 mo. USD LIBOR + .580% 0.666% FRN 10/25/45	445,754	441,086
Series 2005-AR2, Class 2A21, 1 mo. USD LIBOR + .660% 0.746% FRN 1/25/45	415,181	412,870
Series 2006-1 Class 3A2, 5.750% 2/25/36	631,738	623,812
		12,515,062

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $46,923,426)		47,634,394

SOVEREIGN DEBT OBLIGATIONS — 0.9%
Abu Dhabi Government International Bond
2.500% 9/30/29 (b)	200,000	208,700
Brazilian Government International Bond
2.875% 6/06/25	200,000	204,316
3.875% 6/12/30	200,000	193,682
CBB International Sukuk Co. 7 SPC
6.875% 10/05/25 (b)	200,000	228,182
Colombia Government International Bond
3.000% 1/30/30 (c)	200,000	188,228
4.500% 1/28/26	200,000	214,344

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Dominican Republic International Bond
4.500% 1/30/30 (b)	$200,000	$203,502
Mexico Government International Bond
2.659% 5/24/31 (c)	288,000	277,402
3.750% 1/11/28 (c)	300,000	326,526
Panama Government International Bond
2.252% 9/29/32	200,000	187,842
3.160% 1/23/30 (c)	200,000	205,664
3.875% 3/17/28	200,000	216,664
Peruvian Government International Bond
2.844% 6/20/30	80,000	80,673
Qatar Government International Bond
4.500% 4/23/28 (b)	200,000	233,108
Republic of South Africa Government International Bond
4.850% 9/30/29	250,000	256,912
Republic of Turkey International Bond
3.250% 3/23/23	200,000	199,080
Romanian Government International Bond
3.000% 2/14/31 (b)	110,000	112,135
		3,536,960

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,610,415)		3,536,960

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES(G) — 31.4%
Collateralized Mortgage Obligations — 0.9%
Federal Home Loan Mortgage Corp. REMICS
Series 4818, Class CA, 3.000% 4/15/48	227,511	239,141
Series 4639, Class HZ, 3.250% STEP 4/15/53	1,549,419	1,650,918
Series 4846, Class PA, 4.000% 6/15/47	194,770	202,712
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	410,544	431,245
Series 2018-57, Class QA, 3.500% 5/25/46	292,460	296,891
Series 2018-55, Class PA, 3.500% 1/25/47	189,529	195,335
Government National Mortgage Association
Series 2018-124, Class NW, 3.500% 9/20/48	390,585	415,830
Series 2019-15, Class GT, 3.500% 2/20/49	271,839	289,540
		3,721,612
Pass-Through Securities — 30.5%
Federal Home Loan Mortgage Corp.
Pool #G18592 3.000% 3/01/31	245,218	259,070
Pool #G18627 3.000% 1/01/32	738,162	779,886
Pool #G08710 3.000% 6/01/46	135,634	143,161
Pool #ZM1779 3.000% 9/01/46	679,886	717,389
Pool #G08726 3.000% 10/01/46	1,013,430	1,069,040
Pool #G08732 3.000% 11/01/46	368,763	388,998
Pool #G08741 3.000% 1/01/47	996,297	1,050,967
Pool #G07848 3.500% 4/01/44	1,530,232	1,678,864
Pool #G60023 3.500% 4/01/45	1,478,123	1,620,769
Pool #G08711 3.500% 6/01/46	471,398	504,921
Pool #G08716 3.500% 8/01/46	672,618	720,450
Pool #G67700 3.500% 8/01/46	718,542	780,222
Pool #G08722 3.500% 9/01/46	117,407	125,756
Pool #G08742 3.500% 1/01/47	525,568	562,758
Pool #G08757 3.500% 4/01/47	137,214	146,795

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G67703 3.500% 4/01/47	$1,053,039	$1,143,432
Pool #ZA5103 3.500% 12/01/47	6,056	6,427
Pool #G67706 3.500% 12/01/47	957,739	1,039,653
Pool #G67707 3.500% 1/01/48	2,577,524	2,815,796
Pool #G08800 3.500% 2/01/48	49,933	52,970
Pool #G67710 3.500% 3/01/48	1,253,716	1,347,428
Pool #G67708 3.500% 3/01/48	237,032	256,157
Pool #G08816 3.500% 6/01/48	395,580	419,647
Pool #G61556 3.500% 8/01/48	679,556	734,386
Pool #G60344 4.000% 12/01/45	799,509	881,596
Pool #G67711 4.000% 3/01/48	897,625	988,244
Pool #G67713 4.000% 6/01/48	3,780	4,129
Pool #G08843 4.500% 10/01/48	213,608	230,922
Pool #G08833 5.000% 7/01/48	152,293	167,613
Pool #G08844 5.000% 10/01/48	137,507	150,780
Federal National Mortgage Association
Pool #MA4152 2.000% 10/01/40	972,775	989,414
Pool #MA4176 2.000% 11/01/40	1,906,052	1,938,656
Pool #MA4333 2.000% 5/01/41	219,100	223,807
Pool #BL6060 2.455% 4/01/40	570,000	568,055
Pool #AM2808 2.700% 3/01/23	375,000	384,158
Pool #MA1607 3.000% 10/01/33	384,618	409,800
Pool #MA3811 3.000% 10/01/49	328,546	339,790
Pool #FN0039 3.182% VRN 9/01/27 (f)	630,172	684,519
Pool #AB4262 3.500% 1/01/32	327,146	350,511
Pool #MA1512 3.500% 7/01/33	170,950	183,854
Pool #MA1148 3.500% 8/01/42	1,034,885	1,119,794
Pool #CA0996 3.500% 1/01/48	172,956	186,836
Pool #MA3305 3.500% 3/01/48	37,064	39,309
Pool #BL1132 3.730% 1/01/29	920,000	1,043,992
Pool #MA1146 4.000% 8/01/42	409,952	451,519
Pool #MA3027 4.000% 6/01/47	288,767	311,910
Pool #AS9830 4.000% 6/01/47	213,253	230,344
Pool #AS9972 4.000% 7/01/47	190,691	205,974
Pool #931504 4.500% 7/01/39	50,553	55,927
Pool #CA1710 4.500% 5/01/48	716,658	774,687
Pool #CA1711 4.500% 5/01/48	226,947	246,132
Pool #CA2208 4.500% 8/01/48	441,046	476,951
Pool #AD6374 5.000% 5/01/40	11,902	13,442
Pool #AI2733 5.000% 5/01/41	87,901	100,072
Pool #977014 5.500% 5/01/38	15,337	17,855
Pool #985524 5.500% 6/01/38	16,874	19,667
Pool #988578 5.500% 8/01/38	112,384	130,691
Pool #995482 5.500% 1/01/39	77,711	90,417
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	856,797	901,007
Pool #MA4718 3.000% 9/20/47	95,055	99,960
Pool #MA4836 3.000% 11/20/47	336,584	353,899
Pool #MA6209 3.000% 10/20/49	321,702	331,465
Pool #MA3521 3.500% 3/20/46	339,044	361,136
Pool #MA3597 3.500% 4/20/46	105,557	112,237
Pool #MA3663 3.500% 5/20/46	156,217	166,103
Pool #MA3937 3.500% 9/20/46	129,381	137,569
Pool #MA4127 3.500% 12/20/46	460,337	488,463
Pool #MA4262 3.500% 2/20/47	471,790	500,615
Pool #MA4382 3.500% 4/20/47	122,782	130,169
Pool #MA4719 3.500% 9/20/47	158,075	167,535
Pool #MA4837 3.500% 11/20/47	323,927	343,313

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA4900 3.500% 12/20/47	$1,174,525	$1,244,818
Pool #MA4653 4.000% 8/20/47	62,677	67,183
Pool #MA4838 4.000% 11/20/47	267,629	286,326
Pool #MA4901 4.000% 12/20/47	115,841	123,862
Pool #MA5078 4.000% 3/20/48	410,638	438,492
Pool #MA5466 4.000% 9/20/48	441,275	470,173
Pool #MA5399 4.500% 8/20/48	853,558	913,542
Pool #MA3666 5.000% 5/20/46	113,433	127,562
Pool #MA4199 5.000% 1/20/47	118,328	132,284
Pool #MA4454 5.000% 5/20/47	202,299	223,576
Pool #MA4722 5.000% 9/20/47	245,448	269,501
Government National Mortgage Association TBA
2.000% 11/18/51 (d)	4,125,000	4,172,857
2.500% 11/18/51 (d)	5,600,000	5,768,000
Uniform Mortgage Backed Securities TBA
1.500% 11/16/36 (d)	4,850,000	4,887,701
2.000% 11/16/36 (d)	6,700,000	6,887,914
2.000% 11/10/51 (d)	34,825,000	34,831,801
2.500% 11/10/51 (d)	29,425,000	30,264,072
		127,579,444

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $129,926,082)		131,301,056

U.S. TREASURY OBLIGATIONS — 38.1%
U.S. Treasury Bonds & Notes — 38.1%
U.S. Treasury Bond
2.000% 8/15/51	23,506,000	23,039,554
2.250% 5/15/41	4,304,000	4,465,662
2.375% 5/15/51	3,195,000	3,400,695
U.S. Treasury Inflation Index
0.125% 2/15/51	901,650	982,446
U.S. Treasury Note
0.125% 7/31/23	30,410,000	30,344,655
0.125% 8/31/23	24,045,000	23,980,223
0.250% 9/30/23	17,560,000	17,546,282
0.625% 7/31/26	11,385,000	11,198,445
0.750% 8/31/26	16,445,000	16,262,686
0.875% 9/30/26	20,709,000	20,592,512
1.250% 8/15/31 (c)	7,745,000	7,550,165
		159,363,325

TOTAL U.S. TREASURY OBLIGATIONS (Cost $160,690,412)		159,363,325

TOTAL BONDS & NOTES (Cost $444,580,648)		448,935,727

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $97,914)		158,211

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.4%

Diversified Financial Services — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	5,672,438	$5,672,438

TOTAL MUTUAL FUNDS (Cost $5,672,438)		5,672,438

TOTAL LONG-TERM INVESTMENTS (Cost $450,351,000)		454,766,376

	Principal Amount
SHORT-TERM INVESTMENTS — 13.5%
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (i)	$277,837	277,837
U.S. Treasury Bill — 13.4%
U.S. Treasury Bill
0.018% 11/04/21 (j)	1,855,000	1,854,893
0.022% 10/05/21 (j)	2,845,000	2,844,992
0.041% 12/02/21 (j)	4,220,000	4,219,782
0.041% 1/06/22 (j)	4,180,000	4,179,630
0.043% 1/06/22 (j)	1,600,000	1,599,859
0.046% 1/27/22 (j)	11,860,000	11,858,348
0.046% 2/10/22 (j)	4,170,000	4,169,350
0.046% 2/03/22 (j)	7,945,000	7,943,759
0.047% 1/20/22 (j)	4,790,000	4,789,456
0.047% 2/24/22 (j)	2,185,000	2,184,579
0.049% 1/20/22 (j)	7,335,000	7,334,167
United States Cash Management Bill
0.036% 12/14/21 (j)	1,395,000	1,394,920
0.043% 12/21/21 (j)	1,745,000	1,744,902
		56,118,637

TOTAL SHORT-TERM INVESTMENTS (Cost $56,395,743)		56,396,474

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 122.3% (Cost $506,746,743) (k)		$511,162,850

Less Unfunded Loan Commitments (0.00%)		(32,853)

NET INVESTMENTS — 122.3% (Cost $506,713,890)		511,129,997

Other Assets/(Liabilities) — (22.3)%		(93,052,299)

NET ASSETS — 100.0%		418,077,698

Abbreviation Legend

CLO	Collateralized Loan Obligation
DIP	Debtor In Possession
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Unfunded or partially unfunded loan commitments.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $48,829,872 or 11.68% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $7,856,193 or 1.88% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,346,989 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	All or a portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2021, these securities amounted to a value of $414,832 or 0.10% of net assets.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2021.
(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

MML Total Return Bond Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $277,837. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $283,424.
(j)	The rate shown represents yield-to-maturity.
(k)	See Note 3 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
Eurodollar 2 Year Mid Curve Future	12/10/21	99.13	150	USD	37,070,625	$112,500	$58,089	$54,411

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
30-Year Interest Rate Swap, 1/23/54	Goldman Sachs & Co.	1/19/24	2.75%##	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	1,350,000	$45,711	$39,825	$5,886

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
Eurodollar 2 Year Mid Curve Future	12/10/21	98.75	300	USD	74,141,250	$(58,125)	$(34,572)	$(23,553)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	12/21/21	1	$195,941	$(4,878)
Short
U.S. Treasury Note 2 Year	12/31/21	17	$(3,743,070)	$2,140

MML Total Return Bond Fund — Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.072%	Semi-Annually	7/24/25	USD	3,875,000	$(19,262)	$—	$(19,262)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.034%	Semi-Annually	7/24/25	USD	5,725,000	(32,856)	—	(32,856)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.026%	Semi-Annually	7/24/25	USD	7,750,000	(45,698)	—	(45,698)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.390%	Semi-Annually	9/28/25	USD	15,085,000	(3,794)	—	(3,794)
Fixed 1.808%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/24/53	USD	325,000	9,654	—	9,654
Fixed 1.785%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/24/53	USD	475,000	16,616	—	16,616
Fixed 1.773%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/24/53	USD	650,000	24,642	—	24,642
Fixed 1.870%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	9/28/53	USD	1,285,000	21,348	—	21,348
							$(29,350)	$—	$(29,350)

##	Exercise Rate.

Currency Legend

USD	U.S. Dollar

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MML Series Investment Fund (the ''Trust'') is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a ''Fund'' or collectively as the ''Funds''):

MML Aggressive Allocation Fund ("Aggressive Allocation Fund")

MML American Funds Core Allocation Fund ("MML American Funds Core Allocation Fund")

MML American Funds Growth Fund ("MML American Funds Growth Fund")

MML American Funds International Fund ("MML American Funds International Fund")

MML Balanced Allocation Fund ("Balanced Allocation Fund")

MML Blue Chip Growth Fund ("Blue Chip Growth Fund")

MML Conservative Allocation Fund ("Conservative Allocation Fund")

MML Equity Income Fund ("Equity Income Fund")

MML Equity Index Fund ("Equity Index Fund")

MML Focused Equity Fund ("Focused Equity Fund")

MML Foreign Fund ("Foreign Fund")

MML Fundamental Equity Fund ("Fundamental Equity Fund")

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund ("Global Fund")

MML Growth Allocation Fund ("Growth Allocation Fund")

MML Growth & Income Fund ("Growth & Income Fund")

MML Income & Growth Fund ("Income & Growth Fund")

MML International Equity Fund ("International Equity Fund")

MML Large Cap Growth Fund ("Large Cap Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund ("Mid Cap Growth Fund")

MML Mid Cap Value Fund ("Mid Cap Value Fund")

MML Moderate Allocation Fund ("Moderate Allocation Fund")

MML Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund")

MML Small Company Value Fund ("Small Company Value Fund")

MML Small/Mid Cap Value Fund ("Small/Mid Cap Value Fund")

MML Total Return Bond Fund (“Total Return Bond Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the Allocation Funds (as defined below), which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets in shares of series of the Trust and MML Series Investment Fund II (advised by MML Investment Advisers, LLC, a wholly-owned subsidiary of MassMutual) and non-affiliated mutual funds (together, the “MML Underlying Funds”).

MML American Funds Growth Fund and MML American Funds International Fund (each a “Feeder Fund,” collectively the “Feeder Funds”) invest all of their assets in Class 1 shares of the Growth and International Funds, respectively, each a series of the American Funds Insurance Series (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Fund has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Funds is directly affected by the performance of the Master Funds. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the “American Underlying Funds” and collectively with the MML Underlying Funds, the “Underlying Funds”).

Notes to Portfolio of Investments (Unaudited) (Continued)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees ("Trustees"), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund or Master Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each of the Allocation Funds, Feeder Funds, and MML American Funds Core Allocation Fund is based upon the net asset value(s) of its corresponding Master Fund or Underlying Funds. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds and Master Funds, as applicable, explain the valuation methods for the Underlying Funds and Master Funds, including the circumstances under which the Underlying Funds or Master Funds, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission's ("SEC") EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds' Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds' Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds' Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds or Master Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

1 The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company's interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Allocation Funds, Feeder Funds, and MML American Funds Core Allocation Fund characterized all investments at Level 1, as of September 30, 2021. The Fundamental Value Fund, Income & Growth Fund, Large Cap Growth Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2021. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of September 30, 2021, for the remaining Funds' investments:

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$584,814,176	$7,270,864	*	$908,245	$592,993,285
Preferred Stock	—	—		3,417,613	3,417,613
Corporate Debt	—	—		1,614,700	1,614,700
Short-Term Investments	100	2,400,138		—	2,400,238
Total Investments	$584,814,276	$9,671,002		$5,940,558	$600,425,836

Equity Income Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$397,596,238	$12,268,369	*	$—	$409,864,607
Preferred Stock	6,149,056	—		—	6,149,056
Mutual Funds	2,131,663	—		—	2,131,663
Short-Term Investments	1,075	5,303,851		—	5,304,926
Total Investments	$405,878,032	$17,572,220		$—	$423,450,252

Equity Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$700,095,438	$—	$—	$700,095,438
Short-Term Investments	—	6,389,461	—	6,389,461
Total Investments	$700,095,438	$6,389,461	$—	$706,484,899
Liability Derivatives
Futures Contracts	(220,963)	—	—	(220,963)

Focused Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$289,870,811	$13,241,811	*	$—	$303,112,622
Short-Term Investments	—	5,442,147		—	5,442,147
Total Investments	$289,870,811	$18,683,958		$—	$308,554,769

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$6,371,230	$—	$6,371,230
Austria	—	814,261	—	814,261
Belgium	—	6,755,251	—	6,755,251
Cayman Islands	—	5,182,172	—	5,182,172
Denmark	—	811,490	—	811,490
Finland	—	532,537	—	532,537
France	—	20,786,123	—	20,786,123
Germany	—	32,941,154	—	32,941,154
Ireland	2,996,360	7,958,035	—	10,954,395
Israel	2,317,320	—	—	2,317,320
Italy	—	1,290,970	—	1,290,970
Japan	—	58,486,813	—	58,486,813
Luxembourg	—	2,395,792	—	2,395,792
Netherlands	2,311,266	12,222,240	—	14,533,506
Norway	—	2,422,822	—	2,422,822
Republic of Korea	—	4,400,284	—	4,400,284
Singapore	—	3,473,004	—	3,473,004
Sweden	—	6,040,009	—	6,040,009
Switzerland	—	23,788,650	—	23,788,650
United Kingdom	878,966	37,520,970	—	38,399,936
Mutual Funds	1,252,891	—	—	1,252,891
Rights	—	98,306	—	98,306
Total Investments	$9,756,803	$234,292,113	$—	$244,048,916

Fundamental Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$229,629,489	$715,644	*	$—	$230,345,133
Mutual Funds	2,276,857	—		—	2,276,857
Short-Term Investments	—	536,090		—	536,090
Total Investments	$231,906,346	$1,251,734		$—	$233,158,080

Global Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Austria	$—	$1,280,764	$—	$1,280,764
Canada	10,372,530	—	—	10,372,530
Denmark	—	1,952,754	—	1,952,754
France	—	43,080,711	—	43,080,711
Germany	—	14,915,304	—	14,915,304
Ireland	32,219,337	6,955,747	—	39,175,084
Israel	3,534,196	—	—	3,534,196
Japan	—	8,409,898	—	8,409,898
Mexico	849,171	—	—	849,171
Netherlands	—	10,668,925	—	10,668,925
Republic of Korea	—	3,374,277	—	3,374,277
Spain	—	3,444,644	—	3,444,644
Sweden	—	6,176,461	—	6,176,461
Switzerland	—	30,015,843	—	30,015,843
United Kingdom	1,981,450	26,312,170	—	28,293,620
United States	174,589,882	—	—	174,589,882
Mutual Funds	3,120,584	—	—	3,120,584
Warrants	49,802	—	—	49,802
Total Investments	$226,716,952	$156,587,498	$—	$383,304,450

Growth & Income Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$157,579,464	$8,051,121	*	$—	$165,630,585
Short-Term Investments	—	1,576,497		—	1,576,497
Total Investments	$157,579,464	$9,627,618		$—	$167,207,082

Notes to Portfolio of Investments (Unaudited) (Continued)

International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$3,360,794	$—	$3,360,794
Belgium	—	2,530,217	—	2,530,217
Canada	3,956,717	—	—	3,956,717
Cayman Islands	3,212,100	1,503,997	—	4,716,097
Finland	—	777,310	—	777,310
France	—	18,897,289	—	18,897,289
Germany	467,349	38,597,548	—	39,064,897
India	—	2,023,666	—	2,023,666
Indonesia	—	1,040,894	—	1,040,894
Ireland	2,311,920	—	—	2,311,920
Italy	—	5,768,218	—	5,768,218
Japan	—	3,445,024	—	3,445,024
Mexico	1,917,108	—	—	1,917,108
Netherlands	—	10,590,187	—	10,590,187
Republic of Korea	—	1,676,469	—	1,676,469
South Africa	—	1,286,664	—	1,286,664
Spain	—	2,594,854	—	2,594,854
Sweden	—	6,655,970	—	6,655,970
Switzerland	—	13,256,978	—	13,256,978
United Kingdom	3,185,620	23,637,985	—	26,823,605
Preferred Stock*
Germany	—	306,378	—	306,378
Republic of Korea	—	1,182,357	—	1,182,357
Corporate Debt	—	454,917	—	454,917
Mutual Funds	6,094,545	—	—	6,094,545
Short-Term Investments	—	3,305,800	—	3,305,800
Total Investments	$21,145,359	$142,893,516	$—	$164,038,875
Asset Derivatives
Forwards	$—	$81,406	$—	$81,406

Managed Volatility Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$137,103,984	$—	$—	$137,103,984
Corporate Debt	—	—	—+	—
Purchased Options	1,513,647	—	—	1,513,647
Short-Term Investments	—	1,171,506	—	1,171,506
Total Investments	$138,617,631	$1,171,506	$—	$139,789,137
Liability Derivatives
Written Options	(294,030)	—	—	(294,030)

Mid Cap Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$438,571,467	$1,732,276	$757,365	$441,061,108
Preferred Stock	—	—	9,259,679	9,259,679
Mutual Funds	4,397,093	—	—	4,397,093
Short-Term Investments	102	10,525,102	—	10,525,204
Total Investments	$442,968,662	$12,257,378	$10,017,044	$465,243,084

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$307,423,650	$22,130,611	*	$—	$329,554,261
Mutual Funds	1,163,673	—		—	1,163,673
Short-Term Investments	—	9,549,955		—	9,549,955
Total Investments	$308,587,323	$31,680,566		$—	$340,267,889
Asset Derivatives
Forward Contracts	$—	$325,444		$—	$325,444
Liability Derivatives
Forward Contracts	$—	$(4,913)		$—	$(4,913)

Small Cap Growth Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$185,914,853	$1,883,548	$—	$187,798,401
Mutual Funds	6,485,074	—	—	6,485,074
Short-Term Investments	—	4,541,098	—	4,541,098
Total Investments	$192,399,927	$6,424,646	$—	$198,824,573

Small Company Value Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$93,069,928	$—	$—	$93,069,928
Warrants	6,317	—	—	6,317
Mutual Funds	558,004	—	—	558,004
Short-Term Investments	100	1,190,802	—	1,190,902
Total Investments	$93,634,349	$1,190,802	$—	$94,825,151

Total Return Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans(Less Unfunded Loan Commitments)	$—	$5,117,008	$—	$5,117,008
Corporate Debt	—	96,720,741	—	96,720,741
Municipal Obligations	—	5,222,010	—	5,222,010
Non-U.S. Government Agency Obligations	—	47,634,394	—	47,634,394
Sovereign Debt Obligations	—	3,536,960	—	3,536,960
U.S. Government Agency Obligations and Instrumentalities	—	131,301,056	—	131,301,056
U.S. Treasury Obligations	—	159,363,325	—	159,363,325
Purchased Options	112,500	45,711	—	158,211
Mutual Funds	5,672,438	—	—	5,672,438
Short-Term Investments	—	56,396,474	—	56,396,474
Unfunded Loan Commitments***	—	7,380	—	7,380
Total Investments	$5,784,938	$505,345,059	$—	$511,129,997
Asset Derivatives
Futures Contracts	2,140	—	—	2,140
Swap Agreements	—	72,260	—	72,260
Total	$2,140	$72,260	$—	$74,400
Liability Derivatives
Futures Contracts	(4,878)	—	—	(4,878)
Swap Agreements	—	(101,610)	—	(101,610)
Written Options	(58,125)	—	—	(58,125)
Total	$(63,003)	$(101,610)	$—	$(164,613)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

***	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.

+	Represents a security at $0 value as of September 30, 2021.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Annual/Semiannual reports and prospectus(es) and Statement(s) of Additional Information which can be found on the SEC’s EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the Allocation Funds, Feeder Funds, and MML American Funds Core Allocation Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2021, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the Foreign Fund and the International Equity Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Allocation Funds, Feeder Funds, and MML American Funds Core Allocation Fund, may also invest in foreign securities. In addition, certain Underlying Funds or Master Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Code, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At September 30, 2021, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$152,392,261	$13,267,424	$(570,066)	$12,697,358
MML American Funds Core Allocation Fund	788,164,997	135,828,816	–	135,828,816
MML American Funds Growth Fund	191,112,050	88,876,341	–	88,876,341
MML American Funds International Fund	48,302,311	12,272,095	–	12,272,095
Balanced Allocation Fund	437,216,895	35,259,353	(2,308,792)	32,950,561
Blue Chip Growth Fund	335,431,177	272,352,561	(7,357,902)	264,994,659
Conservative Allocation Fund	375,888,474	24,299,179	(3,526,651)	20,772,528
Equity Income Fund	320,195,551	108,723,937	(5,469,236)	103,254,701
Equity Index Fund	358,366,429	360,336,414	(12,217,944)	348,118,470
Focused Equity Fund	255,081,614	54,090,101	(616,946)	53,473,155
Foreign Fund	219,903,733	37,126,902	(12,981,719)	24,145,183
Fundamental Equity Fund	194,687,225	39,796,604	(1,325,749)	38,470,855
Fundamental Value Fund	144,163,252	41,839,588	(2,344,980)	39,494,608
Global Fund	282,886,442	105,392,000	(4,973,992)	100,418,008
Growth Allocation Fund	1,090,524,782	106,168,318	(4,068,567)	102,099,751
Growth & Income Fund	87,282,791	80,827,878	(903,587)	79,924,291
Income & Growth Fund	186,824,216	59,421,118	(2,344,457)	57,076,661
International Equity Fund	143,355,812	30,007,173	(9,324,110)	20,683,063
Large Cap Growth Fund	129,653,088	64,531,724	(1,207,736)	63,323,988
Managed Volatility Fund	77,882,282	64,312,042	(2,405,187)	61,906,855
Mid Cap Growth Fund	326,163,567	148,872,985	(9,793,468)	139,079,517
Mid Cap Value Fund	294,882,043	50,111,053	(4,725,207)	45,385,846
Moderate Allocation Fund	1,635,143,400	129,427,342	(4,680,503)	124,746,839
Small Cap Growth Equity Fund	170,936,691	37,960,448	(10,072,566)	27,887,882
Small Company Value Fund	65,380,363	31,373,080	(1,928,292)	29,444,788
Small/Mid Cap Value Fund	134,650,881	40,515,758	(2,201,701)	38,314,057
Total Return Bond Fund	506,713,890	7,639,413	(3,223,306)	4,416,107

4. New Accounting Pronouncements

In October 2020, Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) was amended by Accounting Standards Update 2020-08, Codification Improvements to Subtopic 310-20, Receivables — Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 requires entities to reevaluate whether callable debt securities fall within the scope of ASU 2017-08 at each reporting period. ASU 2020-08 also amends the relevant guidance to require premiums to be amortized to the “next call date” rather than the “earliest call date,” and further clarifies the definition of “next call date.” ASU 2020-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. As of September 30, 2021, Management has fully implemented the new rule and there was no material impact.

Notes to Portfolio of Investments (Unaudited) (Continued)

In January 2021, FASB issued Accounting Standards Update 2021-01 — Reference Rate Reform (Topic 848) — Scope (“ASU 2021-01”) as an update to Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) in order to make certain clarifications. ASU 2020-04 and ASU 2021-01 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 and ASU 2021-01 will have a material impact on the financial statements.

5. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust. This case has been dismissed by the district court and dismissal was affirmed by the Second Circuit Court of Appeals. The Trustee recently filed with the Second Circuit a petition for rehearing en banc.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund are approximately $4,562,800 and $207,706, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, these actions were transferred to the Southern District of New York for consolidated pretrial proceedings. This case also has been dismissed. The district court’s dismissal of the case was affirmed by the Second Circuit Court of Appeals, and the Plaintiffs’ petition for certiorari was denied by the United States Supreme Court.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

Notes to Portfolio of Investments (Unaudited) (Continued)

6. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects, such as declines in global financial markets and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.